                      [PHOTO]       [PHOTO]       [PHOTO]

                            CALAMOS FAMILY OF FUNDS

                          ANNUAL REPORT MARCH 31, 2003

               CALAMOS Convertible Fund
               CALAMOS Growth and Income Fund
               (formerly named Convertible Growth and Income Fund) CALAMOS Market Neutral Fund
               CALAMOS Growth Fund
               CALAMOS Global Growth and Income Fund
               (formerly named Global Convertible Fund)
               CALAMOS High Yield Fund
               CALAMOS Mid Cap Value Fund

                           [CALAMOS INVESTMENTS LOGO]
                        Strategies for Serious Money(TM)

                               PRESIDENT'S LETTER


--------------------------------------------------------------------------------
President Photo
--------------------------------------------------------------------------------

Dear Shareholder,
       With the CALAMOS Family of Funds ending another fiscal year on March 31, 2003, we look back on a year filled with economic and geopolitical uncertainty, and can report that our focus on risk management helped preserve investors' capital. Each of the funds in the CALAMOS Family of Funds outperformed the market as measured by the S&P 500*, further reinforcing our belief that the key to long-term success is achieving a favorable balance between risk and reward throughout all phases of the market cycle. A complete discussion of each fund comparing it to its peer group is presented on the following pages.
       During market volatility, it is especially important that, as investors, we remain focused on our long term goals, resisting the temptation to weather the storm on the sidelines. History has shown that no one has been successful at timing the markets over the long-term and that being out of the markets for even very short periods can cause investors to miss out on important investment opportunities. CALAMOS is attempting to position the Funds for the slow, but visible market recovery while actively managing risk at all times.
       This year's report provides an overview of the CALAMOS Family of Funds' performance during the fiscal year, adjustments made in light of regulatory changes, and how we are positioned for the market environments ahead. Just as the Funds represent a wide range of security types and objectives, you will find different factors contributing to each Fund's performance throughout the year. However, in light of these differences, the underlying discipline for each remains the same: a long-term investment approach that focuses on consistency throughout a market cycle, applying our proprietary models and the qualitative perspective of an established investment team.
       We thank you for your continued confidence in the CALAMOS Family of Funds. With more than two decades of helping investors pursue financial success through our disciplined investment process, we remain firmly committed to delivering strategies for your serious money.

Sincerely,

/s/ John P. Calamos
John P. Calamos, Sr.
Chairman,
Chief Executive Officer and
Chief Investment Officer

CALAMOS INVESTMENT TRUST

The views expressed in this report reflect those of CALAMOS ASSET MANAGEMENT, Inc. only, through March 31, 2003. The manager's views are subject to change at any time based on market and other conditions. This report is submitted for general information for the shareholders of the Funds. The report is not authorized for distribution to prospective investors unless it is accompanied by a currently effective prospectus of the Funds, and, after June 30, 2003, updated performance data for the most recently completed calendar quarter.

*The S&P 500 is an unmanaged index generally considered representative of the U.S. stock market.


                        Strategies for Serious Money (R)                       1

                                CONVERTIBLE FUND


--------------------------------------------------------------------------------
A SHARES, AS OF 3/31/2003
SYMBOL
CCVIX
INCEPTION DATE
June 21, 1985
                             [MORNINGSTAR(TM) LOGO]
                                      * ***
                                 OVERALL RATING
                          Among 59 Convertible Funds+
For the 3-, 5-, and 10-year periods ended 3/31/03, the Fund's Class A shares received four stars, five stars, and four stars among 59, 48, and 17 convertible funds respectively.
--------------------------------------------------------------------------------

       Effective April 30, 2003, the CALAMOS Convertible Fund is closed to new investments, subject to exceptions enumerated in the prospectus.
       For the ten years ended 3/31/03, Lipper* ranked the Fund #2 out of 18 convertible funds, placing it second only to the CALAMOS Growth and Income Fund (formerly named the CALAMOS Convertible Growth and Income Fund). The CALAMOS Convertible Fund, returning -7.63% (Class A shares before sales charge) for the fiscal year ended 3/31/03, slightly underperformed the Lipper Convertible Mutual Fund Average's loss of -6.70%. As money managers, we are disappointed by even shorter-term losses, but we remain confident of our approach's ability to deliver long-term performance.
       At fiscal year end, Technology represented one of the largest sectors in the Fund as we focused on companies that would likely benefit from an increase in capital spending that typically accompanies a market rebound. Two other sectors with large weightings, Consumer Growth Staples and Consumer Cyclicals, each contributed to the Fund's performance relative to the benchmark as well. Security selection among Consumer Growth Staples benefited the Fund's performance for the fiscal year while the overweighting of Credit Cyclicals also added value relative to the broad convertible market. Security selection among some of the Fund's lower rated securities as well as its smaller-cap holdings helped the Fund preserve capital during another year of a prolonged bear market.
       During the latter half of the fiscal year, lower quality, speculative convertibles enjoyed significant appreciation, both from the increase in prices in their underlying stocks and from a tightening of credit spreads that boosted bond prices as well. We instead continued to focus on more appropriate balances between risk and reward in the Fund, which became more difficult as the convertible market exhibited its fixed-income, rather than its equity characteristics, offering less upside potential than normal. Indeed, at the market's peak in March 2000, more than 50% of convertibles exhibited equity-like characteristics, while less than 5% do so now. Now, as part of the market cycle, the majority of convertibles are serving more income-oriented investment objectives. The potential limitation on upside potential that this situation imposed on the Fund was the key driver in the decision to broaden the Fund's investment guidelines, as discussed in the prospectus supplement dated January 31, 2003. By removing the Fund's requirement to maintain an average quality rating of investment grade, we believe the Fund will be able to capture upside participation from the positive effects that a recovering economy typically delivers to lower quality debt. Although the guideline change does broaden the opportunities for the Fund, we will continue to avoid the aforementioned distressed, speculative arenas.

* Lipper Analytical Services, Inc. Lipper rankings are based on net total return performance, and do not reflect the effect of sales charges; if they had, results would have been less favorable. As of 3/31/03, the Fund is #40 of 65 for 1 year, and #4 of 45 for 5 years.

+ Morningstar proprietary ratings on U.S.-domiciled funds reflect historical risk-adjusted performance and are subject to change every month. Ratings are calculated from a fund's 3-, 5-, and 10-year average annual returns in excess of 90-day T-bill returns with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day T-bill returns. The Overall Morningstar Rating is a weighted average based on the 3-, 5-, and 10-year risk-adjusted performance. The top 10% of funds in an investment category receive five stars, the next 22.5% receive four stars, the next 35% receive three stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. Ratings reflect the effect of sales charges.


 2                      Strategies for Serious Money (R)

                                CONVERTIBLE FUND

                                                                   Average Annual Total Return+
                                                    ----------------------------------------------------------
CONVERTIBLE FUND                    ONE YEAR           FIVE YEARS           TEN YEARS        SINCE INCEPTION
                                ------------------------------------------------------------------------------
                                           Load                Load                Load                 Load
                                         Adjusted            Adjusted            Adjusted             Adjusted
A Shares: Inception 6/21/85     -7.63%   -12.02%    5.70%      4.67%    10.69%    10.15%    10.64%     10.34%
--------------------------------------------------------------------------------------------------------------
B Shares: Inception 9/11/00     -8.32%   -12.87%      NA         NA       NA         NA     -0.37%     -1.36%
--------------------------------------------------------------------------------------------------------------
C Shares: Inception 7/5/96      -8.32%       NA     5.16%        NA       NA         NA     9.74%         NA
--------------------------------------------------------------------------------------------------------------
I Shares: Inception 6/25/97     -7.44%       NA     6.03%        NA       NA         NA     8.41%         NA
--------------------------------------------------------------------------------------------------------------
Lipper Convertible Mutual Fund
  Average*                      -6.70%       NA     1.94%        NA     7.60%        NA     9.27%***      NA
--------------------------------------------------------------------------------------------------------------
Value Line Convertible Index**  -1.40%       NA     -0.94%       NA     6.93%        NA     8.19%***      NA
--------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. Returns and net asset value fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost.

For Class A shares, performance has been adjusted for the 4.75% sales charge. For Class B shares, performance has been adjusted for the contingent deferred sales charge applicable to the period of the redemption.

Performance shown includes the effects of an overpayment of dividends and/or capital gains distribution to shareholders of certain classes of shares of the Fund (and a corresponding capital contribution by Calamos Asset Management, Inc.), which increased certain return figures.

* The Lipper Convertible Mutual Fund Average is composed of all the mutual funds that invest primarily in convertible securities. Lipper Mutual Fund Averages are equally weighted and reflect investment of capital gain distributions and income dividends. Source: Lipper Analytical Services.

** The Value Line Convertible Index is an unmanaged index of convertible bonds and preferred stocks and is generally considered representative of the U.S. convertible securities market. Source: Frank Russell Company.

*** Since inception of Class A shares.

+ Average annual total return measures net investment income and capital gain or loss as an annualized average assuming reinvestment of dividends and capital gains distributions.



                        Strategies for Serious Money (R)                       3

                                CONVERTIBLE FUND


--------------------------------------------------------------------------------
[LEGEND]
--------------------------------------------------------------------------------

GROWTH OF $10,000 -- Based on a hypothetical investment made in the CALAMOS Convertible Fund.
[GRAPHIC IMAGE]

                                                   CALAMOS CONVERTIBLE         LIPPER CONVERTIBLE        VALUE LINE CONVERTIBLE
                                                  FUND - CLASS A SHARES       MUTUAL FUND AVERAGE*               INDEX**
                                                  ---------------------       --------------------       ----------------------
3/93                                                     9525.00                    10000.00                    10000.00
                                                         9836.00                    10200.00                    10265.00
                                                        10350.00                    10811.00                    10871.00
12/93                                                   10617.00                    11049.00                    11257.00
                                                        10236.00                    10788.00                    11340.00
                                                         9807.00                    10490.00                    10954.00
                                                        10197.00                    10838.00                    11315.00
12/94                                                    9870.00                    10503.00                    10824.00
                                                        10431.00                    11071.00                    11500.00
                                                        11473.00                    11787.00                    12593.00
                                                        12226.00                    12553.00                    13567.00
12/95                                                   12758.00                    12848.00                    13756.00
                                                        13430.00                    13496.00                    14526.00
                                                        13733.00                    13810.00                    15039.00
                                                        13811.00                    14252.00                    15427.00
12/96                                                   14888.00                    14862.00                    16004.00
                                                        15198.00                    15005.00                    16220.00
                                                        16789.00                    16412.00                    17524.00
                                                        17872.00                    17894.00                    19340.00
12/97                                                   17986.00                    17658.00                    18893.00
                                                        19936.00                    18987.00                    20496.00
                                                        20177.00                    18773.00                    19845.00
                                                        18051.00                    16644.00                    17249.00
12/98                                                   20079.00                    18498.00                    17889.00
                                                        20567.00                    18951.00                    18056.00
                                                        21756.00                    20464.00                    19585.00
                                                        21600.00                    20058.00                    19387.00
12/99                                                   27131.00                    23940.00                    21378.00
                                                        28409.00                    26327.00                    22854.00
                                                        27739.00                    25621.00                    21606.00
                                                        29825.00                    26180.00                    21703.00
12/00                                                   29097.00                    24268.00                    19177.00
                                                        27488.00                    22703.00                    18772.00
                                                        28117.00                    23491.00                    20340.00
                                                        26045.00                    20973.00                    23065.00
12/01                                                   27850.00                    22705.00                    24650.00
                                                        28465.00                    22850.00                    24847.00
                                                        27754.00                    21541.00                    23073.00
                                                        25220.00                    19710.00                    21419.00
12/02                                                   26579.00                    20972.00                    23414.00
3/03                                                    26292.00                    21330.00                    24500.00

[GRAPHIC IMAGE]

                                                   CALAMOS CONVERTIBLE         LIPPER CONVERTIBLE        VALUE LINE CONVERTIBLE
                                                  FUND - CLASS B SHARES       MUTUAL FUND AVERAGE*               INDEX**
                                                  ---------------------       --------------------       ----------------------
9/11/00                                                 10000.00                    10000.00                    10000.00
12/00                                                   11137.00                     9472.00                     8715.00
                                                        10516.00                     8861.00                     8531.00
                                                        10729.00                     9169.00                     9243.00
                                                         9924.00                     8186.00                    10482.00
12/01                                                   10592.00                     8862.00                    11202.00
                                                        10804.00                     8919.00                    11292.00
                                                        10517.00                     8408.00                    10486.00
                                                         9539.00                     7693.00                     9734.00
12/02                                                   10033.00                     8185.00                    10641.00
3/03                                                     9608.00                     8325.00                    11134.00

[GRAPHIC IMAGE]

                                                   CALAMOS CONVERTIBLE         LIPPER CONVERTIBLE        VALUE LINE CONVERTIBLE
                                                  FUND - CLASS C SHARES       MUTUAL FUND AVERAGE*               INDEX**
                                                  ---------------------       --------------------       ----------------------
7/5/96                                                  10000.00                    10000.00                    10000.00
                                                        10137.00                    10320.00                    10258.00
12/96                                                   10915.00                    10762.00                    10642.00
                                                        11127.00                    10865.00                    10785.00
                                                        12282.00                    11884.00                    11652.00
                                                        13060.00                    12957.00                    12860.00
12/97                                                   13126.00                    12786.00                    12563.00
                                                        14540.00                    13749.00                    13628.00
                                                        14691.00                    13594.00                    13196.00
                                                        13130.00                    12052.00                    11470.00
12/98                                                   14588.00                    13395.00                    11895.00
                                                        14927.00                    13723.00                    12006.00
                                                        15775.00                    14818.00                    13023.00
                                                        15634.00                    14525.00                    12891.00
12/99                                                   19613.00                    17335.00                    14215.00
                                                        20504.00                    19063.00                    15196.00
                                                        19989.00                    18553.00                    14366.00
                                                        21450.00                    18957.00                    14431.00
12/00                                                   21034.00                    17573.00                    12751.00
                                                        19841.00                    16440.00                    12482.00
                                                        20252.00                    17010.00                    13525.00
                                                        18727.00                    15187.00                    15337.00
12/01                                                   19991.00                    16441.00                    16391.00
                                                        20397.00                    16546.00                    16522.00
                                                        19846.00                    15598.00                    15342.00
                                                        17997.00                    14272.00                    14242.00
12/02                                                   18931.00                    15186.00                    15569.00
3/03                                                    18700.00                    15445.00                    16291.00


--------------------------------------------------------------------------------
PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS. The graphs and preceding table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of fund shares.
Fund performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares and the contingent deferred sales charge in effect at the end of the period for Class B shares.
--------------------------------------------------------------------------------

[GRAPHIC IMAGE]

                                                   CALAMOS CONVERTIBLE         LIPPER CONVERTIBLE        VALUE LINE CONVERTIBLE
                                                  FUND - CLASS I SHARES       MUTUAL FUND AVERAGE*               INDEX**
                                                  ---------------------       --------------------       ----------------------
6/25/97                                                 10000.00                    10000.00                    10000.00
                                                        10624.00                    11926.00                    11334.00
12/97                                                   10705.00                    11768.00                    11072.00
                                                        11885.00                    12654.00                    12011.00
                                                        12036.00                    12511.00                    11630.00
                                                        10792.00                    11093.00                    10109.00
12/98                                                   12019.00                    12328.00                    10484.00
                                                        12328.00                    12630.00                    10582.00
                                                        13059.00                    13638.00                    11478.00
                                                        12972.00                    13368.00                    11362.00
12/99                                                   16314.00                    15955.00                    12529.00
                                                        17107.00                    17546.00                    13393.00
                                                        16722.00                    17076.00                    12622.00
                                                        17986.00                    17448.00                    12719.00
12/00                                                   17533.00                    16174.00                    11239.00
                                                        16579.00                    15131.00                    11001.00
                                                        16966.00                    15656.00                    11920.00
                                                        15722.00                    13978.00                    13517.00
12/01                                                   16829.00                    15132.00                    14446.00
                                                        17216.00                    15229.00                    14562.00
                                                        16787.00                    14356.00                    13522.00
                                                        15260.00                    13136.00                    12552.00
12/02                                                   16097.00                    13977.00                    13722.00
3/03                                                    15933.00                    14216.00                    14358.00

* The Lipper Convertible Mutual Fund Average is composed of all the mutual funds that invest primarily in convertible securities. Lipper Mutual Fund Averages are equally weighted and reflect investment of capital gain distributions and income dividends. Source: Lipper Analytical Services.
** The Value Line Convertible Index is an unmanaged index of convertible bonds and preferred stocks and is generally considered representative of the U.S. convertible securities market. Source: Frank Russell Company.
*** Index start dates are 3/31/93, 9/1/00, 7/1/96 and 6/1/97 for Classes A, B,
    C, and I, respectively.


 4                      Strategies for Serious Money (R)

                             GROWTH AND INCOME FUND


--------------------------------------------------------------------------------
A SHARES, AS OF 3/31/2003
SYMBOL
CVTRX
INCEPTION DATE
September 22, 1988
                             [MORNINGSTAR(TM) LOGO]
                                     * * ***
                                 OVERALL RATING
                          Among 59 Convertible Funds+
For the 3-, 5-, and 10-year periods ended 3/31/03, the Fund received four stars for three years and five stars for five and ten years among 59, 48, and 17 convertible funds respectively.
--------------------------------------------------------------------------------

       Formerly named the Convertible Growth and Income Fund.
       The CALAMOS Growth and Income Fund returning -4.86% (Class A shares before sales charge) for the year ended 3/31/03, helped preserve capital relative to the -6.70% decline of the Lipper Convertible Mutual Fund Average. While we regret even this modest decline in a difficult market, the Fund maintained a #1 Convertible Fund ranking by Lipper* for 5 and 10 years ended 3/31/03, out of 45 and 18 funds, respectively.
       Seeking high long-term total return through growth and current income, the CALAMOS Growth and Income Fund opportunistically combines equities and convertible securities in the portfolio. The Fund focuses on companies that are growing earnings or cash flow rapidly. Careful analysis and security selection by our investment team helps maintain an attractive risk/reward profile throughout all market cycles.
       Reflecting the convertible market's lack of equity sensitivity, the Fund's allocation to common stock has increased to over 15% as of 3/31/03. This is consistent with the less defensive posture we have undertaken in recent months, as we remain confident in the U.S. economy's ability to rebound. We continue to weight the portfolio more heavily in less conservative sectors including Technology, Consumer Growth Staples, and Consumer Cyclicals, while still holding roughly half of the Fund's assets in investment grade issues. Currently, the portfolio remains largely focused on mid-sized companies, consistent with our long-held belief that mid-caps are the drivers of economic growth and the sweet spot of the market cap spectrum.
       Offering investors an attractive risk/reward balance with a strategic combination of convertibles, equities, and bonds, we believe the CALAMOS Growth and Income Fund is well positioned for an eventual market recovery.

* Lipper Analytical Services, Inc. Lipper rankings are based on net total return performance, and do not reflect the effect of sales charges; if they had, results would have been less favorable. As of 3/31/03, the Fund was ranked #20 of 65 for 1 year.

+ Morningstar proprietary ratings on U.S.-domiciled funds reflect historical risk-adjusted performance and are subject to change every month. Ratings are calculated from a fund's 3-, 5-, and 10-year average annual returns in excess of 90-day T-bill returns with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day T-bill returns. The Overall Morningstar Rating is a weighted average based on the 3-, 5-, and 10-year risk-adjusted performance. The top 10% of funds in an investment category receive five stars, the next 22.5% receive four stars, the next 35% receive three stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. Ratings reflect the effect of sales charges.


                        Strategies for Serious Money (R)                       5

                             GROWTH AND INCOME FUND

                                                                Average Annual Total Return+
GROWTH AND                                        ---------------------------------------------------------
INCOME FUND                       ONE YEAR           FIVE YEARS           TEN YEARS        SINCE INCEPTION
                              -----------------------------------------------------------------------------
                                         Load                Load                Load                Load
                                       Adjusted            Adjusted            Adjusted            Adjusted
A Shares: Inception 9/22/88   -4.86%    -9.36%    10.03%     8.96%    13.51%    12.96%    13.87%    13.49%
-----------------------------------------------------------------------------------------------------------
B Shares: Inception 9/11/00   -5.56%   -10.22%      NA         NA       NA         NA     0.20%     -0.82%
-----------------------------------------------------------------------------------------------------------
C Shares: Inception 8/5/96    -5.57%       NA     9.69%        NA       NA         NA     14.17%       NA
-----------------------------------------------------------------------------------------------------------
I Shares: Inception 9/18/97   -4.65%       NA     10.43%       NA       NA         NA     12.07%       NA
-----------------------------------------------------------------------------------------------------------
Lipper Convertible Mutual
  Fund Average*               -6.70%       NA     1.94%        NA     7.60%        NA     9.62%***     NA
-----------------------------------------------------------------------------------------------------------
Value Line Convertible
  Index**                     -1.40%       NA     -0.94%       NA     6.93%        NA     8.09%***     NA
-----------------------------------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. Returns and net asset value fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost.

For Class A shares, performance has been adjusted for the 4.75% sales charge. For Class B shares, performance has been adjusted for the contingent deferred sales charge applicable to the period of the redemption.

Performance shown includes the effects of an overpayment of dividends and/or capital gains distribution to shareholders of certain classes of shares of the Fund (and a corresponding capital contribution by Calamos Asset Management, Inc.), which increased certain return figures.

* The Lipper Convertible Mutual Fund Average is composed of all the mutual funds that invest primarily in convertible securities. Lipper Mutual Fund Averages are equally weighted and reflect investment of capital gain distributions and income dividends. Source: Lipper Analytical Services.

** The Value Line Convertible Index is an unmanaged index of convertible bonds and preferred stocks and is generally considered representative of the U.S. convertible securities market. Source: Frank Russell Company.

*** Since inception of Class A shares.

+ Average annual total return measures net investment income and capital gain or loss as an annualized average assuming reinvestment of dividends and capital gains distributions.



 6                      Strategies for Serious Money (R)

                             GROWTH AND INCOME FUND


--------------------------------------------------------------------------------
[LEGEND]
--------------------------------------------------------------------------------

GROWTH OF $10,000 -- Based on a hypothetical investment made in the CALAMOS Growth & Income Fund.
[GRAPHIC IMAGE]

                                                   CALAMOS CONVERTIBLE
                                                 GROWTH & INCOME FUND -        LIPPER CONVERTIBLE        VALUE LINE CONVERTIBLE
                                                     CLASS A SHARES           MUTUAL FUND AVERAGE*               INDEX**
                                                 ----------------------       --------------------       ----------------------
3/93                                                     9525.00                    10000.00                    10000.00
                                                         9848.00                    10200.00                    10265.00
                                                        10494.00                    10811.00                    10871.00
12/93                                                   10347.00                    11049.00                    11257.00
                                                        10003.00                    10788.00                    11340.00
                                                         9498.00                    10490.00                    10954.00
                                                         9900.00                    10838.00                    11315.00
12/94                                                    9798.00                    10503.00                    10824.00
                                                        10140.00                    11071.00                    11500.00
                                                        11003.00                    11787.00                    12593.00
                                                        11925.00                    12553.00                    13567.00
12/95                                                   12652.00                    12848.00                    13756.00
                                                        13486.00                    13496.00                    14526.00
                                                        13972.00                    13810.00                    15039.00
                                                        14190.00                    14252.00                    15427.00
12/96                                                   15085.00                    14862.00                    16004.00
                                                        15230.00                    15005.00                    16220.00
                                                        17097.00                    16412.00                    17524.00
                                                        18583.00                    17894.00                    19340.00
12/97                                                   18605.00                    17658.00                    18893.00
                                                        20977.00                    18987.00                    20495.00
                                                        21296.00                    18773.00                    19845.00
                                                        19222.00                    16644.00                    17249.00
12/98                                                   21882.00                    18498.00                    17889.00
                                                        22425.00                    18951.00                    18056.00
                                                        24647.00                    20464.00                    19585.00
                                                        24908.00                    20058.00                    19387.00
12/99                                                   33467.00                    23940.00                    21378.00
                                                        35830.00                    26327.00                    22854.00
                                                        34880.00                    25621.00                    21606.00
                                                        37636.00                    26180.00                    21703.00
12/00                                                   35762.00                    24268.00                    19177.00
                                                        33383.00                    22703.00                    18772.00
                                                        34762.00                    23491.00                    20340.00
                                                        32325.00                    20973.00                    23065.00
12/01                                                   34915.00                    22705.00                    24650.00
                                                        35561.00                    22850.00                    24847.00
                                                        34618.00                    21541.00                    23073.00
                                                        31828.00                    19710.00                    21419.00
12/02                                                   33480.00                    20972.00                    23414.00
3/03                                                    33831.00                    21330.00                    24500.00

[GRAPHIC IMAGE]

                                                   CALAMOS CONVERTIBLE
                                                  GROWTH & INCOME FUND         LIPPER CONVERTIBLE        VALUE LINE CONVERTIBLE
                                                     CLASS B SHARES           MUTUAL FUND AVERAGE*               INDEX**
                                                  --------------------        --------------------       ----------------------
9/11/00                                                 10000.00                    10000.00                    10000.00
12/00                                                   10796.00                     9472.00                     8715.00
                                                        10065.00                     8861.00                     8531.00
                                                        10464.00                     9169.00                     9243.00
                                                         9710.00                     8186.00                    10482.00
12/01                                                   10469.00                     8862.00                    11202.00
                                                        10642.00                     8919.00                    10641.00
                                                        10340.00                     8408.00                    10486.00
                                                         9490.00                     7693.00                     9734.00
12/02                                                    9965.00                     8185.00                    10641.00
3/03                                                     9749.00                     8325.00                    11134.00

[GRAPHIC IMAGE]

                                                   CALAMOS CONVERTIBLE
                                                  GROWTH & INCOME FUND       VALUE LINE CONVERTIBLE        LIPPER CONVERTIBLE
                                                     CLASS C SHARES                  INDEX**              MUTUAL FUND AVERAGE*
                                                  --------------------       ----------------------       --------------------
8/5/96                                                  10000.00                    10000.00                    10000.00
                                                        10345.00                    10320.00                    10586.00
12/96                                                   10984.00                    10762.00                    10982.00
                                                        11075.00                    10865.00                    11130.00
                                                        12430.00                    11884.00                    12025.00
                                                        13492.00                    12957.00                    13271.00
12/97                                                   13500.00                    12786.00                    12964.00
                                                        15205.00                    13749.00                    14064.00
                                                        15411.00                    13594.00                    13618.00
                                                        13909.00                    12052.00                    11837.00
12/98                                                   15813.00                    13395.00                    12276.00
                                                        16186.00                    13723.00                    12390.00
                                                        17763.00                    14818.00                    13439.00
                                                        17926.00                    14525.00                    13304.00
12/99                                                   24051.00                    17335.00                    14670.00
                                                        25721.00                    19063.00                    15682.00
                                                        24998.00                    18553.00                    14826.00
                                                        26953.00                    18957.00                    14893.00
12/00                                                   25931.00                    17573.00                    13159.00
                                                        24183.00                    16440.00                    12881.00
                                                        25136.00                    17010.00                    13957.00
                                                        23334.00                    15187.00                    15827.00
12/01                                                   25154.00                    16441.00                    16915.00
                                                        25574.00                    16546.00                    17050.00
                                                        24848.00                    15598.00                    15833.00
                                                        22803.00                    14272.00                    14698.00
12/02                                                   23947.00                    15186.00                    16067.00
3/03                                                    24149.00                    15445.00                    16812.00


--------------------------------------------------------------------------------
PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS. The graphs and preceding table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of fund shares.
Fund performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares and the contingent deferred sales charge in effect at the end of the period for Class B shares.
--------------------------------------------------------------------------------

[GRAPHIC IMAGE]

                                                   CALAMOS CONVERTIBLE
                                                 GROWTH & INCOME FUND -        LIPPER CONVERTIBLE        VALUE LINE CONVERTIBLE
                                                     CLASS I SHARES          MUTUAL FUND AVERAGE***             INDEX****
                                                 ----------------------      ----------------------      ----------------------
9/18/97                                                 10000.00                    10000.00                    10000.00
                                                        10101.00                    10903.00                    10376.00
12/97                                                   10128.00                    10759.00                    10136.00
                                                        11440.00                    11569.00                    10996.00
                                                        11625.00                    11439.00                    10647.00
                                                        10514.00                    10141.00                     9255.00
12/98                                                   11986.00                    11271.00                     9598.00
                                                        12299.00                    11547.00                     9687.00
                                                        13528.00                    12469.00                    10508.00
                                                        13685.00                    12222.00                    10402.00
12/99                                                   18412.00                    14587.00                    11470.00
                                                        19740.00                    16041.00                    12261.00
                                                        19248.00                    15611.00                    11592.00
                                                        20784.00                    15952.00                    11644.00
12/00                                                   19753.00                    14787.00                    10289.00
                                                        18452.00                    13833.00                    10072.00
                                                        19229.00                    14313.00                    10913.00
                                                        17894.00                    12779.00                    12375.00
12/01                                                   19329.00                    13834.00                    13225.00
                                                        19700.00                    13923.00                    13331.00
                                                        19188.00                    13125.00                    12379.00
                                                        17649.00                    12010.00                    11492.00
12/02                                                   18583.00                    12778.00                    12562.00
3/03                                                    18784.00                    12997.00                    13145.00

* The Lipper Convertible Mutual Fund Average is composed of all the mutual funds that invest primarily in convertible securities. Lipper Mutual Fund Averages are equally weighted and reflect investment of capital gain distributions and income dividends. Source: Lipper Analytical Services.
** The Value Line Convertible Index is an unmanaged index of convertible bonds and preferred stocks and is generally considered representative of the U.S. convertible securities market. Source: Frank Russell Company.
*** Index start dates are 3/31/93, 9/1/00, 8/1/96, and 9/1/97 for Classes A, B,
    C, and I respectively.


                        Strategies for Serious Money (R)                       7

                              MARKET NEUTRAL FUND


--------------------------------------------------------------------------------
A SHARES, AS OF 3/31/2003
SYMBOL
CVSIX
INCEPTION DATE
September 4, 1990
                             [MORNINGSTAR(TM) LOGO]
                                     * * ***
                                 OVERALL RATING
                               Among 742 Domestic
                                 Hybrid Funds+
For the 3-, 5-, and 10-year periods ended 3/31/03, the Fund's Class A shares received five stars for three and five years and four stars for ten years among 742, 584, and 149 domestic hybrid funds respectively.
--------------------------------------------------------------------------------

       This fund is closed to new investments, subject to the exceptions enumerated in the prospectus.
       The CALAMOS Market Neutral Fund returned 7.11% (Class A shares before sales charges) for the fiscal year ended 3/31/03, trailing the Lehman Brothers Government/ Corporate Bond Index's 13.40% while outpacing the 30-day T-bills Index 1.52% for the period. The Fund retains the distinction of the #1 Lipper* ranking for the 5 and 10 year periods as of 3/31/03, out of 12 and 8 flexible income funds, respectively.
       Through convertible hedging activities intended to neutralize the effects of ups and downs of both the stock and bond markets, the Fund survived another volatile year with strong performance. Using a hedging strategy to help neutralize its equity exposure, the Fund typically invests "long" in a company's convertible issue, while "shorting" its common stock at the same time. The successful execution of this strategy, as reflected by the fiscal year's performance, can result in less volatility in the Fund's performance versus the broad market, and yet still produce acceptable returns during market fluctuations.
       On November 30, 2001, the CALAMOS Market Neutral Fund was closed to most new investors to facilitate the portfolio management team's ability to continue to manage the fund effectively. However, since that time the Fund continued to experience significant inflows through exchanges and certain new accounts allowed by the prospectus. Assets grew to $762 million, an increase of 56% since the Fund's closing.! In the interest of serving our current shareholders by continuing to manage the assets they have entrusted to this strategy as effectively as possible, the Fund has now been closed to all new money, including new accounts and new money from existing shareholders of the Fund or through exchanges from any other CALAMOS Funds. However, as noted in the CALAMOS Family of Funds prospectus, the Fund continues to accept reinvestments of dividends or capital gain distributions on shares of the Fund.
       The Fund's focus on absolute, not relative, returns and its low correlation to the general market added diversification and helped minimize volatility during this prolonged bear market. We believe the Fund will continue to be a conservative alternative investment for shareholders seeking above-average income.

* Lipper Analytical Services, Inc. Lipper rankings are based on net total return performance, and do not reflect the effect of sales charges; if they had, results would have been less favorable. As of 3/31/03, the Fund was ranked #8 of 17 for 1 year.

+ Morningstar proprietary ratings on U.S.-domiciled funds reflect historical risk-adjusted performance and are subject to change every month. Ratings are calculated from a fund's 3-, 5-, and 10-year average annual returns in excess of 90-day T-bill returns with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day T-bill returns. The Overall Morningstar Rating is a weighted average based on the 3-, 5-, and 10-year risk-adjusted performance. The top 10% of funds in an investment category receive five stars, the next 22.5% receive four stars, the next 35% receive three stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. Ratings reflect the effect of sales charges.

! The time period of this increase is from 11/30/01 - 3/31/03.


 8                      Strategies for Serious Money (R)

                              MARKET NEUTRAL FUND

                                                                           Average Annual Total Return+
                                                           -------------------------------------------------------------
MARKET NEUTRAL FUND                        ONE YEAR           FIVE YEARS         TEN YEARS           SINCE INCEPTION
                                       ---------------------------------------------------------------------------------
                                                  Load               Load               Load                      Load
                                                Adjusted           Adjusted           Adjusted                  Adjusted
A Shares: Inception 9/4/90             7.11%     2.05%     9.39%    8.34%     8.72%    8.19%     9.48%           9.06%
------------------------------------------------------------------------------------------------------------------------
B Shares: Inception 9/11/00            6.28%     1.28%      NA        NA       NA        NA      6.92%           5.85%
------------------------------------------------------------------------------------------------------------------------
C Shares: Inception 2/16/00            6.29%       NA       NA        NA       NA        NA      7.30%             NA
------------------------------------------------------------------------------------------------------------------------
I Shares: Inception 5/10/00            7.40%       NA       NA        NA       NA        NA      7.83%             NA
------------------------------------------------------------------------------------------------------------------------
Salomon Brothers 30-Day Treasury
  Bills*                               1.52%       NA      3.80%      NA      4.14%      NA      4.19%***          NA
------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Government/Corporate
  Bond Index**                         13.40%      NA      7.65%      NA      7.30%      NA      8.53%***          NA
------------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. Returns and net asset value fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost.

For Class A shares, performance has been adjusted for the 4.75% sales charge. For Class B shares, performance has been adjusted for the contingent deferred sales charge applicable to the period of the redemption.

Performance shown includes the effects of an overpayment of dividends and/or capital gains distribution to shareholders of certain classes of shares of the Fund (and a corresponding capital contribution by Calamos Asset Management, Inc.), which increased certain return figures.

* The Salomon Brothers 30-Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments. U.S. Treasury bills are backed by the full faith and credit of the U.S. government and offer a guarantee as to the repayment of principal and interest at maturity. Source: Lipper Analytical Services.

** The Lehman Brothers Government/Corporate Bond Index is an unmanaged index comprising intermediate and long-term government and investment-grade corporate debt securities. Source: Lipper Analytical Services.

*** Since inception of Class A shares.

+ Average annual total return measures net investment income and capital gain or loss as an annualized average assuming reinvestment of dividends and capital gains distributions. Performance shown reflects the effects of an expense reimbursement, which improved results.



                        Strategies for Serious Money (R)                       9

                              MARKET NEUTRAL FUND


--------------------------------------------------------------------------------
[LEGEND]
--------------------------------------------------------------------------------

GROWTH OF $10,000 -- Based on a hypothetical investment made in the CALAMOS Market Neutral Fund.
[GRAPHIC IMAGE]

                                                     CALAMOS MARKET                                          LEHMAN BROTHERS
                                                 NEUTRAL FUND - CLASS A                                   GOVERNMENT/CORPORATE
                                                         SHARES               30 DAY TREASURY BILLS            BOND INDEX
                                                 ----------------------       ---------------------       --------------------
3/93                                                       9525                       10000                       10000
                                                           9770                       10072                       10300
                                                          10200                       10141                       10641
12/93                                                     10382                       10217                       10610
                                                          10204                       10294                       10278
                                                           9748                       10386                       10151
                                                           9870                       10494                       10201
12/94                                                      9612                       10609                       10239
                                                           9933                       10736                       10749
                                                          10462                       10887                       11447
                                                          10750                       11033                       11665
12/95                                                     11001                       11179                       12209
                                                          11284                       11306                       11923
                                                          11457                       11447                       11979
                                                          11644                       11588                       12190
12/96                                                     11900                       11733                       12563
                                                          12121                       11872                       12455
                                                          12659                       12013                       12908
                                                          13414                       12156                       13360
12/97                                                     13565                       12305                       13789
                                                          14028                       12450                       13999
                                                          14346                       12598                       14365
                                                          14049                       12748                       15076
12/98                                                     14926                       12865                       15096
                                                          15247                       12998                       14915
                                                          15683                       13144                       14751
                                                          15867                       13289                       14830
12/99                                                     16969                       13436                       14770
                                                          17852                       13609                       15167
                                                          18494                       13789                       15387
                                                          18940                       13988                       15828
12/00                                                     18720                       14195                       16520
                                                          19389                       14373                       17049
                                                          19860                       14512                       17100
                                                          19808                       14640                       17914
12/01                                                     20309                       14718                       17925
                                                          20514                       14780                       17840
                                                          20812                       14844                       18509
                                                          20931                       14907                       19564
12/02                                                     21651                       14961                       19903
3/03                                                      21973                       15004                       20231

[GRAPHIC IMAGE]

                                                     CALAMOS MARKET                                          LEHMAN BROTHERS
                                                 NEUTRAL FUND - CLASS B                                   GOVERNMENT/CORPORATE
                                                         SHARES               30 DAY TREASURY BILLS            BOND INDEX
                                                 ----------------------       ---------------------       --------------------
9/11/00                                                 10000.00                    10000.00                    10000.00
12/00                                                   10235.00                    10197.00                    10476.00
                                                        10620.00                    10325.00                    10811.00
                                                        10854.00                    10425.00                    10843.00
                                                        10810.00                    10517.00                    11360.00
12/01                                                   11060.00                    10573.00                    11367.00
                                                        11159.00                    10617.00                    11313.00
                                                        11298.00                    10663.00                    11737.00
                                                        11331.00                    10709.00                    12406.00
12/02                                                   11709.00                    10748.00                    12621.00
3/03                                                    11503.00                    10779.00                    12829.00

[GRAPHIC IMAGE]

                                                     CALAMOS MARKET                                          LEHMAN BROTHERS
                                                 NEUTRAL FUND - CLASS C                                   GOVERNMENT/CORPORATE
                                                         SHARES               30 DAY TREASURY BILLS            BOND INDEX
                                                 ----------------------       ---------------------       --------------------
2/16/00                                                   10000                       10000                       10000
                                                          10549                       10220                       10421
                                                          10810                       10368                       10720
12/00                                                     10781                       10521                       11188
                                                          11155                       10653                       11547
                                                          11404                       10756                       11581
                                                          11354                       10850                       12132
12/01                                                     11621                       10909                       12140
                                                          11721                       10955                       12083
                                                          11870                       11002                       12536
                                                          11905                       11049                       13250
12/02                                                     12295                       11089                       13480
3/03                                                      12458                       11121                       13702


--------------------------------------------------------------------------------
PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS. The graphs and preceding table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of fund shares.
Fund performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares and the contingent deferred sales charge in effect at the end of the period for Class B shares.
--------------------------------------------------------------------------------

[GRAPHIC IMAGE]

                                                     CALAMOS MARKET                                          LEHMAN BROTHERS
                                                 NEUTRAL FUND - CLASS I                                   GOVERNMENT/CORPORATE
                                                         SHARES               30 DAY TREASURY BILLS            BOND INDEX
                                                 ----------------------       ---------------------       --------------------
5/10/00                                                   10000                       10000                       10000
                                                          10385                       10084                       10195
                                                          10649                       10230                       10488
12/00                                                     10532                       10381                       10946
                                                          10913                       10511                       11296
                                                          11186                       10612                       11330
                                                          11166                       10706                       11869
12/01                                                     11448                       10763                       11876
                                                          11576                       10809                       11821
                                                          11752                       10855                       12264
                                                          11818                       10902                       12963
12/02                                                     12235                       10941                       13187
3/03                                                      12433                       10973                       13405

* The 30-Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments. U.S. Treasury bills are backed by the full faith and credit of the U.S. government and offer a guarantee as to the repayment of principal and interest at maturity. Source: Lipper Analytical Services.
** The Lehman Brothers Government/Corporate Bond Index is an unmanaged index comprising intermediate and long-term government and investment-grade corporate debt securities. Source: Lipper Analytical Services.
*** Index start dates are 3/31/93, 9/1/00, 2/1/00, and 5/1/00 for Classes A, B,
    C, and I, respectively.


 10                     Strategies for Serious Money (R)

                                  GROWTH FUND


--------------------------------------------------------------------------------
A SHARES, AS OF 3/31/2003
SYMBOL
CVGRX
INCEPTION DATE
September 4, 1990
                             [MORNINGSTAR(TM) LOGO]
                                     * * ***
                                 OVERALL RATING
                               Among 514 Mid-Cap
                                 Growth Funds+
For the 3-, 5-, and 10-year periods ended 3/31/03, the Fund received four stars for three years, five stars for five and ten years out of 514, 346, and 95 mid-cap growth funds respectively.
--------------------------------------------------------------------------------

       With a -15.84% return for the fiscal year (Class A shares before sales charge), the CALAMOS Growth Fund helped preserve capital relative to the S&P 500 and Lipper Mid-Cap Growth Index losses of -24.75% and -27.55%, respectively. Although we regret the steep decline on an absolute basis, it is clear that we protected much of the shareholders' capital relative to the market and our peers. Despite the decline for the fiscal year, the Fund maintained its #1 Lipper* ranking in the mid-cap growth category for 5 and 10 years out of 221 and 70 funds, respectively.
       The Fund can invest in promising opportunities regardless of a company's size or industry. However, we still found that mid-cap companies offer the growth characteristics favored by the Fund and ended the year with over a 73% allocation to this arena. Heavily weighted in Technology, Consumer Growth Staples, and Consumer Cyclicals, the Fund ended the fiscal year positioned in companies that may benefit from increases in capital spending and greater access to capital.
       With every security screened for its potential to deliver above-average, sustainable earnings growth, our security selection contributed to the Fund's performance relative to the broad mid-cap equity market+ in nearly every market sector. Holdings among the Technology, Telecommunications, and Financials sectors made the largest contributions.
       We believe the CALAMOS Growth Fund is opportunistically positioned for potential growth opportunities. Confident of an eventual market recovery, we continue to increase the Fund's holdings in companies that stand to benefit from increasing business capital spending and those that are achieving more growth potential as a result of positive factors such as improved balance sheets or greater access to capital.

+ As represented by the Russell Mid-Cap Growth Index

* Lipper Analytical Services, Inc. Lipper rankings are based on net total return performance, and do not reflect the effect of sales charges; if they had, results would have been less favorable. As of 3/31/03, the Fund was ranked #7 of 499 for 1 year.

+ Morningstar proprietary ratings on U.S.-domiciled funds reflect historical risk-adjusted performance and are subject to change every month. Ratings are calculated from a fund's 3-, 5-, and 10-year average annual returns in excess of 90-day T-bill returns with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day T-bill returns. The Overall Morningstar Rating is a weighted average based on the 3-, 5-, and 10-year risk-adjusted performance. The top 10% of funds in an investment category receive five stars, the next 22.5% receive four stars, the next 35% receive three stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. Ratings reflect the effect of sales charges.


                        Strategies for Serious Money (R)                      11

                                  GROWTH FUND

                                                                 Average Annual Total Return+
                                                  ----------------------------------------------------------
GROWTH FUND                       ONE YEAR           FIVE YEARS           TEN YEARS        SINCE INCEPTION
                             -------------------------------------------------------------------------------
                                         Load                Load                Load                 Load
                                       Adjusted            Adjusted            Adjusted             Adjusted
A Shares: Inception 9/4/90   -15.84%   -19.84%    13.95%    12.85%    17.03%    16.46%    17.16%     16.71%
------------------------------------------------------------------------------------------------------------
B Shares: Inception 9/11/00  -16.46%   -20.64%      NA         NA       NA         NA     -11.66%   -12.60%
------------------------------------------------------------------------------------------------------------
C Shares: Inception 9/3/96   -16.45%       NA     13.58%       NA       NA         NA     18.51%        NA
------------------------------------------------------------------------------------------------------------
I Shares: Inception 9/18/97  -15.62%       NA     14.85%       NA       NA         NA     14.61%        NA
------------------------------------------------------------------------------------------------------------
S&P 500*                     -24.75%       NA     -3.76%       NA     8.53%        NA     10.32%**      NA
------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. Returns and net asset value fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost.

For Class A shares, performance has been adjusted for the 4.75% sales charge. For Class B shares, performance has been adjusted for the contingent deferred sales charge applicable to the period of the redemption.

Performance shown includes the effects of an overpayment of dividends and/or capital gains distribution to shareholders of certain classes of shares of the Fund (and a corresponding capital contribution by Calamos Asset Management, Inc.), which increased certain return figures.

* The S&P 500 is an unmanaged index generally considered representative of the U.S. stock market. Source: Lipper Analytical Services.

** Since inception of Class A Shares.

+ Average annual total return measures net investment income and capital gain or loss as an annualized average assuming reinvestment of dividends and capital gains distributions. Performance shown reflects the effects of an expense reimbursement, which improved results.



 12                     Strategies for Serious Money (R)

                                  GROWTH FUND


--------------------------------------------------------------------------------
[LEGEND]
--------------------------------------------------------------------------------

GROWTH OF $10,000 -- Based on a hypothetical investment made in the CALAMOS Growth Fund.
[GRAPHIC IMAGE]

                                                                CALAMOS GROWTH FUND - CLASS
                                                                          A SHARES                     S&P 500 STOCK INDEX
                                                                ---------------------------            -------------------
3/93                                                                        9525                              10000
                                                                            9442                              10048
                                                                            9725                              10307
12/93                                                                       9953                              10546
                                                                            9522                              10147
                                                                            9473                              10189
                                                                            9848                              10687
12/94                                                                       9386                              10684
                                                                            9631                              11724
                                                                           10643                              12841
                                                                           12138                              13861
12/95                                                                      11967                              14695
                                                                           13026                              15484
                                                                           15015                              16178
                                                                           15572                              16678
12/96                                                                      16502                              18067
                                                                           15510                              18553
                                                                           18701                              21789
                                                                           22830                              23421
12/97                                                                      20499                              24093
                                                                           23894                              27452
                                                                           24333                              28363
                                                                           19878                              25550
12/98                                                                      26096                              30986
                                                                           28001                              32530
                                                                           31167                              34820
                                                                           31273                              32650
12/99                                                                      46366                              37506
                                                                           62543                              38364
                                                                           66089                              37344
                                                                           67841                              36982
12/00                                                                      58696                              34090
                                                                           53665                              30050
                                                                           57014                              31808
                                                                           48308                              27142
12/01                                                                      54192                              30041
                                                                           54539                              30098
                                                                           52117                              26068
                                                                           46395                              21566
12/02                                                                      45583                              23384
3/03                                                                       45902                              22647

[GRAPHIC IMAGE]

                                                                CALAMOS GROWTH FUND - CLASS
                                                                          B SHARES                     S&P 500 STOCK INDEX
                                                                ---------------------------            -------------------
9/11/00                                                                   10000.00                           10000.00
12/00                                                                      9476.00                            8896.00
                                                                           8652.00                            7842.00
                                                                           9173.00                            8301.00
                                                                           7759.00                            7083.00
12/01                                                                      8687.00                            7840.00
                                                                           8726.00                            7854.00
                                                                           8323.00                            6803.00
                                                                           7395.00                            5628.00
12/02                                                                      7252.00                            6102.00
3/03                                                                       7070.00                            5910.00

[GRAPHIC IMAGE]

                                                                CALAMOS GROWTH FUND - CLASS
                                                                          C SHARES                     S&P 500 STOCK INDEX
                                                                ---------------------------            -------------------
9/3/96                                                                     10000                              10000
12/96                                                                      11223                              11395
                                                                           10534                              11702
                                                                           12683                              13743
                                                                           15472                              14772
12/97                                                                      13869                              15196
                                                                           16147                              17314
                                                                           16423                              17889
                                                                           13396                              16114
12/98                                                                      17585                              19544
                                                                           18853                              20517
                                                                           20951                              21961
                                                                           20991                              20593
12/99                                                                      31087                              23655
                                                                           41887                              24197
                                                                           44195                              23553
                                                                           45296                              23325
12/00                                                                      39675                              21501
                                                                           36223                              18953
                                                                           38403                              20062
                                                                           32485                              17119
12/01                                                                      36371                              18947
                                                                           36527                              18983
                                                                           34840                              16441
                                                                           30955                              13602
12/02                                                                      30364                              14748
3/03                                                                       30522                              14284


--------------------------------------------------------------------------------
PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS. The graphs and preceding table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of fund shares.
Fund performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares and the contingent deferred sales charge in effect at the end of the period for Class B shares.
--------------------------------------------------------------------------------

[GRAPHIC IMAGE]

                                                               CALAMOS GROWTH FUND - CLASS I
                                                                           SHARES                      S&P 500 STOCK INDEX
                                                               -----------------------------           -------------------
9/18/97                                                                    10000                              10000
12/97                                                                       9117                              10291
                                                                           10641                              11726
                                                                           10847                              12115
                                                                            8870                              10913
12/98                                                                      11673                              13236
                                                                           12540                              13895
                                                                           13973                              14873
                                                                           14036                              13946
12/99                                                                      20807                              16020
                                                                           28071                              16387
                                                                           29697                              15951
                                                                           30513                              15796
12/00                                                                      27038                              14561
                                                                           24740                              12836
                                                                           26301                              13586
                                                                           22300                              11593
12/01                                                                      25028                              12831
                                                                           25205                              12856
                                                                           24104                              11134
                                                                           21467                               9212
12/02                                                                      21111                               9988
3/03                                                                       21269                               9673

 * The S&P 500 is an unmanaged index generally considered representative of the U.S. stock market. Source: Lipper Analytical Services.
** Index start dates are 3/31/93, 9/1/00, 9/1/96, and 9/1/97 for Classes A, B,
   C, and I, respectively.


                        Strategies for Serious Money (R)                      13

                               GLOBAL GROWTH AND

                                  INCOME FUND


--------------------------------------------------------------------------------
A SHARES, AS OF 3/31/2003
SYMBOL
CVLOX
INCEPTION DATE
September 9, 1996
                             [MORNINGSTAR(TM) LOGO]
                                       ***
                                 OVERALL RATING
                          Among 59 Convertible Funds+
For the 3-year and 5-year periods ended 3/31/03, the Fund received three stars and four stars among 59 and 48 convertible funds, respectively.
--------------------------------------------------------------------------------

       Formerly named the Global Convertible Fund.
       The CALAMOS Global Growth and Income Fund, returning -8.69% (Class A shares before sales charge) for the fiscal year, ended significantly ahead of the Morgan Stanley Capital International World Index and the Lipper Global Flexible Portfolio losses of -23.85% and -12.42%, respectively. As money managers we are disappointed by shorter-term losses even when they outpace their index, but we remain confident of our approach's ability to deliver long-term performance. Lipper* moved the Fund up in its ranking of global flexible funds, ranking the Fund #3 out of 72 Global Flexible funds for the 5 year period ended 3/31/03.
       Nearly half of the Fund's holdings are in issuers outside of the U.S., with European issues representing about 33% of the portfolio and emerging countries and Canada representing another 11%. The Fund continued to avoid Japan. Diversified across market sectors, the Fund ended the fiscal year with larger allocations to the Consumer Growth Staples, Consumer Staples, and Technology sectors. Mid- and larger-cap issues represented the lion's share of the Fund, with a 46% allocation to investment grade securities.
       The Fund offers investors the opportunity to diversify globally, strategically combining convertible and equity securities for a risk-managed approach to investing in companies around the world. While using the same disciplined, proprietary investment process as with the other CALAMOS Funds, in managing this Fund, we incorporate the additional step of country analysis. The extra step allows us to manage risk and reward by targeting countries that embrace classic economic principles, including property rights, privatization, reduced taxation and regulation, a realistic monetary policy, and a credible legal system. In addition, we generally hedge currency risk.
       We continue to find investment opportunities within and beyond U.S. borders, and believe the CALAMOS Global Growth and Income Fund is well positioned to benefit from an improving economy.

* Lipper Analytical Services, Inc. Lipper rankings are based on net total return performance, and do not reflect the effect of sales charges; if they had, results would have been less favorable. As of 3/31/03, the Fund was ranked #17 of 90 for 1 year.

+ Morningstar proprietary ratings on U.S.-domiciled funds reflect historical risk-adjusted performance and are subject to change every month. Ratings are calculated from a fund's 3-, 5-, and 10-year average annual returns in excess of 90-day T-bill returns with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day T-bill returns. The Overall Morningstar Rating is a weighted average based on the 3-, 5-, and 10-year risk-adjusted performance. The top 10% of funds in an investment category receive five stars, the next 22.5% receive four stars, the next 35% receive three stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. Ratings reflect the effect of sales charges.


 14                     Strategies for Serious Money (R)

                               GLOBAL GROWTH AND

                                  INCOME FUND

                                                             Average Annual Total Return+
                                              ----------------------------------------------------------
GLOBAL GROWTH AND INCOME FUND                      ONE YEAR           FIVE YEARS        SINCE INCEPTION
                                              ----------------------------------------------------------
                                                          Load                Load                Load
                                                        Adjusted            Adjusted            Adjusted
A Shares: Inception 9/9/96                    -8.69%    -12.98%    4.08%     3.06%     8.62%      7.81%
--------------------------------------------------------------------------------------------------------
B Shares: Inception 9/11/00                   -9.38%    -13.90%      NA        NA      -5.63%    -6.57%
--------------------------------------------------------------------------------------------------------
C Shares: Inception 9/24/96                   -9.33%        NA     3.76%       NA      8.29%        NA
--------------------------------------------------------------------------------------------------------
I Shares: Inception 9/18/97                   -8.29%        NA     4.37%       NA      5.90%        NA
--------------------------------------------------------------------------------------------------------
Morgan Stanley Capital International World
  Index*                                      -23.85%       NA     -5.34%      NA      1.46%**      NA
--------------------------------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. Returns and net asset value fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost.

For Class A shares, performance has been adjusted for the 4.75% sales charge. For Class B shares, performance has been adjusted for the contingent deferred sales charge applicable to the period of the redemption.

Performance shown includes the effects of an overpayment of dividends and/or capital gains distribution to shareholders of certain classes of shares of the Fund (and a corresponding capital contribution by Calamos Asset Management, Inc.), which increased certain return figures.

* The MSCI World Index is an unmanaged equity index that is an arithmetic, market value-weighted average of the performance of over 1,450 securities listed on stock exchanges from around the world. Source: Lipper Analytical Services.

** Since inception of Class A shares.

+ Average annual total return measures net investment income and capital gain or loss as an annualized average assuming reinvestment of dividends and capital gains distributions. Performance shown reflects the effects of an expense reimbursement, which improved results.



                        Strategies for Serious Money (R)                      15

                               GLOBAL GROWTH AND

                                  INCOME FUND


--------------------------------------------------------------------------------
[LEGEND]
--------------------------------------------------------------------------------

GROWTH OF $10,000 -- Based on a hypothetical investment made in the CALAMOS Global Growth and Income Fund.
[GRAPHIC IMAGE]

                                                                 CALAMOS GLOBAL CONVERTIBLE           MORGAN STANLEY CAPITAL
                                                                   FUND - CLASS A SHARES            INTERNATIONAL WORLD INDEX
                                                                 --------------------------         -------------------------
9/9/96                                                                     9525.00                           10000.00
                                                                           9601.00                           10393.00
12/96                                                                     10042.00                           10880.00
                                                                          10290.00                           10924.00
                                                                          11631.00                           12581.00
                                                                          12277.00                           12954.00
12/97                                                                     11883.00                           12647.00
                                                                          13409.00                           14471.00
                                                                          13882.00                           14778.00
                                                                          12229.00                           13020.00
12/98                                                                     13557.00                           15782.00
                                                                          14090.00                           16360.00
                                                                          15049.00                           17155.00
                                                                          15092.00                           16915.00
12/99                                                                     19959.00                           19784.00
                                                                          20110.00                           20001.00
                                                                          19953.00                           19307.00
                                                                          19943.00                           18352.00
12/00                                                                     18789.00                           17230.00
                                                                          17838.00                           15030.00
                                                                          17968.00                           15446.00
                                                                          16716.00                           13237.00
12/01                                                                     17471.00                           14384.00
                                                                          17929.00                           14473.00
                                                                          17337.00                           13172.00
                                                                          15928.00                           10761.00
12/02                                                                     16528.00                           11595.00
3/03                                                                      16371.00                           11023.00

[GRAPHIC IMAGE]

                                                                 CALAMOS GLOBAL CONVERTIBLE           MORGAN STANLEY CAPITAL
                                                                   FUND - CLASS B SHARES            INTERNATIONAL WORLD INDEX
                                                                 --------------------------         -------------------------
9/11/00                                                                    10000                              10000
12/00                                                                      10028                               8890
                                                                            9527                               7755
                                                                            9589                               7970
                                                                            8895                               6830
12/01                                                                       9285                               7422
                                                                            9519                               7468
                                                                            9186                               6796
                                                                            8418                               5553
12/02                                                                       8730                               5983
3/03                                                                        8368                               5687

[GRAPHIC IMAGE]

                                                                 CALAMOS GLOBAL CONVERTIBLE           MORGAN STANLEY CAPITAL
                                                                   FUND - CLASS C SHARES            INTERNATIONAL WORLD INDEX
                                                                 --------------------------         -------------------------
9/24/96                                                                   10000.00                           10000.00
12/96                                                                     10543.00                           10880.00
                                                                          10763.00                           10924.00
                                                                          12150.00                           12581.00
                                                                          12808.00                           12954.00
12/97                                                                     12406.00                           12647.00
                                                                          13970.00                           14471.00
                                                                          14443.00                           14778.00
                                                                          12716.00                           13020.00
12/98                                                                     14080.00                           15782.00
                                                                          14614.00                           16360.00
                                                                          15582.00                           17155.00
                                                                          15603.00                           16913.00
12/99                                                                     20589.00                           19782.00
                                                                          20747.00                           19999.00
                                                                          20536.00                           19305.00
                                                                          20523.00                           18348.00
12/00                                                                     19604.00                           17227.00
                                                                          18586.00                           15025.00
                                                                          18666.00                           15441.00
                                                                          17345.00                           13233.00
12/01                                                                     18096.00                           14379.00
                                                                          18530.00                           14468.00
                                                                          17898.00                           13168.00
                                                                          16400.00                           10758.00
12/02                                                                     16989.00                           11592.00
3/03                                                                      16802.00                           11019.00


--------------------------------------------------------------------------------
PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS. The graphs and preceding table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of fund shares.
Fund performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares and the contingent deferred sales charge in effect at the end of the period for Class B shares.
--------------------------------------------------------------------------------

[GRAPHIC IMAGE]

                                                                 CALAMOS GLOBAL CONVERTIBLE           MORGAN STANLEY CAPITAL
                                                                   FUND - CLASS I SHARES            INTERNATIONAL WORLD INDEX
                                                                 --------------------------         -------------------------
9/18/97                                                                   10000.00                           10000.00
12/97                                                                      9818.00                           10295.00
                                                                          11085.00                           11781.00
                                                                          11493.00                           12030.00
                                                                          10144.00                           10599.00
12/98                                                                     11244.00                           12848.00
                                                                          11703.00                           13318.00
                                                                          12515.00                           13965.00
                                                                          12569.00                           13770.00
12/99                                                                     16570.00                           16104.00
                                                                          16678.00                           16281.00
                                                                          16549.00                           15716.00
                                                                          16579.00                           14937.00
12/00                                                                     15642.00                           14024.00
                                                                          14857.00                           12232.00
                                                                          14974.00                           12570.00
                                                                          13925.00                           10773.00
12/01                                                                     14579.00                           11706.00
                                                                          14970.00                           11778.00
                                                                          14474.00                           10720.00
                                                                          13314.00                            8758.00
12/02                                                                     13817.00                            9437.00
3/03                                                                      13730.00                            8970.00

 * The MSCI World Index is an unmanaged equity index that is an arithmetic, market value-weighted average of the performance of over 1,460 securities listed on stock exchanges from around the world. Source: Lipper Analytical Services.
** Index start dates are 9/1/96, 9/1/00, 9/1/96, and 9/1/97 for Classes A, B, C and I, respectively.


 16                     Strategies for Serious Money (R)

                                HIGH YIELD FUND


--------------------------------------------------------------------------------
A SHARES, AS OF 3/31/2003
SYMBOL
CHYDX
INCEPTION DATE
August 1, 1999
                             [MORNINGSTAR(TM) LOGO]
                                      * ***
                                 OVERALL RATING
                              Among 301 High Yield
                                  Bond Funds+
For the 3-year period ended 3/31/03, the Fund received four stars for three years among 301 high yield bond funds.
--------------------------------------------------------------------------------

       The CALAMOS High Yield Fund returned 2.53% (Class A shares before sales charges) for the fiscal year ended 3/31/03, slightly lagging the Merrill Lynch High Yield Master Index and Lipper High Current Yield Funds Index returning 3.33% and 3.18%, respectively. Marking the Fund's third year of operations since inception, Morningstar began rating the Fund, giving it an overall 4 star rating among 301 high yield bond funds. Lipper* ranked the Fund #16 for 3 years of 310 high yield funds.
       With the objective of achieving the highest level of current income obtainable with reasonable risk, the CALAMOS High Yield Fund invests in straight high yield/high risk securities, blending in higher-yielding convertibles for added flexibility. At fiscal year end, more than a third of the Fund's assets (38%) remained invested in convertible securities with sizable income components, otherwise known as "busted" convertibles, due to the steep declines in their underlying equity prices. Many busted convertibles behave much like straight high-yield debt, expanding the opportunity set for the Fund.
       The Fund ended the fiscal year with the largest weightings in the Consumer Cyclical and Technology sectors as we continue to add economically sensitive issues that may benefit from an improving credit environment. Affirming the value of an intensive investment process that includes credit analysis as a core step, security selection in Technology and Telecommunications significantly contributed to the Fund's performance for the fiscal year, with selection in the Capital Goods sector also adding value. From a market-cap perspective, selection among mid-cap issues benefited the Fund.
       In the current economic environment, the high yield market offers significant opportunities for the Fund through new high yield issuance as access to capital improves, the narrowing of historically wide-credit spreads offering investors attractive yields, and declining default rates among high yield bonds. We believe that the Fund is positioned to take advantage of these opportunities. While investing at the lower end of the credit spectrum, the Fund's rigorous investment process helps maintain a favorable balance between risk and reward.

* Lipper Analytical Services, Inc. Lipper rankings are based on net total return performance, and do not reflect the effect of sales charges; if they had, results would have been less favorable. As of 3/31/03, the Fund was ranked #223 of 379 for 1 year.

+ Morningstar proprietary ratings on U.S.-domiciled funds reflect historical risk-adjusted performance and are subject to change every month. Ratings are calculated from a fund's 3-, 5-, and 10-year average annual returns in excess of 90-day T-bill returns with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day T-bill returns. The Overall Morningstar Rating is a weighted average based on the 3-, 5-, and 10-year risk-adjusted performance. The top 10% of funds in an investment category receive five stars, the next 22.5% receive four stars, the next 35% receive three stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. Ratings reflect the effect of sales charges.


                        Strategies for Serious Money (R)                      17

                                HIGH YIELD FUND

                                                              Average Annual Total Return+
                                                    ------------------------------------------------
HIGH YIELD FUND                                           ONE YEAR                SINCE INCEPTION
                                                    ------------------------------------------------
                                                                 Load                        Load
                                                                Adjusted                    Adjusted
A Shares: Inception 8/1/99                          2.53%         -2.33%       4.60%          3.22%
----------------------------------------------------------------------------------------------------
B Shares: Inception 12/21/00                        1.91%         -2.96%       7.81%          6.60%
----------------------------------------------------------------------------------------------------
C Shares: Inception 12/21/00                        1.84%            NA        7.78%            NA
----------------------------------------------------------------------------------------------------
I Shares: Inception 3/1/02                          2.83%            NA        5.13%            NA
----------------------------------------------------------------------------------------------------
Lipper High Current Yield Funds Index*              3.18%            NA        -1.86%***        NA
----------------------------------------------------------------------------------------------------
Merrill Lynch High Yield Master Index**             3.33%            NA        2.02%***         NA
----------------------------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. Returns and net asset value fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost.

For Class A shares, performance has been adjusted for the 4.75% sales charge. For Class B shares, performance has been adjusted for the contingent deferred sales charge applicable to the period of the redemption.

Performance shown includes the effects of an overpayment of dividends and/or capital gains distribution to shareholders of certain classes of shares of the Fund (and a corresponding capital contribution by Calamos Asset Management, Inc.), which increased certain return figures.

  * The Lipper High Current Yield Funds Index is an equally weighted performance index for capital gains distribution and income dividends of the largest qualifying funds in the investment objective. The funds aim at high (relative) current yield from fixed-income securities with no quality or maturity restrictions, and tend to invest in lower-grade issues. Source:
    Lipper Analytical Services.

** Merrill Lynch High Yield Master Index measures the return of below-investment-grade U.S. bonds with a par value of no less than $10 million and a term to maturity of at least one year. Source: Lipper Analytical Services.

*** Since inception of Class A shares.

  + Average annual total return measures net investment income and capital gain or loss as an annualized average assuming reinvestment of dividends and capital gains distributions. Performance shown reflects the effects of an expense reimbursement, which improved results.



 18                     Strategies for Serious Money (R)

                                HIGH YIELD FUND


--------------------------------------------------------------------------------
[LEGEND]
--------------------------------------------------------------------------------

GROWTH OF $10,000 -- Based on a hypothetical investment made in the CALAMOS High Yield Fund.
[GRAPHIC IMAGE]

                                                   CALAMOS HIGH YIELD       LIPPER HIGH CURRENT YIELD   MERRILL LYNCH HIGH YIELD
                                                  FUND - CLASS A SHARES              INDEX*                  MASTER INDEX**
                                                  ---------------------     -------------------------   ------------------------
8/1/99                                                     9525                       10000                       10000
                                                           9525                        9821                        9860
12/99                                                      9489                       10085                        9966
                                                           9384                        9932                        9787
                                                           9588                        9892                        9849
                                                           9811                        9815                        9982
12/00                                                      9597                        9105                        9588
                                                          10052                        9417                       10184
                                                          10354                        9117                       10055
                                                           9948                        8561                        9648
12/01                                                     10574                        9011                       10183
                                                          10954                        9048                       10382
                                                          10658                        8542                        9745
                                                           9816                        8287                        9437
12/02                                                     10624                        8794                       10066
3/03                                                      11231                        9337                       10761

[GRAPHIC IMAGE]

                                                   CALAMOS HIGH YIELD       LIPPER HIGH CURRENT YIELD   MERRILL LYNCH HIGH YIELD
                                                  FUND - CLASS B SHARES              INDEX*                  MASTER INDEX**
                                                  ---------------------     -------------------------   ------------------------
12/21/00                                                10000.00                    10000.00                    10000.00
                                                        10206.00                    10173.00                    10217.00
                                                        10752.00                    10521.00                    10851.00
                                                        11076.00                    10186.00                    10714.00
                                                        10605.00                     9565.00                    10281.00
12/01                                                   11264.00                    10067.00                    10850.00
                                                        11642.00                    10109.00                    11063.00
                                                        11318.00                     9543.00                    10384.00
                                                        10403.00                     9259.00                    10056.00
12/02                                                   11236.00                     9826.00                    10726.00
3/03                                                    11509.00                    10432.00                    11466.00

[GRAPHIC IMAGE]

                                                   CALAMOS HIGH YIELD       LIPPER HIGH CURRENT YIELD   MERRILL LYNCH HIGH YIELD
                                                  FUND - CLASS C SHARES              INDEX*                  MASTER INDEX**
                                                  ---------------------     -------------------------   ------------------------
12/21/00                                                  10000                       10000                       10000
                                                          10206                       10173                       10217
                                                          10744                       10521                       10851
                                                          11077                       10186                       10714
                                                          10618                        9565                       10281
12/01                                                     11278                       10067                       10850
                                                          11643                       10109                       11063
                                                          11323                        9543                       10384
                                                          10406                        9259                       10056
12/02                                                     11229                        9826                       10726
3/03                                                      11859                       10432                       11466


--------------------------------------------------------------------------------
PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS. The graphs and preceding table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of fund shares.
Fund performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares and the contingent deferred sales charge in effect at the end of the period for Class B shares.
--------------------------------------------------------------------------------

[GRAPHIC IMAGE]

                                                   CALAMOS HIGH YIELD       LIPPER HIGH CURRENT YIELD   MERRILL LYNCH HIGH YIELD
                                                  FUND - CLASS I SHARES              INDEX*                  MASTER INDEX**
                                                  ---------------------     -------------------------   ------------------------
3/1/02                                                    10000                       10000                       10000
                                                          10006                        9627                        9609
                                                           9220                        9340                        9306
12/02                                                      9972                        9912                        9926
3/03                                                      10557                       10523                       10611

* The Lipper High Current Yield Funds Index is an equally weighted performance index for capital gains distribution and income dividends of the largest qualifying funds in the investment objective. The funds aim at high (relative) current yield from fixed-income securities with no quality or maturity restrictions, and tend to invest in lower-grade issues. Source:
    Lipper Analytical Services.
** Merrill Lynch High Yield Master Index measures the return of below-investment-grade U.S. bonds with a par value of no less than $10 million and a term to maturity of at least one year. Source: Lipper Analytical Services.
*** Index start dates are 8/1/99, 12/1/00, 12/1/00, and 3/1/02 for Classes A, B,
    C, and I, respectively.


                        Strategies for Serious Money (R)                      19

                               MID CAP VALUE FUND


--------------------------------------------------------------------------------
A SHARES, AS OF 3/31/2003
SYMBOL
CVAAX
INCEPTION DATE
January 2, 2002
--------------------------------------------------------------------------------

       The CALAMOS Mid Cap Value Fund, declining -22.14% for the fiscal year, tracked the -23.45% loss of the S&P Mid Cap 400 Index. Although the sizable decline was less than its peer group average, as money managers we remain unhappy with such a decline, and look forward to the Fund gaining surer footing in an improving economy. With the Fund posting over a year of performance history as of 3/31/03, Lipper* began tracking the Fund and ranked it as #184 for 1 year out of 486 mid-cap value funds.
       The sectors with the largest representation in the Fund continued to be Consumer Growth Staples and Consumer Cyclicals. While holdings among the Credit Cyclical and Consumer Staples sectors added value, selections among the Consumer Cyclical, Technology, and Capital Goods sectors had a negative impact on performance for the period. These economically sensitive sectors suffered as concerns over the economic recovery mounted during the period, but we expect greater recognition of such economically sensitive holdings as the recovery grows more apparent.
       Applying the CALAMOS equity models in a value orientation, we look for mid-cap companies valued favorably relative to certain financial measurements of their intrinsic value. In light of the fact that mid-cap issues appear favorably priced relative to their larger-cap counterparts, we believe the Fund is well positioned to benefit from an eventual market recovery.

* Lipper Analytical Services, Inc. Lipper rankings are based on net total return performance, and do not reflect the effect of sales charges; if they had, results would have been less favorable.


 20                     Strategies for Serious Money (R)

                               MID CAP VALUE FUND

                                                              Average Annual Total Return+
                                              ------------------------------------------------------------
                                                     ONE YEAR                        SINCE INCEPTION
MID CAP VALUE FUND                            ------------------------------------------------------------
                                                             Load                              Load
                                                            Adjusted                          Adjusted
A Shares: Inception 1/2/02                    -22.14%        -25.82%            -18.91%        -22.03%
----------------------------------------------------------------------------------------------------------
B Shares: Inception 1/2/02                    -22.70%        -26.56%            -19.51%        -22.10%
----------------------------------------------------------------------------------------------------------
C Shares: Inception 1/2/02                    -22.77%            NA             -19.51%            NA
----------------------------------------------------------------------------------------------------------
I Shares: Inception 3/1/02                    -22.02%            NA             -19.97%            NA
----------------------------------------------------------------------------------------------------------
S&P MidCap 400 Index*                         -23.45%            NA             -14.93%**          NA
----------------------------------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. Returns and net asset value fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost.

For Class A shares, performance has been adjusted for the 4.75% sales charge. For Class B shares, performance has been adjusted for the maximum 5% contingent deferred sales charge applicable to the redemption within one year of purchase. For Class C shares, performance has been adjusted for the 1% contingent deferred sales charge applicable to the redemption within one year of purchase.

Performance shown includes the effects of an overpayment of dividends and/or capital gains distribution to shareholders of certain classes of shares of the Fund (and a corresponding capital contribution by Calamos Asset Management, Inc.), which increased certain return figures.

* The S&P MidCap Index consists of 400 domestic stocks chosen for market size (median market capitalization of $993 million as of February 1995), liquidity, and industry group representation. It is a market-weighted index with each stock affecting the index in proportion to its market value.
   Source: Lipper Analytical Services.

** Since inception of Class A shares.

+ Total return measures net investment income and capital gain or loss from portfolio investments, assuming reinvestment of income and capital gain distributions for the period shown. Performance shown reflects the effects of an expense reimbursement, which, improved results.



                        Strategies for Serious Money (R)                      21

                               MID CAP VALUE FUND


--------------------------------------------------------------------------------
[LEGEND]
--------------------------------------------------------------------------------

GROWTH OF $10,000 -- Based on a hypothetical investment made in the CALAMOS Mid Cap Value Fund.
[GRAPHIC IMAGE]

                                                                CALAMOS MID CAP VALUE FUND -
                                                                       CLASS A SHARES                 S&P MID CAP 400 INDEX*
                                                                ----------------------------          ----------------------
1/2/02                                                                      9525                              10000
                                                                            9420                              10707
                                                                            8697                               9710
                                                                            7201                               8104
12/02                                                                       7744                               8577
3/03                                                                        7334                               8196

[GRAPHIC IMAGE]

                                                                CALAMOS MID CAP VALUE FUND -
                                                                       CLASS B SHARES                 S&P MID CAP 400 INDEX*
                                                                ----------------------------          ----------------------
1/2/02                                                                    10000.00                           10000.00
                                                                           9870.00                           10707.00
                                                                           9100.00                            9710.00
                                                                           7520.00                            8104.00
12/02                                                                      8070.00                            8577.00
3/03                                                                       7325.00                            8196.00

[GRAPHIC IMAGE]

                                                                CALAMOS MID CAP VALUE FUND -
                                                                       CLASS C SHARES                 S&P MID CAP 400 INDEX*
                                                                       ---------------------          ----------------------
1/2/02                                                                     10000                              10000
                                                                            9880                              10707
                                                                            9100                               9710
                                                                            7521                               8104
12/02                                                                       8070                               8577
3/03                                                                        7631                               8196


--------------------------------------------------------------------------------
PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS. The graphs and preceding table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of fund shares.
Fund performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares and the contingent deferred sales charge in effect at the end of the period for Class B shares.
--------------------------------------------------------------------------------

[GRAPHIC IMAGE]

                                                                CALAMOS MID CAP VALUE FUND -
                                                                       CLASS I SHARES                 S&P MID CAP 400 INDEX*
                                                                ----------------------------          ----------------------
3/1/02                                                                     10000                              10000
                                                                            9298                               9710
                                                                            7710                               8104
12/02                                                                       8290                               8577
3/03                                                                        7853                               8196

 * The S&P MidCap Index consists of 400 domestic stocks chosen for market size (median market capitalization of $993 million as of February 1995), liquidity, and industry group representation. It is a market-weighted index with each stock affecting the index in proportion to its market value.
   Source: Lipper Analytical Services.
** Index start dates are 1/1/02, 1/1/02, 1/1/02, and 3/1/02 for Classes A, B, C, and I, respectively.

                     See Important Notes on following page


 22                     Strategies for Serious Money (R)

IMPORTANT NOTES

THE FUNDS ARE NOT FDIC INSURED, NOT BANK GUARANTEED, AND MAY LOSE VALUE.

In addition to market risk, there are certain risks associated with an investment in a convertible bond such as default risk--the company issuing a convertible security may be unable to repay principle and interest--and interest rate risk--the convertible may decrease in value if interest rates increase.

Growth Fund and Mid Cap Value Fund invest in smaller-company stocks, which generally present greater risk than stocks of larger, more established companies.

Growth Fund Portfolio Turnover Risk: Because the Funds may engage in active and frequent trading of portfolio securities, the Funds may have higher transaction costs, which would affect the Fund's performance over time. In addition, shareholders may incur taxes on any realized capital gains.

Global Growth and Income Fund may invest up to 100% (and all other CALAMOS Funds up to 25%) of assets in foreign securities. Investing outside the U.S. offers both risks and rewards. Increased volatility, changes in the value of foreign currencies, and difficulty in obtaining information are some of the risks involved.

High Yield Fund invests in lower-rated, fixed-income securities, often referred to as "junk bonds," which generally present greater risks than higher-quality securities.

Market Neutral Fund engages in short sales of its convertible securities' underlying stock, which may increase volatility.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Performance of the Global Growth and Income, High Yield, and Mid Cap Value Funds reflects the effects of an expense reimbursement, which improved results.

Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.



                        Strategies for Serious Money (R)                      23

                                CONVERTIBLE FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2003

 PRINCIPAL
  AMOUNT                                              VALUE
----------------------------------------------------------------
CONVERTIBLE BONDS (55.0%)
                  CAPITAL GOODS - INDUSTRIAL (9.3%)
$ 3,200,000       Briggs & Stratton Corp.(b)
                  5.000%, 05/15/06                $    3,440,000
  1,310,000       Brooks-PRI Automation, Inc.(b)
                  4.750%, 06/01/08                     1,095,487
  7,825,000       Brooks-PRI Automation, Inc.
                  4.750%, 06/01/08                     6,543,656
 54,500,000       General Motors Corp.(c)
                  5.250%, 03/06/32                    49,486,000
  6,000,000       SPX Corp.
                  0.000%, 02/06/21                     3,690,000
  1,140,000       Thermo Electron Corp.
                  4.000%, 01/15/05                     1,147,125
  3,185,000       Thermo Electron Corp.
                  3.250%, 11/01/07                     2,973,994
 14,790,000       Tyco International, Ltd.(b)
                  3.125%, 01/15/23                    13,237,050
 24,000,000       Tyco International, Ltd.(b)
                  2.750%, 01/15/18                    22,320,000
  2,750,000       Waste Connections, Inc.(b)
                  5.500%, 04/15/06                     3,245,000
  3,200,000       Waste Connections, Inc.(b)
                  1.850%, 05/01/22                     3,194,000
                                                  --------------
                                                     110,372,312
                  CAPITAL GOODS - TECHNOLOGY (12.4%)
  6,800,000       Acxiom Corp.
                  3.750%, 02/15/09                     8,194,000
  6,000,000       Adaptec, Inc.(b)
                  3.000%, 03/05/07                     5,205,000
 13,650,000       Advanced Energy Industries,
                  Inc.
                  5.000%, 09/01/06                    11,892,562
  4,800,000 EUR   Amazon.com, Inc.
                  6.875%, 02/16/10                     4,602,793
 13,830,000       Amazon.com, Inc.
                  4.750%, 02/01/09                    11,634,488
  1,400,000       Atmel Corp.
                  0.000%, 04/21/18                       616,000
  8,000,000       Atmel Corp.(b)
                  0.000%, 05/23/21                     2,510,000
  3,245,000       Bisys Group, Inc.(b)
                  4.000%, 03/15/06                     3,159,819
 22,500,000       Computer Associates
                  International, Inc.(b)
                  1.625%, 12/15/09                    23,540,625
  5,000,000       First Data Corp.
                  2.000%, 03/01/08                     5,562,500
  5,000,000       GTECH Holdings Corp.(b)
                  1.750%, 12/15/21                     7,050,000
  2,000,000       GTECH Holdings Corp.
                  1.750%, 12/15/21                     2,820,000
 12,000,000       Juniper Networks, Inc.
                  4.750%, 03/15/07                    10,260,000
  2,920,000       L-3 Communications Holdings(b)
                  5.250%, 06/01/09                     3,478,450
  9,500,000       L-3 Communications Holdings
                  4.000%, 09/15/11                    10,105,625

 PRINCIPAL
  AMOUNT                                              VALUE
----------------------------------------------------------------
$ 2,000,000       Liberty Media Corp.
                  (Motorola)(b)
                  3.500%, 01/15/31                $    1,300,000
 11,000,000       Micron Technology, Inc.(b)
                  2.500%, 02/01/10                    10,807,500
  2,000,000       Motorola, Inc.
                  0.000%, 09/27/13                     1,542,500
  2,400,000       Photronics, Inc.(b)
                  4.750%, 12/15/06                     2,136,000
 20,500,000       Solectron Corp.
                  0.000%, 11/20/20                    11,198,125
  2,995,000       Symantec Corp.(b)
                  3.000%, 11/01/06                     4,076,944
  3,500,000       Symantec Corp.
                  3.000%, 11/01/06                     4,764,375
  1,175,000       Systems & Computer Technology
                  Corp.
                  5.000%, 10/15/04                     1,117,719
                                                  --------------
                                                     147,575,025
                  CONSUMER CYCLICAL (8.9%)
  2,500,000       Alaska Air Group, Inc.(b)
                  3.786%, 03/21/23                     2,418,750
  3,000,000       Carnival Corp.(b)
                  2.000%, 04/15/21                     3,135,000
  6,500,000       Carnival Corp.
                  2.000%, 04/15/21                     6,792,500
  6,000,000       Four Seasons Hotels
                  0.000%, 09/23/29                     1,852,500
 37,000,000       International Game
                  Technology(b)
                  0.000%, 01/29/33                    22,616,250
  9,500,000       J.C. Penney Company, Inc.(b)
                  5.000%, 10/15/08                     9,642,500
  4,000,000       J.C. Penney Company, Inc.
                  5.000%, 10/15/08                     4,060,000
 14,600,000       Lear Corp.(b)
                  0.000%, 02/20/22                     6,351,000
 41,000,000       Royal Caribbean Cruises, Ltd.
                  0.000%, 02/02/21                    16,246,250
  6,500,000       Royal Caribbean Cruises, Ltd.
                  0.000%, 05/18/21                     2,713,750
 11,000,000       Starwood Hotel & Resorts
                  Worldwide, Inc.(b)
                  0.000%, 05/25/21                     6,022,500
  9,500,000       The Gap, Inc.(b)
                  5.750%, 03/15/09                    11,673,125
  2,000,000       The Gap, Inc.
                  5.750%, 03/15/09                     2,457,500
  6,700,000       The Interpublic Group of
                  Companies, Inc.
                  1.870%, 06/01/06                     5,586,125
  7,300,000       Valassis Communications, Inc.
                  0.000%, 06/06/21                     4,270,500
                                                  --------------
                                                     105,838,250
                  CONSUMER GROWTH STAPLES (11.4%)
  1,350,000       Alza Corp. (Johnson &
                  Johnson)(b)
                  0.000%, 07/28/20                     1,103,625
  3,500,000       Alza Corp. (Johnson & Johnson)
                  0.000%, 07/28/20                     2,861,250

 24            See accompanying Notes to Schedule of Investments.

                                CONVERTIBLE FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2003

 PRINCIPAL
  AMOUNT                                              VALUE
----------------------------------------------------------------
$ 2,155,000       American Greetings Corp.(b)
                  7.000%, 07/15/06                $    2,831,131
  1,730,000       AmerisourceBergen Corp.(b)
                  5.000%, 12/01/07                     2,173,313
  4,000,000       Community Health Systems, Inc.
                  4.250%, 10/15/08                     3,975,000
 11,100,000       Cracker Barrel Old Country
                  Store, Inc.(b)
                  0.000%, 04/03/32                     5,036,625
 11,000,000       Givaudan, SA
                  1.000%, 06/07/06                    14,643,750
  7,000,000       Hasbro, Inc.(b)
                  2.750%, 12/01/21                     7,087,500
  8,775,000       Health Management Associates,
                  Inc.(b)
                  0.000%, 01/28/22                     7,678,125
  5,200,000       Health Management Associates,
                  Inc.
                  0.000%, 01/28/22                     4,550,000
 11,895,000       ICN Pharmaceuticals, Inc.
                  6.500%, 07/15/08                    10,110,750
  5,000,000       IVAX Corp.
                  4.500%, 05/15/08                     4,412,500
 11,000,000       Liberty Media Corp. (Viacom,
                  Inc.)
                  3.250%, 03/15/31                    10,298,750
  1,750,000       LifePoint Hospitals, Inc.(b)
                  4.500%, 06/01/09                     1,710,625
 18,900,000       Medtronic, Inc.
                  1.250%, 09/15/21                    19,797,750
 11,500,000       News Corporation, Ltd.
                  (British SKY Broadcasting)(b)
                  0.750%, 03/15/23                    11,528,750
  5,300,000       Reebok International, Ltd.(b)
                  4.250%, 03/01/21                     6,095,000
 18,845,000       Watson Pharmaceuticals,
                  Inc.(b)
                  1.750%, 03/15/23                    19,198,344
                                                  --------------
                                                     135,092,788
                  CONSUMER STAPLES (5.8%)
  5,250,000       Bunge, Ltd(b)
                  3.750%, 11/15/22                     5,702,813
 47,000,000       General Mills, Inc.(b)
                  0.000%, 10/28/22                    33,722,500
 17,720,000       Liberty Media Corp.
                  (AOL Time Warner)(b)
                  0.750%, 03/30/23                    17,199,475
 10,500,000       Nestle Australia, Ltd.
                  3.000%, 05/09/05                    11,582,550
                                                  --------------
                                                      68,207,338
                  ENERGY (1.1%)
  4,000,000       Anadarko Petroleum Corp.
                  0.000%, 03/07/20                     2,370,000
  3,000,000       Devon Energy (Chevron)
                  4.900%, 08/15/08                     3,075,000
  8,400,000       Diamond Offshore Drilling,
                  Inc.(b)
                  1.500%, 04/15/31                     7,738,500
                                                  --------------
                                                      13,183,500
                  FINANCIAL (3.6%)
  2,600,000       Equity Office Properties Trust
                  7.250%, 11/15/08                     2,730,000

 PRINCIPAL
  AMOUNT                                              VALUE
----------------------------------------------------------------
$ 9,600,000       Goldman Sachs, MTN
                  1.000%, 12/12/07                $    8,901,600
  3,500,000       PMI Group, Inc.(b)
                  2.500%, 07/15/21                     3,591,875
  3,600,000       Radian Group, Inc.(b)
                  2.250%, 01/01/22                     3,640,500
 13,300,000       Select Insurance Group(b)
                  1.616%, 09/24/32                     5,635,875
 20,750,000       Travelers Property Casualty
                  Corp.(c)
                  4.500%, 04/15/32                    18,932,300
                                                  --------------
                                                      43,432,150
                  TELECOMMUNICATIONS (2.5%)
  2,000,000       Corning, Inc.
                  4.875%, 03/01/08                     1,653,600
  6,400,000       Harris Corp.(b)
                  3.500%, 08/15/22                     6,728,000
    400,000       Liberty Media Corp.
                  (Sprint PCS Group)(b)
                  3.750%, 02/15/30                       220,500
  3,780,000       Nextel Communications, Inc.(b)
                  6.000%, 06/01/11                     3,718,575
 14,000,000       Nextel Communications, Inc.
                  6.000%, 06/01/11                    13,772,500
  3,800,000       UTStarcom, Inc.(b)
                  0.875%, 03/01/08                     4,142,000
                                                  --------------
                                                      30,235,175
                                                  --------------
                  TOTAL CONVERTIBLE BONDS
                  (Cost $642,076,698)                653,936,538

 NUMBER OF
  SHARES                                              VALUE
----------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (26.0%)
                  BASIC INDUSTRIES (0.4%)
    105,000       United States Steel Corp.
                  7.000%                               4,376,400
                  CAPITAL GOODS - INDUSTRIAL (3.4%)
  1,134,000       Ford Motor Company Capital
                  Trust II
                  6.500%                              40,415,760
                  CAPITAL GOODS - TECHNOLOGY (3.5%)
    430,000       Electronic Data Systems Corp.
                  7.625%                               8,604,300
    335,000       Motorola, Inc.
                  7.000%                               9,902,600
    155,000       Northrop Grumman Corp.
                  7.250%                              15,383,750
    142,400       Raytheon Company
                  8.250%                               7,299,424
                                                  --------------
                                                      41,190,074
                  CONSUMER CYCLICAL (1.0%)
    138,200       Newell Financial Trust I
                  5.250%                               6,443,575
    172,000       Toys "R" Us, Inc.
                  6.250%                               5,252,880
                                                  --------------
                                                      11,696,455

               See accompanying Notes to Schedule of Investments.             25

                                CONVERTIBLE FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2003

 NUMBER OF
  SHARES                                              VALUE
----------------------------------------------------------------
                  CONSUMER GROWTH STAPLES (4.8%)
     87,000       Anthem, Inc.
                  6.000%                          $    7,116,600
    985,000       Baxter International, Inc.
                  7.000%                              37,853,550
    340,000       Cendant Corp.
                  7.750%                              12,087,000
                                                  --------------
                                                      57,057,150
                  CONSUMER STAPLES (0.5%)
    115,000       Suiza Capital Trust II (Dean
                  Foods)
                  5.500%                               6,483,125
                  CREDIT CYCLICALS (3.3%)
    170,000       New York Community Capital
                  Trust V
                  6.000%                               8,691,250
    133,400       Washington Mutual, Inc.(b)
                  5.375%                               7,078,204
    433,300       Washington Mutual, Inc.
                  5.375%                              22,990,898
                                                  --------------
                                                      38,760,352
                  FINANCIAL (5.2%)
    141,700       Commerce Capital Trust II(b)
                  5.950%                               7,580,950
     24,800       Equity Office Properties Trust
                  5.250%                               1,187,920
     50,700       Equity Residential Properties
                  Trust
                  7.250%                               1,266,993
     86,000       Host Marriott Financial Trust
                  6.750%                               2,924,000
    173,700       LaBranche & Company, Inc.
                  6.750%                               3,660,727
     64,000       Metlife Capital Trust I
                  8.000%                               5,140,480
    365,000       National Australia Bank, Ltd.
                  7.875%                              12,829,750
    170,000       Prudential Financial, Inc.
                  6.750%                               8,755,000
    127,000       Reinsurance Group of America,
                  Inc.
                  5.750%                               6,048,375
     46,600       Sovereign Capital Trust II
                  7.500%                               3,590,530
     52,200       State Street Corp.
                  6.750%                               9,231,831
                                                  --------------
                                                      62,216,556
                  TELECOMMUNICATIONS (0.9%)
    225,000       ALLTEL Corp.
                  7.750%                              10,577,250
                  TRANSPORTATION (0.9%)
     53,000       CNF Trust I
                  5.000%                               2,558,575
    156,000       Union Pacific Capital Trust
                  6.250%                               7,995,000
                                                  --------------
                                                      10,553,575
                  UTILITIES (2.1%)
     99,400       Calpine Capital Trust III(b)
                  5.000%                               1,702,225

 NUMBER OF
  SHARES                                              VALUE
----------------------------------------------------------------
    113,565       Calpine Capital Trust III
                  5.000%                          $    1,944,801
    592,000       CenterPoint Energy, Inc.
                  (AOL Time Warner)
                  2.000%                              14,049,936
    150,000       FPL Group, Inc.
                  8.000%                               7,926,000
                                                  --------------
                                                      25,622,962
                                                  --------------
                  TOTAL CONVERTIBLE PREFERRED
                  STOCKS
                  (Cost $349,070,051)                308,949,659

COMMON STOCKS (13.7%)
                  CAPITAL GOODS - INDUSTRIAL (0.5%)
    270,000       Waste Management, Inc.               5,718,600
                  CAPITAL GOODS - TECHNOLOGY (3.9%)
    900,000       American Power Conversion
                  Corp.(a)                            12,816,000
  1,150,000       Cisco Systems, Inc.(a)              14,927,000
    125,000       Electronic Arts, Inc.(a)             7,330,000
    480,000       Microsoft Corp.                     11,620,800
                                                  --------------
                                                      46,693,800
                  CONSUMER CYCLICAL (2.6%)
     86,000       Black & Decker Corp.                 2,997,960
    350,000       Boeing Company                       8,771,000
    400,000       The Men's Wearhouse, Inc.(a)         5,984,000
    770,000       Walt Disney Company                 13,105,400
                                                  --------------
                                                      30,858,360
                  CONSUMER GROWTH STAPLES (5.8%)
    220,000       Biogen, Inc.(a)                      6,591,200
    600,000       Mattel, Inc.                        13,500,000
    214,000       Merck & Company, Inc.               11,722,920
    352,500       Mylan Laboratories, Inc.            10,134,375
    400,000       News Corporation, Ltd.              10,360,000
     24,000       Washington Post Company             16,352,640
                                                  --------------
                                                      68,661,135
                  CREDIT CYCLICALS (0.6%)
     28,000       Federal Home Loan Mortgage
                  Corp.                                1,486,800
    147,500       Washington Mutual, Inc.              5,202,325
                                                  --------------
                                                       6,689,125
                  FINANCIAL (0.3%)
     60,000       Countrywide Financial Corp.          3,450,000
                                                  --------------
                  TOTAL COMMON STOCKS
                  (Cost $163,125,310)                162,071,020

 PRINCIPAL
  AMOUNT                                              VALUE
----------------------------------------------------------------
COMMERCIAL PAPER (5.2%)
$ 1,504,969       Citigroup, Inc.
                  1.220%, 04/01/03                     1,504,969

 26            See accompanying Notes to Schedule of Investments.

                                CONVERTIBLE FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2003

 PRINCIPAL
  AMOUNT                                              VALUE
----------------------------------------------------------------
$60,907,024       General Electric Capital Corp.
                  1.220%, 04/01/03                $   60,907,024
                                                  --------------
                  TOTAL COMMERCIAL PAPER
                  (Cost $62,411,993)                  62,411,993
                                                  --------------
TOTAL INVESTMENTS (99.9%)
(Cost $1,216,684,052)                              1,187,369,210

OTHER ASSETS, LESS LIABILITIES (0.1%)                  1,676,023
                                                  --------------
NET ASSETS (100.0%)                               $1,189,045,233
                                                  --------------

NOTES TO SCHEDULE OF INVESTMENTS
(a) Non-Income producing security.
(b) 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities generally are issued to qualified institutional buyers, such as the Fund, and any resale by the Fund must be exempt transactions, normally to other qualified institutional investors, or exchanged to the registered form, pursuant to sale. At March 31, 2003 the market value of 144A securities that can not be exchanged to the registered form is $186,434,057 or 15.7% of net assets of the Fund.
(c) Security trades at a price that takes into account the value, if any, of accrued but unpaid interest.

                See accompanying Notes to Financial Statements.               27

                             GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2003

 PRINCIPAL
  AMOUNT                                             VALUE
---------------------------------------------------------------
CONVERTIBLE BONDS (53.6%)
                  BASIC INDUSTRIES (1.6%)
$ 4,300,000       Freeport-McMoRan Copper &
                  Gold, Inc.
                  8.250%, 01/31/06               $    6,052,250
  4,000,000       Freeport-McMoRan Copper &
                  Gold, Inc.(b)
                  7.000%, 02/11/11                    4,155,000
 15,000,000       Inco Limited
                  0.000%, 03/29/21                    9,637,500
                                                 --------------
                                                     19,844,750
                  CAPITAL GOODS - INDUSTRIAL (7.4%)
  1,525,000       Briggs & Stratton Corp.
                  5.000%, 05/15/06                    1,639,375
    565,000       Brooks-PRI Automation,
                  Inc.(b)
                  4.750%, 06/01/08                      472,481
 39,000,000       General Motors Corp.(c)
                  5.250%, 03/06/32                   35,412,000
  8,000,000       Labor Ready, Inc.(b)
                  6.250%, 06/15/07                    8,400,000
    443,000       Robbins & Myers, Inc.
                  8.000%, 01/31/08                      462,658
    182,000       Robbins & Myers, Inc.
                  6.500%, 09/01/03                      180,408
  4,800,000       Sonic Automotive, Inc.
                  5.250%, 05/07/09                    3,888,000
  1,700,000       Thermo Electron Corp.
                  4.000%, 01/15/05                    1,710,625
 13,890,000       Tyco International, Ltd.(b)
                  3.125%, 01/15/23                   12,431,550
 23,000,000       Tyco International, Ltd.(b)
                  2.750%, 01/15/18                   21,390,000
  2,250,000       Waste Connections, Inc.(b)
                  5.500%, 04/15/06                    2,655,000
  2,000,000       Waste Connections, Inc.(b)
                  1.850%, 05/01/22                    1,996,250
                                                 --------------
                                                     90,638,347
                  CAPITAL GOODS - TECHNOLOGY (12.8%)
  6,000,000       Acxiom Corp.(b)
                  3.750%, 02/15/09                    7,230,000
  5,500,000       Adaptec, Inc.(b)
                  3.000%, 03/05/07                    4,771,250
  8,350,000 EUR   Amazon.com, Inc.
                  6.875%, 02/16/10                    8,006,942
  1,700,000       Atmel Corp.
                  0.000%, 04/21/18                      748,000
  3,500,000       Atmel Corp.(b)
                  0.000%, 05/23/21                    1,098,125
  2,800,000       Bisys Group, Inc.(b)
                  4.000%, 03/15/06                    2,726,500
  3,000,000       Bisys Group, Inc.
                  4.000%, 03/15/06                    2,921,250
 17,400,000       Computer Associates
                  International, Inc.(b)
                  1.625%, 12/15/09                   18,204,750
  5,925,000       Cymer, Inc.(b)
                  3.500%, 02/15/09                    5,391,750

 PRINCIPAL
  AMOUNT                                             VALUE
---------------------------------------------------------------
$ 2,600,000       Documentum, Inc.(b)
                  4.500%, 04/01/07               $    2,427,750
  5,000,000       Fairchild Semiconductor
                  International, Inc.
                  5.000%, 11/01/08                    4,662,500
  2,500,000       FEI Company(b)
                  5.500%, 08/15/08                    2,284,375
  3,825,000       First Data Corp.
                  2.000%, 03/01/08                    4,255,313
  5,800,000       GTECH Holdings Corp.(b)
                  1.750%, 12/15/21                    8,178,000
  2,700,000       GTECH Holdings Corp.
                  1.750%, 12/15/21                    3,807,000
 11,000,000       Hutchinson Technology,
                  Inc.(b)
                  2.250%, 03/15/10                   12,168,750
 16,500,000       Juniper Networks, Inc.
                  4.750%, 03/15/07                   14,107,500
  1,500,000       L-3 Communications
                  Holdings(b)
                  5.250%, 06/01/09                    1,786,875
  5,000,000       L-3 Communications Holdings
                  4.000%, 09/15/11                    5,318,750
 10,000,000       Micron Technology, Inc.(b)
                  2.500%, 02/01/10                    9,825,000
  4,400,000       Photronics, Inc.(b)
                  4.750%, 12/15/06                    3,916,000
  3,500,000       Sandisk Corp.
                  4.500%, 11/15/06                    4,375,000
 20,500,000       Solectron Corp.
                  0.000%, 11/20/20                   11,198,125
  1,540,000       Symantec Corp.(b)
                  3.000%, 11/01/06                    2,096,325
  3,000,000       Symantec Corp.
                  3.000%, 11/01/06                    4,083,750
    250,000       Systems & Computer Technology
                  Corp.
                  5.000%, 10/15/04                      237,813
  6,000,000       Tech Data Corp.(b)
                  2.000%, 12/15/21                    5,475,000
  6,000,000       Vishay Intertechnology, Inc.
                  5.750%, 12/15/06                    5,670,000
                                                 --------------
                                                    156,972,393
                  CONSUMER CYCLICAL (7.3%)
 11,300,000       Airborne, Inc.(b)
                  5.750%, 04/01/07                   12,288,750
  8,600,000       Best Buy Company, Inc.
                  0.684%, 06/27/21                    6,020,000
  1,275,000       Carnival Corp.(b)
                  2.000%, 04/15/21                    1,332,375
  5,000,000       Carnival Corp.
                  2.000%, 04/15/21                    5,225,000
  2,500,000       EGL, Inc.
                  5.000%, 12/15/06                    2,868,750
  3,000,000       Four Seasons Hotels
                  0.000%, 09/23/29                      926,250
 36,000,000       International Game
                  Technology(b)
                  0.000%, 01/29/33                   22,005,000
  6,600,000       J.C. Penney Company, Inc.(b)
                  5.000%, 10/15/08                    6,699,000

 28            See accompanying Notes to Schedule of Investments.

                             GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2003

 PRINCIPAL
  AMOUNT                                             VALUE
---------------------------------------------------------------
$ 4,000,000       J.C. Penney Company, Inc.
                  5.000%, 10/15/08               $    4,060,000
 19,000,000       Lear Corp.(b)
                  0.000%, 02/20/22                    8,265,000
 12,460,000       Royal Caribbean Cruises, Ltd.
                  0.000%, 02/02/21                    4,937,275
  8,800,000       The Gap, Inc.
                  5.750%, 03/15/09                   10,813,000
  7,000,000       Valassis Communications, Inc.
                  0.000%, 06/06/21                    4,095,000
                                                 --------------
                                                     89,535,400
                  CONSUMER GROWTH STAPLES (13.1%)
  1,750,000       Alza Corp. (Johnson &
                  Johnson)
                  0.000%, 07/28/20                    1,430,625
  1,520,000       AmerisourceBergen Corp.(b)
                  5.000%, 12/01/07                    1,909,500
  3,730,000       Axcan Pharma, Inc(b)
                  4.250%, 04/15/08                    3,967,788
  8,600,000       Brinker International,
                  Inc.(b)
                  0.000%, 10/10/21                    5,880,250
  7,500,000       Brinker International, Inc.
                  0.000%, 10/10/21                    5,128,125
  2,500,000       Charles River Laboratories,
                  Inc.
                  3.500%, 02/01/22                    2,509,375
  2,000,000       Community Health Systems,
                  Inc.
                  4.250%, 10/15/08                    1,987,500
  7,100,000       Cracker Barrel Old Country
                  Store, Inc.(b)
                  0.000%, 04/03/32                    3,221,625
 14,500,000       Deutsche Bank, LUX
                  (USA Interactive)(b)
                  1.540%, 05/01/12                   21,623,125
  6,100,000       Hasbro, Inc.(b)
                  2.750%, 12/01/21                    6,176,250
  6,000,000       Health Management Associates,
                  Inc.(b)
                  0.000%, 01/28/22                    5,250,000
  3,300,000       Health Management Associates,
                  Inc.
                  0.000%, 01/28/22                    2,887,500
 13,000,000       ICN Pharmaceuticals, Inc.
                  6.500%, 07/15/08                   11,050,000
 10,000,000       Integra LifeSciences Holdings
                  Corp.(b)
                  2.500%, 03/15/08                    9,937,500
  8,600,000       Kohl's Corp.
                  0.000%, 06/12/20                    5,482,500
 10,000,000       Liberty Media Corp.
                  (Viacom, Inc.)
                  3.250%, 03/15/31                    9,362,500
  1,200,000       LifePoint Hospitals, Inc.(b)
                  4.500%, 06/01/09                    1,173,000
 17,600,000       Medtronic, Inc.
                  1.250%, 09/15/21                   18,436,000
  6,000,000       Quest Diagnostics, Inc.
                  1.750%, 11/30/21                    6,307,500
  2,940,000       Reebok International, Ltd.(b)
                  4.250%, 03/01/21                    3,381,000

 PRINCIPAL
  AMOUNT                                             VALUE
---------------------------------------------------------------
$ 3,150,000       Resmed, Inc.(b)
                  4.000%, 06/20/06               $    3,138,188
  1,650,000       Teva Pharmaceutical
                  Industries, Ltd.(b)
                  1.500%, 10/15/05                    1,815,000
  7,000,000       Teva Pharmaceutical
                  Industries, Ltd.(b)
                  0.375%, 11/15/22                    7,910,000
 11,000,000       Watson Pharmaceuticals,
                  Inc.(b)
                  1.750%, 03/15/23                   11,206,250
  8,000,000       WebMD Corp.
                  3.250%, 04/01/07                    9,790,000
                                                 --------------
                                                    160,961,101
                  CONSUMER STAPLES (5.2%)
 16,000,000       Bunge, Ltd(b)
                  3.750%, 11/15/22                   17,380,000
 35,000,000       General Mills, Inc.(b)
                  0.000%, 10/28/22                   25,112,500
 17,720,000       Liberty Media Corp.
                  (AOL Time Warner)(b)
                  0.750%, 03/30/23                   17,199,475
  6,200,000       Whole Foods Market, Inc.
                  0.000%, 03/02/18                    3,844,000
                                                 --------------
                                                     63,535,975
                  ENERGY (0.1%)
  1,670,000       Anadarko Petroleum Corp.
                  0.000%, 03/07/20                      989,475
                  FINANCIAL (3.5%)
  3,000,000       First American Corp.(b)
                  4.500%, 04/15/08                    3,322,500
  1,700,000       First American Corp.
                  4.500%, 04/15/08                    1,876,375
  2,300,000       Goldman Sachs, MTN
                  1.000%, 12/12/07                    2,132,675
  5,500,000       HCC Insurance Holdings, Inc.
                  2.000%, 09/01/21                    5,940,000
  1,500,000       PMI Group, Inc.(b)
                  2.500%, 07/15/21                    1,539,375
  3,000,000       PMI Group, Inc.
                  2.500%, 07/15/21                    3,078,750
  5,300,000       Radian Group, Inc.(b)
                  2.250%, 01/01/22                    5,359,625
  1,700,000       Radian Group, Inc.
                  2.250%, 01/01/22                    1,719,125
 10,900,000       Select Insurance Group(b)
                  1.616%, 09/24/32                    4,618,875
 14,500,000       Travelers Property Casualty
                  Corp.(c)
                  4.500%, 04/15/32                   13,229,800
                                                 --------------
                                                     42,817,100
                  TELECOMMUNICATIONS (2.3%)
  5,100,000       Harris Corp.(b)
                  3.500%, 08/15/22                    5,361,375
  5,273,000       Harris Corp.
                  3.500%, 08/15/22                    5,543,241
  9,000,000       Nextel Communications, Inc.
                  6.000%, 06/01/11                    8,853,750

               See accompanying Notes to Schedule of Investments.             29

                             GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2003

 PRINCIPAL
  AMOUNT                                             VALUE
---------------------------------------------------------------
$ 5,000,000       Nextel Communications, Inc.
                  4.750%, 07/01/07               $    4,762,500
  3,700,000       UTStarcom, Inc.(b)
                  0.875%, 03/01/08                    4,033,000
                                                 --------------
                                                     28,553,866
                  TRANSPORTATION (0.3%)
  4,200,000       CSX Corp.
                  0.000%, 10/30/21                    3,554,250
                                                 --------------
                  TOTAL CONVERTIBLE BONDS
                  (Cost $650,376,262)               657,402,657

 NUMBER OF
  SHARES                                             VALUE
---------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (21.8%)
                  BASIC INDUSTRIES (0.4%)
    102,000       United States Steel Corp.
                  7.000%                              4,251,360
                  CAPITAL GOODS - INDUSTRIAL (2.4%)
    825,000       Ford Motor Company Capital
                  Trust II
                  6.500%                             29,403,000
                  CAPITAL GOODS - TECHNOLOGY (4.1%)
    320,000       Electronic Data Systems Corp.
                  7.625%                              6,403,200
    525,000       Motorola, Inc.
                  7.000%                             15,519,000
    158,000       Northrop Grumman Corp.
                  7.250%                             15,681,500
    250,000       Raytheon Company
                  8.250%                             12,815,000
                                                 --------------
                                                     50,418,700
                  CONSUMER CYCLICAL (0.2%)
     55,000       Newell Financial Trust I
                  5.250%                              2,564,375
                  CONSUMER GROWTH STAPLES (4.4%)
    230,000       Anthem, Inc.
                  6.000%                             18,814,000
    420,000       Baxter International, Inc.
                  7.000%                             16,140,600
    250,000       Cendant Corp.
                  7.750%                              8,887,500
     70,000       McKesson Corp.
                  5.000%                              3,263,750
    185,000       Sinclair Broadcast Group,
                  Inc.
                  6.000%                              6,706,250
                                                 --------------
                                                     53,812,100
                  CONSUMER STAPLES (0.6%)
    120,000       Suiza Capital Trust II
                  (Dean Foods)
                  5.500%                              6,765,000

 NUMBER OF
  SHARES                                             VALUE
---------------------------------------------------------------
                  CREDIT CYCLICALS (2.0%)
    141,000       New York Community Capital
                  Trust V
                  6.000%                         $    7,208,625
     96,000       Washington Mutual, Inc.(b)
                  5.375%                              5,093,760
    220,000       Washington Mutual, Inc.
                  5.375%                             11,673,200
                                                 --------------
                                                     23,975,585
                  FINANCIAL (3.9%)
     85,750       Commerce Capital Trust II(b)
                  5.950%                              4,587,625
     40,000       Commerce Capital Trust II
                  5.950%                              2,140,000
     28,200       Equity Office Properties
                  Trust
                  5.250%                              1,350,780
     54,000       Equity Residential Properties
                  Trust
                  7.250%                              1,349,460
     86,000       IndyMac Bancorp, Inc.
                  6.000%                              3,789,590
    100,500       LaBranche & Company, Inc.
                  6.750%                              2,118,037
     20,355       Metlife Capital Trust I
                  8.000%                              1,634,914
    412,000       National Australia Bank, Ltd.
                  7.875%                             14,481,800
    108,745       Reinsurance Group of America,
                  Inc.
                  5.750%                              5,178,981
     30,800       Sovereign Capital Trust II
                  7.500%                              2,373,140
     50,000       State Street Corp.
                  6.750%                              8,842,750
                                                 --------------
                                                     47,847,077
                  TELECOMMUNICATIONS (0.8%)
    215,000       ALLTEL Corp.
                  7.750%                             10,107,150
                  TRANSPORTATION (0.8%)
     25,700       CNF Trust I
                  5.000%                              1,240,668
    168,000       Union Pacific Capital Trust
                  6.250%                              8,610,000
                                                 --------------
                                                      9,850,668
                  UTILITIES (2.2%)
     33,500       Calpine Capital Trust III(b)
                  5.000%                                573,687
     37,000       Calpine Capital Trust III
                  5.000%                                633,625
    850,000       CenterPoint Energy, Inc.
                  (AOL Time Warner)
                  2.000%                             20,173,050
    110,000       FPL Group, Inc.
                  8.000%                              5,812,400
                                                 --------------
                                                     27,192,762
                                                 --------------
                  TOTAL CONVERTIBLE PREFERRED
                  STOCKS
                  (Cost $290,065,941)               266,187,777

 30            See accompanying Notes to Schedule of Investments.

                             GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2003

 NUMBER OF
  SHARES                                             VALUE
---------------------------------------------------------------
COMMON STOCKS (15.1%)
                  BASIC INDUSTRIES (0.2%)
     76,190       Quanex Corp.                   $    2,415,223
                  CAPITAL GOODS - TECHNOLOGY (5.7%)
    765,000       American Power Conversion
                  Corp.(a)                           10,893,600
    935,000       Cisco Systems, Inc.(a)             12,136,300
    190,000       Electronic Arts, Inc.(a)           11,141,600
    400,000       Microsoft Corp.                     9,684,000
    240,000       Pixar(a)                           12,979,200
    552,000       Yahoo!, Inc.(a)                    13,259,040
                                                 --------------
                                                     70,093,740
                  CONSUMER CYCLICAL (0.6%)
    177,000       Boeing Company                      4,435,620
    108,000       Valassis Communications,
                  Inc.(a)                             2,851,200
                                                 --------------
                                                      7,286,820
                  CONSUMER GROWTH STAPLES (4.4%)
    400,000       Boston Scientific Corp.(a)         16,304,000
    613,000       Mattel, Inc.                       13,792,500
     65,400       Media General, Inc.                 3,220,296
    379,500       Mylan Laboratories, Inc.           10,910,625
     14,000       Washington Post Company             9,539,040
                                                 --------------
                                                     53,766,461
                  CREDIT CYCLICALS (0.0%)
     12,000       Washington Mutual, Inc.               423,240

 NUMBER OF
  SHARES                                             VALUE
---------------------------------------------------------------
                  ENERGY (2.0%)
    320,900       Valero Energy Corp.            $   13,278,842
    589,333       XTO Energy, Inc.                   11,197,326
                                                 --------------
                                                     24,476,168
                  FINANCIAL (2.2%)
    400,000       Fidelity National Corp.            13,660,000
    226,000       H&R Block, Inc.                     9,647,940
     80,000       MBIA, Inc.                          3,091,200
                                                 --------------
                                                     26,399,140
                                                 --------------
                  TOTAL COMMON STOCKS
                  (Cost $175,051,199)               184,860,792

 PRINCIPAL
  AMOUNT                                             VALUE
---------------------------------------------------------------
COMMERCIAL PAPER (7.4%)
$90,032,876       American Express Company
                  1.230%, 04/01/03                   90,032,876
                                                 --------------
                  TOTAL COMMERCIAL PAPER
                  (Cost $90,032,876)                 90,032,876
                                                 --------------
TOTAL INVESTMENTS (97.9%)
(Cost $1,205,526,278)                             1,198,484,102
OTHER ASSETS, LESS LIABILITIES (2.1%)                25,888,877
                                                 --------------
NET ASSETS (100.0%)                              $1,224,372,979
                                                 --------------

NOTES TO SCHEDULE OF INVESTMENTS
(a) Non-Income producing security.
(b) 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities generally are issued to qualified institutional buyers, such as the Fund, and any resale by the Fund must be exempt transactions, normally to other qualified institutional investors, or exchanged to the registered form, pursuant to sale. At March 31, 2003 the market value of 144A securities that can not be exchanged to the registered form is $221,872,188 or 18.1% of net assets of the Fund.
(c) Security trades at a price that takes into account the value, if any, of accrued but unpaid interest.

                See accompanying Notes to Financial Statements.               31

                              MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2003

 PRINCIPAL
   AMOUNT                                              VALUE
----------------------------------------------------------------
CORPORATE BONDS (16.2%)
               BASIC INDUSTRIES (1.8%)
$ 14,200,000   Georgia-Pacific Corp.
               8.125%, 05/15/11                    $  13,419,000
               CAPITAL GOODS - INDUSTRIAL (1.0%)
   3,730,000   AGCO Corp.
               8.500%, 03/15/06                        3,785,950
   3,500,000   Sonic Automotive, Inc.
               11.000%, 08/01/08                       3,753,750
                                                   -------------
                                                       7,539,700
               CAPITAL GOODS - TECHNOLOGY (1.5%)
  11,000,000   Avnet, Inc.
               9.750%, 02/15/08                       11,287,969
               CONSUMER CYCLICAL (8.6%)
   5,550,000   American Axle & Manufacturing
               Holdings, Inc.
               9.750%, 03/01/09                        5,994,000
  12,000,000   Dana Corp.
               9.000%, 08/15/11                       11,880,000
   5,800,000   Isle of Capri Casinos, Inc.
               9.000%, 03/15/12                        6,061,000
   8,000,000   Levi Strauss & Co.(b)
               12.250%, 12/15/12                       7,620,000
   6,000,000   Mandalay Resort Group
               10.250%, 08/01/07                       6,517,500
   5,000,000   Moore North America, Inc.(b)
               7.875%, 01/15/11                        5,200,000
   4,000,000   RH Donnelley Financial Corp.(b)
               10.875%, 12/15/12                       4,590,000
   9,800,000   Royal Caribbean Cruises, Ltd.
               8.750%, 02/02/11                        9,334,500
   7,500,000   The Gap, Inc.
               10.550%, 12/15/08                       8,662,500
                                                   -------------
                                                      65,859,500
               CONSUMER GROWTH STAPLES (1.7%)
   5,000,000   American Greetings Corp.
               11.750%, 07/15/08                       5,700,000
   7,000,000   Houghton Mifflin Company(b)
               9.875%, 02/01/13                        7,595,000
                                                   -------------
                                                      13,295,000
               ENERGY (0.9%)
   6,750,000   Swift Energy Company
               9.375%, 05/01/12                        6,901,875
               TRANSPORTATION (0.7%)
   5,000,000   General Maritime Corp.(b)
               10.000%, 03/15/13                       5,125,000
                                                   -------------
               TOTAL CORPORATE BONDS
               (Cost $122,166,719)                   123,428,044

CONVERTIBLE BONDS (38.1%)
               BASIC INDUSTRIES (2.7%)
   5,250,000   Freeport-McMoRan
               Copper & Gold, Inc.
               8.250%, 01/31/06                        7,389,375
   4,000,000   Freeport-McMoRan
               Copper & Gold, Inc.(b)
               7.000%, 02/11/11                        4,155,000
  10,000,000   Inco Limited(b)
               1.000%, 03/14/23                        8,662,500
                                                   -------------
                                                      20,206,875

 PRINCIPAL
   AMOUNT                                              VALUE
----------------------------------------------------------------
               CAPITAL GOODS - INDUSTRIAL (1.2%)
$ 11,025,000   Navistar International Corp.(b)
               4.750%, 04/01/09                    $   8,930,250
               CAPITAL GOODS - TECHNOLOGY (6.3%)
   5,000,000   Acxiom Corp.(b)
               3.750%, 02/15/09                        6,025,000
   7,311,000   Acxiom Corp.
               3.750%, 02/15/09                        8,809,755
  15,325,000   Computer Associates
               International, Inc.(b)
               1.625%, 12/15/09                       16,033,781
   5,500,000   EDO Corp.
               5.250%, 04/15/07                        5,603,125
   3,000,000   McDATA Corp.(b)
               2.250%, 02/15/10                        3,371,250
   5,800,000   Skyworks Solutions, Inc.(b)
               4.750%, 11/15/07                        6,021,125
   2,200,000   Skyworks Solutions, Inc.
               4.750%, 11/15/07                        2,283,875
                                                   -------------
                                                      48,147,911
               CONSUMER CYCLICAL (9.1%)
   2,500,000   Alaska Air Group, Inc.(b)
               3.786%, 03/21/23                        2,418,750
  16,345,000   Barnes & Noble, Inc.
               5.250%, 03/15/09                       16,120,255
   2,525,000   EGL, Inc.(b)
               5.000%, 12/15/06                        2,897,438
  13,750,000   Foot Locker, Inc.
               5.500%, 06/01/08                       14,317,188
   5,150,000   IKON Office Solutions, Inc.(b)
               5.000%, 05/01/07                        4,795,938
  13,925,000   J.C. Penney Company, Inc.(b)
               5.000%, 10/15/08                       14,133,875
  25,650,000   Lear Corp.(b)
               0.000%, 02/20/22                       11,157,750
   3,000,000   The Interpublic Group
               of Companies, Inc.(b)
               4.500%, 03/15/23                        3,498,750
                                                   -------------
                                                      69,339,944
               CONSUMER GROWTH STAPLES (12.6%)
   3,000,000   Cephalon, Inc.
               5.250%, 05/01/06                        2,898,750
   9,750,000   Cephalon, Inc.(b)
               2.500%, 12/15/06                        8,835,938
   3,150,000   Gilead Sciences, Inc.(b)
               2.000%, 12/15/07                        3,630,375
  10,000,000   Hasbro, Inc.(b)
               2.750%, 12/01/21                       10,125,000
   5,800,000   Medicis Pharmaceutical Corp.(b)
               2.500%, 06/04/32                        6,974,500
   6,575,000   Medicis Pharmaceutical Corp.
               2.500%, 06/04/32                        7,906,438
  10,000,000   Reebok International, Ltd.
               4.250%, 03/01/21                       11,500,000
   6,600,000   School Specialty, Inc.(b)
               6.000%, 08/01/08                        6,245,250
   5,100,000   School Specialty, Inc.
               6.000%, 08/01/08                        4,825,875
  11,591,000   Scios, Inc.(b)
               5.500%, 08/15/09                       14,126,530

 32            See accompanying Notes to Schedule of Investments.

                              MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2003

 PRINCIPAL
   AMOUNT                                              VALUE
----------------------------------------------------------------
$  2,609,000   Scios, Inc.
               5.500%, 08/15/09                    $   3,179,719
   6,825,000   Teva Pharmaceutical Industries,
               Ltd.
               1.500%, 10/15/05                        7,507,500
   2,500,000   Teva Pharmaceutical Industries,
               Ltd.(b)
               0.750%, 08/15/21                        2,812,500
   5,000,000   Teva Pharmaceutical Industries,
               Ltd.
               0.750%, 08/15/21                        5,625,000
                                                   -------------
                                                      96,193,375
               FINANCIAL (6.2%)
  11,300,000   First American Corp.
               4.500%, 04/15/08                       12,472,375
   5,500,000   Odyssey Re Holdings Corp.(b)
               4.375%, 06/15/22                        6,331,875
   1,900,000   Odyssey Re Holdings Corp.
               4.375%, 06/15/22                        2,187,375
   6,000,000   PMA Capital Corp.
               4.250%, 09/30/22                        4,980,000
   9,700,000   Scottish Annuity & Life Holdings,
               Ltd.(b)
               4.500%, 12/01/22                       10,645,750
   8,000,000   Sierra Health Services, Inc.(b)
               2.250%, 03/15/23                        8,220,000
   2,000,000   Zenith National Insurance Corp.(b)
               5.750%, 03/30/23                        2,127,500
                                                   -------------
                                                      46,964,875
                                                   -------------
               TOTAL CONVERTIBLE BONDS
               (Cost $286,438,772)                   289,783,230

 NUMBER OF
   SHARES                                              VALUE
----------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (26.7%)
               BASIC INDUSTRIES (1.3%)
     101,450   Temple-Inland, Inc.
               7.500%                                  4,052,928
     140,000   United States Steel Corp.
               7.000%                                  5,835,200
                                                   -------------
                                                       9,888,128
               CAPITAL GOODS - INDUSTRIAL (5.5%)
      94,790   Cummins Capital Trust I(b)
               7.000%                                  4,147,062
     195,210   Cummins, Inc.
               7.000%                                  8,540,437
     810,000   Ford Motor Company Capital Trust
               II
               6.500%                                 28,868,400
                                                   -------------
                                                      41,555,899
               CONSUMER CYCLICAL (0.9%)
     230,000   Toys "R" Us, Inc.
               6.250%                                  7,024,200
               CONSUMER GROWTH STAPLES (5.8%)
     185,500   Anthem, Inc.
               6.000%                                 15,173,900
     360,500   Baxter International, Inc.
               7.000%                                 13,854,015
     700,000   Equity Securities Trust I
               6.500%                                 15,379,000
                                                   -------------
                                                      44,406,915

 NUMBER OF
   SHARES                                              VALUE
----------------------------------------------------------------
               CREDIT CYCLICALS (4.1%)
     379,000   New York Community Capital Trust V
               6.000%                              $  19,376,375
     153,550   Washington Mutual, Inc.(b)
               5.375%                                  8,147,363
      72,000   Washington Mutual, Inc.
               5.375%                                  3,820,320
                                                   -------------
                                                      31,344,058
               ENERGY (1.5%)
      70,000   Chesapeake Energy Corp.(b)
               6.000%                                  3,762,500
     294,500   ONEOK, Inc.
               8.500%                                  7,932,358
                                                   -------------
                                                      11,694,858
               FINANCIAL (7.6%)
      57,500   Commerce Capital Trust II
               5.950%                                  3,076,250
     228,400   Household International, Inc.
               8.875%                                  6,874,840
     102,600   IndyMac Bancorp, Inc.
               6.000%                                  4,521,069
     125,000   Reinsurance Group of America, Inc.
               5.750%                                  5,953,125
     520,000   The Chubb Corp.
               7.000%                                 11,169,600
     245,200   The Hartford Financial Services
               Group, Inc.
               6.000%                                 10,205,224
     289,000   The Phoenix Companies, Inc. (Hilb,
               Rogal and Hamilton Company)
               7.000%                                  9,880,188
     240,400   The Phoenix Companies, Inc.
               7.250%                                  5,973,940
       5,300   United Fire & Casualty Company
               6.375%                                    141,775
                                                   -------------
                                                      57,796,011
                                                   -------------
               TOTAL CONVERTIBLE PREFERRED STOCKS
               (Cost $217,004,254)                   203,710,069

 NUMBER OF
 CONTRACTS                                             VALUE
----------------------------------------------------------------
OPTIONS PURCHASED (1.4%)
               BASIC INDUSTRIES (0.0%)
         500   Freeport-McMoRan Copper & Gold,
               Inc.(a)
               Call, Expiration 08/15/03
               Strike 20                                  37,500
         500   Inco Limited (a)
               Put, Expiration 07/18/03
               Strike 15                                  18,750
                                                   -------------
                                                          56,250

               See accompanying Notes to Schedule of Investments.             33

                              MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2003

 NUMBER OF
 CONTRACTS                                             VALUE
----------------------------------------------------------------
               CAPITAL GOODS - INDUSTRIAL (0.0%)
       1,000   Cummins, Inc.(a)
               Put, Expiration 06/20/03
               Strike 17.5                         $      20,000
       2,300   Ford Motor Company(a)
               Put, Expiration 09/19/03
               Strike 5                                   98,510
         500   Navistar International Corp.(a)
               Put, Expiration 04/18/03
               Strike 12.5                                 2,500
                                                   -------------
                                                         121,010
               CAPITAL GOODS - TECHNOLOGY (0.6%)
         350   Adobe Systems, Inc.(a)
               Call, Expiration 01/22/05
               Strike 40                                 185,500
       1,000   American Power Conversion Corp.(a)
               Call, Expiration 01/22/05
               Strike 15                                 310,000
         750   Applied Materials, Inc.(a)
               Call, Expiration 01/22/05
               Strike 15                                 219,375
         550   BMC Software, Inc.(a)
               Call, Expiration 01/22/05
               Strike 15                                 231,000
         550   CheckFree Corp.(a)
               Call, Expiration 01/22/05
               Strike 20                                 416,500
         900   Cisco Systems, Inc.(a)
               Call, Expiration 01/22/05
               Strike 15                                 247,500
         500   Citrix Systems, Inc.(a)
               Call, Expiration 01/22/05
               Strike 15                                 185,000
       1,000   EMC Corp.(a)
               Call, Expiration 01/22/05
               Strike 7.5                                220,000
         150   Hutchinson Technology, Inc.(a)
               Call, Expiration 01/22/05
               Strike 25                                 100,500
         400   Jabil Circuit, Inc.(a)
               Call, Expiration 01/22/05
               Strike 17.5                               212,000
         660   Microsoft Corp.(a)
               Call, Expiration 01/22/05
               Strike 30                                 237,600
         250   Novellus Systems, Inc.(a)
               Call, Expiration 01/22/05
               Strike 30                                 191,250
         500   NVIDIA Corp.(a)
               Call, Expiration 01/22/05
               Strike 17.5                               162,500
         900   Rambus, Inc.(a)
               Call, Expiration 01/22/05
               Strike 7.5                                715,500
         300   Sandisk Corp.(a)
               Call, Expiration 01/22/05
               Strike 20                                 150,000
         350   Sandisk Corp.(a)
               Call, Expiration 01/22/05
               Strike 15                                 239,750
         600   Skyworks Solutions, Inc.(a)
               Put, Expiration 05/16/03
               Strike 2.5                                  4,500

 NUMBER OF
 CONTRACTS                                             VALUE
----------------------------------------------------------------
         200   Symantec Corp.(a)
               Call, Expiration 01/17/04
               Strike 45                           $      88,000
         400   Yahoo!, Inc.(a)
               Call, Expiration 01/22/05
               Strike 20                                 338,000
                                                   -------------
                                                       4,454,475
               CONSUMER CYCLICAL (0.4%)
         350   Abercrombie & Fitch Company(a)
               Call, Expiration 01/22/05
               Strike 30                                 285,250
         350   Carnival Corp.(a)
               Call, Expiration 01/22/05
               Strike 30                                  91,000
         450   Carnival Corp.(a)
               Call, Expiration 01/22/05
               Strike 25                                 195,750
         460   Charming Shoppes, Inc.(a)
               Put, Expiration 07/18/03
               Strike 2.5                                 10,350
         175   International Game Technology(a)
               Call, Expiration 01/22/05
               Strike 80                                 301,000
       1,700   J.C. Penney Company, Inc.(a)
               Put, Expiration 08/15/03
               Strike 10                                  38,250
         600   Limited, Inc.(a)
               Call, Expiration 01/22/05
               Strike 20                                  55,500
         350   Royal Caribbean Cruises, Ltd.(a)
               Call, Expiration 01/22/05
               Strike 20                                  73,500
       5,000   The Gap, Inc.(a)
               Call, Expiration 01/22/05
               Strike 15                               1,825,000
                                                   -------------
                                                       2,875,600
               CONSUMER GROWTH STAPLES (0.2%)
         500   Boston Scientific Corp.(a)
               Call, Expiration 01/22/05
               Strike 45                                 387,500
         300   Cephalon, Inc.(a)
               Call, Expiration 01/22/05
               Strike 50                                 217,500
         430   Cracker Barrel Old Country Store,
               Inc.(a)
               Put, Expiration 06/20/03
               Strike 17.5                                10,750
         225   Forest Laboratories, Inc.(a)
               Call, Expiration 01/22/05
               Strike 50                                 291,375
         450   NBTY, Inc.(a)
               Call, Expiration 01/22/05
               Strike 17.5                               229,500
         300   Reebok International, Ltd.(a)
               Call, Expiration 01/22/05
               Strike 30                                 262,500
         500   Sepracor, Inc.(a)
               Call, Expiration 01/22/05
               Strike 15                                 245,000
                                                   -------------
                                                       1,644,125

 34            See accompanying Notes to Schedule of Investments.

                              MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2003

 NUMBER OF
 CONTRACTS                                             VALUE
----------------------------------------------------------------
               ENERGY (0.1%)
         700   Chesapeake Energy Corp.(a)
               Put, Expiration 07/18/03
               Strike 5                            $       3,500
         350   Halliburton Company, Inc.(a)
               Call, Expiration 01/22/05
               Strike 20                                 164,500
         400   Kinder Morgan, Inc.(a)
               Call, Expiration 01/22/05
               Strike 50                                 202,000
         600   Smith International, Inc.(a)
               Call, Expiration 01/22/05
               Strike 35                                 495,000
                                                   -------------
                                                         865,000
               FINANCIAL (0.0%)
         180   Reinsurance Group of America,
               Inc.(a)
               Put, Expiration 04/18/03
               Strike 22.5                                 2,250
         300   Sierra Health Services, Inc.(a)
               Put, Expiration 06/20/03
               Strike 7.5                                  5,250
                                                   -------------
                                                           7,500
               TELECOMMUNICATIONS (0.1%)
         700   Citizens Communications Company(a)
               Call, Expiration 01/22/05
               Strike 10                                 189,000
       1,300   Corning, Inc.(a)
               Call, Expiration 01/22/05
               Strike 7.5                                201,500
         250   QUALCOMM, Inc.(a)
               Call, Expiration 01/22/05
               Strike 40                                 192,500
         225   QUALCOMM, Inc.(a)
               Call, Expiration 01/22/05
               Strike 35                                 221,625
                                                   -------------
                                                         804,625
                                                   -------------
               TOTAL OPTIONS PURCHASED
               (Cost $13,479,271)                     10,828,585
                                                   -------------
TOTAL INVESTMENTS (82.4%)
(Cost $639,089,016)                                  627,749,928

 NUMBER OF
   SHARES                                              VALUE
----------------------------------------------------------------
COMMON STOCKS SOLD SHORT (-31.7%)
               BASIC INDUSTRIES (-1.9%)
   (275,050)   Freeport-McMoRan Copper & Gold,
               Inc.                                   (4,689,603)
   (150,000)   Inco, Ltd.                             (2,793,000)
    (81,150)   Temple-Inland, Inc.                    (3,035,010)
   (428,000)   United States Steel Corp.              (4,207,240)
                                                   -------------
                                                     (14,724,853)
               CAPITAL GOODS - INDUSTRIAL (-2.5%)
   (184,800)   Cummins Engine Company, Inc.           (4,546,080)
 (1,639,300)   Ford Motor Company                    (12,327,536)
   (101,000)   Navistar International Corp.           (2,485,610)
                                                   -------------
                                                     (19,359,226)
               CAPITAL GOODS - TECHNOLOGY (-3.4%)
   (470,400)   Acxiom Corp.                           (7,916,832)
     (7,000)   Adobe Systems, Inc.                      (215,810)

 NUMBER OF
   SHARES                                              VALUE
----------------------------------------------------------------
    (26,000)   American Power Conversion Corp.     $    (370,240)
    (27,000)   Applied Materials, Inc.                  (339,660)
    (17,200)   BMC Software, Inc.                       (259,548)
    (21,000)   CheckFree Corp.                          (472,080)
    (37,600)   Cisco Systems, Inc.                      (488,048)
     (8,000)   Citrix Systems, Inc.                     (105,280)
   (460,400)   Computer Associates International,
               Inc.                                   (6,289,064)
    (80,750)   EDO Corp.                              (1,461,575)
    (25,000)   EMC Corp.                                (180,750)
     (5,200)   Hutchinson Technology, Inc.              (128,544)
    (20,000)   Jabil Circuit, Inc.                      (350,000)
   (224,000)   McDATA Corp.                           (1,924,160)
    (26,000)   Microsoft Corp.                          (629,460)
     (6,000)   Novellus Systems, Inc.                   (163,620)
     (5,000)   NVIDIA Corp.                              (64,250)
    (50,000)   Rambus, Inc.                             (660,500)
    (16,500)   Sandisk Corp.                            (277,530)
   (530,300)   Skyworks Solutions, Inc.               (3,303,769)
     (6,000)   Symantec Corp.                           (235,080)
    (11,000)   Yahoo!, Inc.                             (264,220)
                                                   -------------
                                                     (26,100,020)
               CONSUMER CYCLICAL (-3.9%)
    (10,000)   Abercrombie & Fitch Company              (300,300)
    (18,000)   Alaska Air Group, Inc.                   (281,880)
   (229,150)   Barnes & Noble, Inc.                   (4,351,559)
    (12,000)   Carnival Corp.                           (289,320)
   (112,500)   EGL, Inc.                              (1,671,750)
   (350,000)   Foot Locker, Inc.                      (3,745,000)
   (120,000)   IKON Office Solutions, Inc.              (852,000)
     (4,500)   International Game Technology            (368,550)
   (248,400)   J.C. Penney Company, Inc.              (4,878,575)
    (76,225)   Lear Corp.                             (2,694,554)
    (10,000)   Royal Caribbean Cruises, Ltd.            (150,300)
   (270,000)   The Gap, Inc.                          (3,912,300)
   (118,000)   The Interpublic Group of
               Companies, Inc.                        (1,097,400)
   (575,000)   Toys "R" Us, Inc.                      (4,812,750)
                                                   -------------
                                                     (29,406,238)
               CONSUMER GROWTH STAPLES (-9.9%)
   (205,000)   Anthem, Inc.                          (13,581,250)
   (469,000)   Baxter International, Inc.             (8,742,160)
    (13,500)   Boston Scientific Corp.                  (550,260)
   (612,000)   Cablevision Systems Corp.             (11,621,880)
    (87,850)   Cephalon, Inc.                         (3,508,729)
     (4,800)   Forest Laboratories, Inc.                (259,056)
    (34,700)   Gilead Sciences, Inc.                  (1,457,053)
   (160,000)   Hasbro, Inc.                           (2,222,400)
   (128,200)   Medicis Pharmaceutical Corp.           (7,126,638)
    (12,000)   NBTY, Inc.                               (227,520)
   (130,000)   Reebok International, Ltd.             (4,270,500)
   (225,600)   School Specialty, Inc.                 (4,008,912)
   (254,650)   Scios, Inc.                           (11,219,879)

               See accompanying Notes to Schedule of Investments.             35

                              MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2003

 NUMBER OF
   SHARES                                              VALUE
----------------------------------------------------------------
    (10,000)   Sepracor, Inc.                      $    (135,400)
   (157,650)   Teva Pharmaceutical Industries,
               Ltd.                                   (6,566,123)
                                                   -------------
                                                     (75,497,760)
               CREDIT CYCLICALS (-1.8%)
   (260,300)   New York Community Bancorp, Inc.       (7,756,940)
   (171,600)   Washington Mutual, Inc.                (6,052,332)
                                                   -------------
                                                     (13,809,272)
               ENERGY (-1.2%)
   (200,000)   Chesapeake Energy Corp.                (1,572,000)
     (9,000)   Halliburton Company, Inc.                (186,570)
     (9,000)   Kinder Morgan, Inc.                      (405,000)
   (343,600)   ONEOK, Inc.                            (6,301,624)
    (20,000)   Smith International, Inc.                (704,600)
                                                   -------------
                                                      (9,169,794)
               FINANCIAL (-7.0%)
   (174,000)   Chubb Corp.                            (7,711,680)
    (27,450)   Commerce Bancorp, Inc.                 (1,090,862)
   (163,600)   First American Corp.                   (3,991,840)
   (119,157)   HSBC Holdings, PLC                     (6,091,351)
   (102,800)   IndyMac Bancorp, Inc.                  (1,999,460)
   (188,075)   Odyssey Re Holdings Corp.              (3,394,753)
   (147,350)   PMA Capital Corp.                        (997,560)
    (62,500)   Reinsurance Group of America, Inc.     (1,642,500)
   (146,000)   Scottish Annuity & Life Holdings,
               Ltd.                                   (2,543,320)
   (307,000)   Sierra Health Services, Inc.           (3,960,300)
   (182,800)   The Hartford Financial Services
               Group, Inc.                            (6,451,012)

 NUMBER OF
   SHARES                                              VALUE
----------------------------------------------------------------
   (231,000)   The Phoenix Companies, Inc.
               (Hilb, Rogal and Hamilton Company)  $  (7,216,440)
   (663,000)   The Phoenix Companies, Inc.            (4,800,120)
     (2,200)   United Fire & Casualty Company            (65,560)
    (45,000)   Zenith National Insurance Corp.          (965,250)
                                                   -------------
                                                     (52,922,008)
               TELECOMMUNICATIONS (-0.1%)
    (16,500)   Citizens Communications Company          (164,670)
    (16,000)   Corning, Inc.                             (93,440)
     (9,500)   QUALCOMM, Inc.                           (342,570)
                                                   -------------
                                                        (600,680)
                                                   -------------
               TOTAL COMMON STOCKS SOLD SHORT
               (Proceeds $258,869,286)              (241,589,851)

 NUMBER OF
 CONTRACTS                                             VALUE
----------------------------------------------------------------
WRITTEN OPTIONS (-0.0%)
               CONSUMER CYCLICAL (-0.0%)
       (450)   IPG Photonics Corp.(a)
               Call, Expiration 10/17/03
               Strike 7.5
               (Proceeds $90,897)                       (120,375)
                                                   -------------
TOTAL COMMON STOCKS SOLD SHORT AND WRITTEN
OPTIONS (-31.7)
(Proceeds $258,960,183)                             (241,710,226)
OTHER ASSETS, LESS LIABILITIES (49.3%)               375,974,285
                                                   -------------
NET ASSETS (100.0%)                                $ 762,013,987
                                                   -------------

NOTES TO SCHEDULE OF INVESTMENTS

(a) Non-Income producing security.
(b)144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities generally are issued to qualified institutional buyers, such as the Fund, and any resale by the Fund must be exempt transactions, normally to other qualified institutional investors, or exchanged to the registered form, pursuant to sale. At March 31, 2003 the market value of 144A securities that can not be exchanged to the registered form is $105,599,156 or 13.9% of net assets of the Fund.

 36             See accompanying Notes to Financial Statements.

                                  GROWTH FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2003

 NUMBER OF
   SHARES                                             VALUE
----------------------------------------------------------------
COMMON STOCKS (96.4%)
               BASIC INDUSTRIES (0.3%)
     400,000   Airgas, Inc.(a)                    $    7,404,000
               CAPITAL GOODS - INDUSTRIAL (3.8%)
   1,600,000   AutoNation, Inc.(a)                    20,400,000
     385,000   Garmin, Ltd.(a)                        13,783,000
     400,000   Jacobs Engineering Group, Inc.(a)      16,804,000
     300,000   Lennox International, Inc.              4,320,000
   1,450,000   PerkinElmer, Inc.                      12,890,500
     800,000   Ryder System, Inc.                     16,408,000
     200,000   Thor Industries, Inc.                   5,006,000
     360,000   Winnebago Industries, Inc.              9,792,000
                                                  --------------
                                                      99,403,500
               CAPITAL GOODS - TECHNOLOGY (31.0%)
     790,000   Adobe Systems, Inc.                    24,355,700
   2,700,000   Amazon.com, Inc.(a)                    70,281,000
     200,000   Artisan Components, Inc.(a)             3,232,200
     500,000   Avid Technology, Inc.(a)               11,070,000
     800,000   CACI International, Inc.(a)            26,688,000
   5,400,000   Cisco Systems, Inc.(a)                 70,092,000
     800,000   Cognizant Technology Solutions
               Corp.(a)                               53,880,000
     600,000   Cognos, Inc.(a)                        13,632,600
   1,400,000   Cree, Inc.(a)                          25,928,000
     200,000   DRS Technology, Inc.(a)                 5,002,000
     775,000   eBay, Inc.(a)                          66,099,750
     900,000   Electronic Arts, Inc.(a)               52,776,000
     325,000   Engineered Support Systems, Inc.       12,723,750
     200,000   eResearch Technology, Inc.(a)           5,368,000
   3,300,000   Foundry Networks, Inc.(a)              26,532,000
     700,000   GTECH Holdings Corp.(a)                22,862,000
     250,000   Harman International Industries,
               Inc.                                   14,642,500
     400,000   Intergraph Corp.(a)                     6,936,000
     850,000   Intuit, Inc.(a)                        31,620,000
     750,000   Lexmark International, Inc.(a)         50,212,500
     163,620   Novellus Systems, Inc.(a)               4,461,917
     500,000   OmniVision Technologies, Inc.(a)       10,360,000
     500,000   OSI Systems, Inc.(a)                    7,905,000
     700,000   Pixar(a)                               37,856,000
     313,770   Rockwell Automation, Inc.               6,495,039
   1,006,500   Storage Technology Corp.(a)            20,351,430
   1,380,000   Symantec Corp.(a)                      54,068,400
     725,000   Take-Two Interactive Software,
               Inc.(a)                                16,203,750
   3,000,000   Western Digital Corp.(a)               27,180,000
   1,800,000   Yahoo!, Inc.(a)                        43,236,000
                                                  --------------
                                                     822,051,536
               CONSUMER CYCLICAL (9.9%)
     910,000   Abercrombie & Fitch Company(a)         27,327,300
     400,000   Boyd Gaming Corp.(a)                    5,100,000
   1,600,000   Chico's FAS, Inc.(a)                   32,000,000
     400,900   Christopher & Banks Corp.(a)            7,095,930
     675,000   Coach, Inc.(a)                         25,872,750
     300,000   Global Imaging Systems, Inc.(a)         5,550,000

 NUMBER OF
   SHARES                                             VALUE
----------------------------------------------------------------
     700,000   Gymboree Corp.(a)                  $   10,528,000
   1,500,000   Harley-Davidson, Inc.                  59,565,000
     550,000   International Game Technology(a)       45,045,000
     415,000   Lear Corp.(a)                          14,670,250
   1,500,000   Pacific Sunwear of California,
               Inc.(a)                                30,525,000
                                                  --------------
                                                     263,279,230
               CONSUMER GROWTH STAPLES (32.2%)
   1,180,000   Apollo Group, Inc.(a)                  58,882,000
     204,600   Applebee's International, Inc.          5,736,984
     750,000   Becton Dickinson and Company           25,830,000
     550,000   Boston Scientific Corp.(a)             22,418,000
     772,000   Career Education Corp.(a)              37,766,240
     700,000   Charles River Laboratories,
               Inc.(a)                                17,864,000
     204,900   Connective Corp.(a)                     3,432,075
     525,000   Corinthian Colleges, Inc.(a)           20,737,500
     700,000   Cracker Barrel Old Country Store,
               Inc.                                   19,215,000
     700,000   DENTSPLY International, Inc.           24,353,000
     200,000   E.W. Scripps Company                   15,148,000
     600,000   Energizer Holdings, Inc.(a)            15,294,000
   1,000,000   Forest Laboratories, Inc.(a)           53,970,000
   1,750,000   Fox Entertainment Group, Inc.(a)       46,672,500
     225,000   FTI Consulting, Inc.(a)                10,399,500
   1,250,000   Gilead Sciences, Inc.(a)               52,487,500
     600,000   Hollywood Entertainment Corp.(a)        9,624,000
     200,000   Inamed Corp.(a)                         7,154,000
     800,000   Krispy Kreme Doughnuts, Inc.(a)        27,088,000
     500,000   Kroll, Inc.(a)                         10,705,000
     850,000   MedImmune, Inc.(a)                     27,905,500
     200,000   Merit Medical Systems, Inc.(a)          3,810,000
     900,000   Mylan Laboratories, Inc.               25,875,000
     800,000   NBTY, Inc.(a)                          15,168,000
   1,100,000   Panera Bread Company(a)                33,539,000
     400,000   Patterson Dental Company(a)            18,372,000
     340,000   Quest Diagnostics, Inc.(a)             20,294,600
     291,500   Reebok International, Ltd.(a)           9,575,775
     450,000   Regis Corp.                            11,209,500
     200,000   ShopKo Stores, Inc.(a)                  2,330,000
     480,180   Stryker Corp.                          32,964,357
     600,000   Tractor Supply Company(a)              19,812,000
     360,000   UnitedHealth Group, Inc.               33,001,200
     608,550   USA Interactive(a)                     16,303,055
   2,500,000   WebMD Corp.(a)                         22,550,000
   1,050,000   Weight Watchers International,
               Inc.(a)                                48,352,500
     578,700   Zimmer Holdings, Inc.(a)               28,142,181
                                                  --------------
                                                     853,981,967
               CONSUMER STAPLES (2.1%)
   1,000,000   Whole Foods Market, Inc.(a)            55,640,000
               CREDIT CYCLICAL (0.9%)
     500,000   KB Home                                22,725,000
               ENERGY (5.4%)
     420,000   Apache Corp.                           25,930,800
     575,000   EOG Resources, Inc.                    22,747,000
     200,000   Evergreen Resources, Inc.(a)            9,062,000

               See accompanying Notes to Schedule of Investments.             37

                                  GROWTH FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2003

 NUMBER OF
   SHARES                                             VALUE
----------------------------------------------------------------
   1,180,000   Halliburton Company, Inc.          $   24,461,400
     300,000   Noble Energy, Inc.                     10,287,000
   1,000,000   Ocean Energy, Inc.                     20,000,000
     200,000   Offshore Logistics, Inc.(a)             3,610,000
     410,100   Pioneer Natural
               Resources Company(a)                   10,293,510
     400,000   Pogo Producing Company                 15,908,000
                                                  --------------
                                                     142,299,710
               FINANCIAL (5.2%)
     875,000   Aetna, Inc.                            43,137,500
     500,000   Moody's Corp.                          23,115,000
     600,000   New Century Financial Corp.            18,708,600
   1,050,000   North Fork Bancorp, Inc.               30,922,500
     185,000   USA Education, Inc.                    20,520,200
                                                  --------------
                                                     136,403,800
               TELECOMMUNICATIONS (5.5%)
     625,000   ADTRAN, Inc.(a)                        22,443,750
     850,000   EchoStar Communications Corp.(a)       24,548,000
   2,750,000   Nextel Communications, Inc.(a)         36,822,500

 NUMBER OF
   SHARES                                             VALUE
----------------------------------------------------------------
   1,750,000   QUALCOMM, Inc.                     $   63,105,000
                                                  --------------
                                                     146,919,250
               TRANSPORTATION (0.1%)
     187,500   Knight Transportation, Inc.(a)          3,691,875
                                                  --------------
               TOTAL COMMON STOCKS
               (Cost $2,467,759,478)               2,553,799,868

 PRINCIPAL
   AMOUNT                                             VALUE
----------------------------------------------------------------
COMMERCIAL PAPER (5.6%)
$147,164,987   Citigroup, Inc.
               1.220%, 04/01/03                      147,164,987
                                                  --------------
               TOTAL COMMERCIAL PAPER
               (Cost $147,164,987)                   147,164,987
                                                  --------------
TOTAL INVESTMENTS (102.0%)
(Cost $2,614,924,465)                              2,700,964,855
LIABILITIES, LESS OTHER ASSETS (-2.0%)               (51,752,100)
                                                  --------------
NET ASSETS (100.0%)                               $2,649,212,755
                                                  --------------

NOTES TO SCHEDULE OF INVESTMENTS

(a) Non-Income producing security.

 38             See accompanying Notes to Financial Statements.

                         GLOBAL GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2003

PRINCIPAL
  AMOUNT                                               VALUE
---------------------------------------------------------------
CONVERTIBLE BONDS (62.5%)
                 BASIC INDUSTRIES (0.8%)
$  450,000       Inco Limited
                 0.000%, 03/29/21                   $   289,125
                 CAPITAL GOODS - INDUSTRIAL (8.7%)
    50,000       Brooks-PRI Automation, Inc.(b)
                 4.750%, 06/01/08                        41,812
 1,350,000       General Motors Corp.(c)
                 5.250%, 03/06/32                     1,225,800
   620,000 EUR   Mediobanca International, Ltd.
                 (Ciments Francais)
                 2.000%, 09/18/06                       716,748
   420,000       Tyco International, Ltd.(b)
                 3.125%, 01/15/23                       375,900
   760,000       Tyco International, Ltd.(b)
                 2.750%, 01/15/18                       706,800
   110,000       Waste Connections, Inc.(b)
                 1.850%, 05/01/22                       109,794
                                                    -----------
                                                      3,176,854
                 CAPITAL GOODS - TECHNOLOGY (14.4%)
   170,000       Adaptec, Inc.(b)
                 3.000%, 03/05/07                       147,475
   975,000 EUR   Amazon.com, Inc.
                 6.875%, 02/16/10                       934,942
   650,000       ASML Holding, NV
                 5.750%, 10/15/06                       570,570
   100,000       Bisys Group, Inc.(b)
                 4.000%, 03/15/06                        97,375
   450,000       Compal Electronics, Inc.
                 0.000%, 10/09/07                       502,313
   180,000 EUR   Dixons Group, PLC (Wanadoo)
                 1.000%, 07/05/04                       208,952
   160,000       First Data Corp.
                 2.000%, 03/01/08                       178,000
   512,540 EUR   France Telecom (STM)(c)
                 6.750%, 08/06/05                       567,318
   375,000       Juniper Networks, Inc.
                 4.750%, 03/15/07                       320,625
   190,000       L-3 Communications Holdings(b)
                 5.250%, 06/01/09                       226,338
   100,000       L-3 Communications Holdings
                 4.000%, 09/15/11                       106,375
   400,000       Micron Technology, Inc.(b)
                 2.500%, 02/01/10                       393,000
    70,000       Photronics, Inc.(b)
                 4.750%, 12/15/06                        62,300
   645,000       Solectron Corp.
                 0.000%, 11/20/20                       352,331
   150,000       Symantec Corp.(b)
                 3.000%, 11/01/06                       204,188
   527,250 EUR   UBI Soft Entertainment(c)
                 2.500%, 11/30/06                       376,328
                                                    -----------
                                                      5,248,430
                 CONSUMER CYCLICAL (4.7%)
   500,000       International Game Technology(b)
                 0.000%, 01/29/33                       305,625

PRINCIPAL
  AMOUNT                                               VALUE
---------------------------------------------------------------
$  220,000       J.C. Penney Company, Inc.(b)
                 5.000%, 10/15/08                   $   223,300
   200,000       J.C. Penney Company, Inc.
                 5.000%, 10/15/08                       203,000
   825,000       Royal Caribbean Cruises, Ltd.
                 0.000%, 02/02/21                       326,906
   550,000       Royal Caribbean Cruises, Ltd.
                 0.000%, 05/18/21                       229,625
   360,000       The Gap, Inc.
                 5.750%, 03/15/09                       442,350
                                                    -----------
                                                      1,730,806
                 CONSUMER GROWTH STAPLES (13.7%)
   120,000       AmerisourceBergen Corp.(b)
                 5.000%, 12/01/07                       150,750
 1,260,050 AUD   APN News & Media, Ltd.(c)
                 7.250%, 10/31/08                       771,090
   200,000 EUR   Deutsche Bank, AG (Novartis)
                 0.000%, 12/06/10                       231,951
   500,000       Deutsche Bank, LUX
                 (USA Interactive)(b)
                 1.540%, 05/01/12                       745,625
   135,000       Givaudan, SA
                 1.000%, 06/07/06                       179,719
   180,000       Health Management Associates,
                 Inc.(b)
                 0.000%, 01/28/22                       157,500
   105,000       Health Management Associates,
                 Inc.
                 0.000%, 01/28/22                        91,875
   840,000       ICN Pharmaceuticals, Inc.
                 6.500%, 07/15/08                       714,000
   700,000       News Corporation, Ltd.
                 (British SKY Broadcasting)(b)
                 0.750%, 03/15/23                       701,750
   180,000       Reebok International, Ltd.(b)
                 4.250%, 03/01/21                       207,000
   625,000       Teva Pharmaceutical Industries,
                 Ltd.
                 1.500%, 10/15/05                       687,500
   350,000       Watson Pharmaceuticals, Inc.(b)
                 1.750%, 03/15/23                       356,563
                                                    -----------
                                                      4,995,323
                 CONSUMER STAPLES (13.2%)
   900,000       General Mills, Inc.(b)
                 0.000%, 10/28/22                       645,750
   500,000       Liberty Media Corp.
                 (AOL Time Warner)(b)
                 0.750%, 03/30/23                       485,313
   600,000       Korea Tobacco & Ginseng
                 2.000%, 10/31/06                       656,250
   700,000       Nestle Australia, Ltd.
                 3.000%, 05/09/05                       772,170
   650,000 EUR   Parmalat Soparfi, SA
                 6.125%, 05/23/32                       457,497
   224,700 EUR   Pernod Ricard, SA(c)
                 2.500%, 01/01/08                       288,227
   525,000 EUR   Royal Numico, NV
                 1.500%, 09/22/04                       529,927

               See accompanying Notes to Schedule of Investments.             39

                         GLOBAL GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2003

PRINCIPAL
  AMOUNT                                               VALUE
---------------------------------------------------------------
$  300,000       South African Breweries(b)
                 4.250%, 08/10/06                   $   317,250
   235,000       South African Breweries
                 4.250%, 08/10/06                       248,512
   375,000       Tingyi (C.I.) Holdings Corp.
                 3.500%, 06/04/05                       440,463
                                                    -----------
                                                      4,841,359
                 ENERGY (2.3%)
   201,168 EUR   Belegelec Finance (Total Fina,
                 SA)
                 1.500%, 08/04/04                       221,462
   550,000 EUR   Mediobanca International, Ltd.
                 2.000%, 06/21/06                       614,279
                                                    -----------
                                                        835,741
                 FINANCIAL (2.1%)
   440,000       Goldman Sachs, MTN
                 1.000%, 12/12/07                       407,990
   375,000       Travelers Property Casualty
                 Corp.(c)
                 4.500%, 04/15/32                       342,150
                                                    -----------
                                                        750,140
                 TELECOMMUNICATIONS (2.6%)
   320,000 GBP   BAE Systems, PLC
                 3.750%, 07/21/06                       538,253
   230,000       Telefonos De Mexico
                 4.250%, 06/15/04                       260,475
   120,000       UTStarcom, Inc.(b)
                 0.875%, 03/01/08                       130,800
                                                    -----------
                                                        929,528
                                                    -----------
                 TOTAL CONVERTIBLE BONDS
                 (Cost $22,434,356)                  22,797,306
NUMBER OF
  SHARES                                               VALUE
---------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (18.3%)
                 CAPITAL GOODS - INDUSTRIAL (3.8%)
    38,500       Ford Motor Company Capital Trust
                 II
                 6.500%                               1,372,140
                 CAPITAL GOODS - TECHNOLOGY (3.9%)
    19,000       Electronic Data Systems Corp.
                 7.625%                                 380,190
    12,100       Motorola, Inc.
                 7.000%                                 357,676
    13,300       Raytheon Company
                 8.250%                                 681,758
                                                    -----------
                                                      1,419,624
                 CONSUMER GROWTH STAPLES (2.5%)
    11,000       Anthem, Inc.
                 6.000%                                 899,800
                 CONSUMER STAPLES (0.6%)
     3,900       Suiza Capital Trust II (Dean
                 Foods)
                 5.500%                                 219,862
                 CREDIT CYCLICALS (2.1%)
     5,400       New York Community Capital Trust
                 V
                 6.000%                                 276,075
     5,400       Washington Mutual, Inc.(b)
                 5.375%                                 286,524

NUMBER OF
  SHARES                                               VALUE
---------------------------------------------------------------
     4,150       Washington Mutual, Inc.
                 5.375%                             $   220,199
                                                    -----------
                                                        782,798
                 FINANCIAL (1.4%)
     3,000       IndyMac Bancorp, Inc.
                 6.000%                                 132,195
     5,050       LaBranche & Company, Inc.
                 6.750%                                 106,429
     6,000       Reinsurance Group of America,
                 Inc.
                 5.750%                                 285,750
                                                    -----------
                                                        524,374
                 TELECOMMUNICATIONS (1.0%)
     7,500       ALLTEL Corp.
                 7.750%                                 352,575
                 TRANSPORTATION (1.0%)
     7,000       Union Pacific Capital Trust
                 6.250%                                 358,750
                 UTILITIES (2.0%)
    31,000       CenterPoint Energy, Inc.
                 (AOL Time Warner)
                 2.000%                                 735,723
                                                    -----------
                 TOTAL CONVERTIBLE PREFERRED
                 STOCKS
                 (Cost $7,702,346)                    6,665,646

COMMON STOCKS (16.8%)
                 CAPITAL GOODS - TECHNOLOGY (4.1%)
    43,000       Cisco Systems, Inc.(a)                 558,140
    15,000       Microsoft Corp.                        363,150
    14,000 EUR   Siemens, AG                            574,422
                                                    -----------
                                                      1,495,712
                 CONSUMER CYCLICAL (3.2%)
    33,100 SEK   Electrolux, AB(a)                      525,056
     8,800 EUR   Michelin                               241,991
    29,100 GBP   Next, PLC                              390,545
                                                    -----------
                                                      1,157,592
                 CONSUMER GROWTH STAPLES (7.3%)
     3,500 EUR   Adidas-Solomon, AG                     307,453
     1,500 CHF   Givaudan, SA                           572,739
    70,000 GBP   Johnston Press, PLC                    370,692
    23,400 CHF   Swatch Group, AG                       399,120
    17,000       The News Corp., Ltd.                   440,300
       850       The Washington Post Company            579,156
                                                    -----------
                                                      2,669,460
                 CONSUMER STAPLES (0.9%)
    16,000       Panamer Beverages                      346,880
                 CREDIT CYCLICALS (0.8%)
     8,500       Washington Mutual, Inc.                299,795
                 ENERGY (0.5%)
     4,100       Valero Energy Corp.                    169,658
                                                    -----------
                 TOTAL COMMON STOCKS
                 (Cost $6,028,016)                    6,139,097

 40            See accompanying Notes to Schedule of Investments.

                         GLOBAL GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2003

NUMBER OF
  SHARES                                               VALUE
---------------------------------------------------------------
PRINCIPAL
  AMOUNT                                               VALUE
---------------------------------------------------------------
COMMERCIAL PAPER (1.7%)
$  630,021       Citigroup, Inc.
                 1.220%, 04/01/03                   $   630,021
                                                    -----------
                 TOTAL COMMERCIAL PAPER
                 (Cost $630,021)                        630,021
                                                    -----------
TOTAL INVESTMENTS (99.3%)
(Cost $36,794,739)                                   36,232,070
OTHER ASSETS, LESS LIABILITIES (0.7%)                   267,025
                                                    -----------
NET ASSETS (100.0%)                                 $36,499,095
                                                    -----------

NOTES TO SCHEDULE OF INVESTMENTS

(a) Non-Income producing security.
(b) 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities generally are issued to qualified institutional buyers, such as the Fund, and any resale by the Fund must be exempt transactions, normally to other qualified institutional investors, or exchanged to the registered form, pursuant to sale. At March 31, 2003 the market value of 144A securities that can not be exchanged to the registered form is $5,164,376 or 14.2% of net assets of the Fund.
(c) Security trades at a price that takes into account the value, if any, of accrued but unpaid interest.

                See accompanying Notes to Financial Statements.               41

                                HIGH YIELD FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2003

 PRINCIPAL
  AMOUNT                                                VALUE
----------------------------------------------------------------
CORPORATE BONDS (44.9%)
                  BASIC INDUSTRIES (4.4%)
$    20,000       Domtar, Inc.
                  8.750%, 08/01/06                   $    23,332
    250,000       FMC Corp.(b)
                  10.250%, 11/01/09                      276,250
  1,000,000       Freeport-McMoRan Copper & Gold,
                  Inc.(b)
                  10.125%, 02/01/10                    1,038,750
  2,050,000       Georgia-Pacific Corp.
                  8.125%, 05/15/11                     1,937,250
    200,000       Jarden Corp.
                  9.750%, 05/01/12                       210,000
    655,000       Pope & Talbot, Inc.
                  8.375%, 06/01/13                       602,600
                                                     -----------
                                                       4,088,182
                  CAPITAL GOODS - INDUSTRIAL (2.5%)
  1,375,000       AGCO Corp.
                  8.500%, 03/15/06                     1,395,625
    885,000       Sonic Automotive, Inc.
                  11.000%, 08/01/08                      949,163
                                                     -----------
                                                       2,344,788
                  CAPITAL GOODS - TECHNOLOGY (5.1%)
  1,500,000       Avnet, Inc.
                  9.750%, 02/15/08                     1,539,269
  1,200,000 EUR   Legrand, SA(b)
                  11.000%, 02/15/13                    1,388,040
    900,000       Sanmina-SCI Corp.(b)
                  10.375%, 01/15/10                      976,500
    780,000       Stoneridge, Inc.
                  11.500%, 05/01/12                      795,600
                                                     -----------
                                                       4,699,409
                  CONSUMER CYCLICAL (13.6%)
    450,000       American Axle & Manufacturing
                  Holdings, Inc.
                  9.750%, 03/01/09                       486,000
    320,000       Aztar Corp.
                  8.875%, 05/15/07                       330,400
  1,000,000       Central Garden & Pet Company(b)
                  9.125%, 02/01/13                     1,050,000
    425,000       Delta Air Lines, Inc.
                  9.750%, 05/15/21                       204,000
  1,100,000       Delta Air Lines, Inc.
                  7.700%, 12/15/05                       654,500
    500,000       Hilton Hotels Corp.
                  7.625%, 12/01/12                       502,268
    750,000       Intrawest Corp.
                  10.500%, 02/01/10                      808,125
    640,000       Isle of Capri Casinos, Inc.
                  9.000%, 03/15/12                       668,800
  1,425,000       La Quinta Corp.(b)
                  8.875%, 03/15/11                     1,437,469
  1,350,000       Levi Strauss & Co.(b)
                  12.250%, 12/15/12                    1,285,874
    800,000       Moore North America, Inc.(b)
                  7.875%, 01/15/11                       832,000
    150,000       RH Donnelley Financial Corp.(b)
                  10.875%, 12/15/12                      172,125
  1,215,000       Royal Caribbean Cruises, Ltd.
                  8.750%, 02/02/11                     1,157,287

 PRINCIPAL
  AMOUNT                                                VALUE
----------------------------------------------------------------
$   300,000       Russell Corp.
                  9.250%, 05/01/10                   $   325,500
    875,000       Saks, Inc.
                  8.250%, 11/15/08                       894,687
    190,000       Station Casinos, Inc.
                  8.875%, 12/01/08                       199,975
    500,000       The Gap, Inc.
                  10.550%, 12/15/08                      577,500
    875,000       Toys "R" Us, Inc.
                  7.625%, 08/01/11                       865,343
                                                     -----------
                                                      12,451,853
                  CONSUMER GROWTH STAPLES (6.7%)
    500,000       American Greetings Corp.
                  11.750%, 07/15/08                      570,000
  1,700,000       AmeriPath, Inc.(b)
                  10.500%, 04/01/13                    1,759,500
    280,000       Avis Group Holdings, Inc.
                  11.000%, 05/01/09                      313,950
  1,260,000       Bausch & Lomb, Inc.
                  7.125%, 08/01/28                     1,150,413
  1,000,000       CanWest Media, Inc.(b)
                  7.625%, 04/15/13                     1,000,000
    190,000       Hanger Orthopedic Group, Inc.
                  11.250%, 06/15/09                      202,350
     95,000       Hasbro, Inc.
                  8.500%, 03/15/06                       102,362
    500,000       Houghton Mifflin Company(b)
                  9.875%, 02/01/13                       542,500
    450,000       PacifiCare Health Systems, Inc.
                  10.750%, 06/01/09                      490,500
                                                     -----------
                                                       6,131,575
                  CONSUMER STAPLES (2.3%)
  1,000,000       Del Monte Foods Company(b)
                  8.625%, 12/15/12                     1,065,000
  1,000,000       Dole Food Company, Inc.(b)
                  8.875%, 03/15/11                     1,030,000
                                                     -----------
                                                       2,095,000
                  CREDIT CYCLICALS (1.0%)
     13,000       Beazer Homes USA, Inc.
                  8.875%, 04/01/08                        13,643
    500,000       Champion Enterprises, Inc.
                  7.625%, 05/15/09                       292,500
    400,000       KB Home
                  9.500%, 02/15/11                       433,000
    200,000       Standard Pacific Corp.
                  9.500%, 09/15/10                       215,000
                                                     -----------
                                                         954,143
                  ENERGY (2.5%)
    600,000       Premcor Inc.(b)
                  9.500%, 02/01/13                       648,000
    800,000       Swift Energy Company
                  10.250%, 08/01/09                      840,000
    500,000       Swift Energy Company
                  9.375%, 05/01/12                       511,250
    250,000       Western Gas Resources, Inc.
                  10.000%, 06/15/09                      272,500
                                                     -----------
                                                       2,271,750
                  FINANCIAL (0.3%)
    300,000       Host Marriott Corp.
                  9.500%, 01/15/07                       300,375

 42            See accompanying Notes to Schedule of Investments.

                                HIGH YIELD FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2003

 PRINCIPAL
  AMOUNT                                                VALUE
----------------------------------------------------------------
                  TELECOMMUNICATIONS (2.3%)
$   975,000       Avaya Inc.
                  11.125%, 04/01/09                  $   999,375
    500,000       DIRECTV Enterprises, Inc.(b)
                  8.375%, 03/15/13                       553,750
    500,000       Nextel Communications, Inc.
                  9.375%, 11/15/09                       527,500
                                                     -----------
                                                       2,080,625
                  TRANSPORTATION (2.2%)
  2,000,000       General Maritime Corp.(b)
                  10.000%, 03/15/13                    2,050,000
                  UTILITIES (2.0%)
  3,340,000       Calpine Corp.
                  7.750%, 04/15/09                     1,870,400
                                                     -----------
                  TOTAL CORPORATE BONDS
                  (Cost $40,624,986)                  41,338,100

CONVERTIBLE BONDS (26.8%)
                  CAPITAL GOODS - INDUSTRIAL (1.6%)
    900,000       Brooks-PRI Automation, Inc.
                  4.750%, 06/01/08                       752,625
    185,000       Spherion Corp.
                  4.500%, 06/01/05                       165,113
    650,000       Standard Motor Products, Inc.
                  6.750%, 07/15/09                       546,000
                                                     -----------
                                                       1,463,738
                  CAPITAL GOODS - TECHNOLOGY (12.5%)
  1,145,000       Advanced Energy Industries, Inc.
                  5.250%, 11/15/06                       913,137
    600,000 EUR   Amazon.com, Inc.
                  6.875%, 02/16/10                       575,349
    695,000       Amazon.com, Inc.
                  4.750%, 02/01/09                       584,669
    400,000       ASML Holding, NV
                  5.750%, 10/15/06                       351,120
  1,500,000       Brocade Communications Systems,
                  Inc.
                  2.000%, 01/01/07                     1,160,625
    130,000       Checkpoint System, Inc.
                  5.250%, 11/01/05                       125,450
  1,900,000       Computer Network Technology Corp.
                  3.000%, 02/15/07                     1,581,750
  1,150,000       Cypress Semiconductor Corp.
                  4.000%, 02/01/05                     1,027,813
    540,000       Cypress Semiconductor Corp.
                  3.750%, 07/01/05                       468,450
  1,975,000       Juniper Networks, Inc.
                  4.750%, 03/15/07                     1,688,624
  1,500,000       Mentor Graphics Corp.
                  6.875%, 06/15/07                     1,413,750
     45,000       Quantum Corp.
                  7.000%, 08/01/04                        42,750
    500,000       Richardson Electronics, Ltd.
                  8.250%, 06/15/06                       463,125
  2,000,000       Solectron Corp.
                  0.000%, 11/20/20                     1,092,500
                                                     -----------
                                                      11,489,112
                  CONSUMER CYCLICAL (2.9%)
  4,175,000       Royal Caribbean Cruises, Ltd.
                  0.000%, 02/02/21                     1,654,344

 PRINCIPAL
  AMOUNT                                                VALUE
----------------------------------------------------------------
$ 1,130,000       The Interpublic Group of
                  Companies, Inc.
                  1.800%, 09/16/04                   $ 1,062,200
                                                     -----------
                                                       2,716,544
                  CONSUMER GROWTH STAPLES (3.2%)
    860,000       ICN Pharmaceuticals, Inc.
                  6.500%, 07/15/08                       731,000
    500,000       IVAX Corp.
                  4.500%, 05/15/08                       441,250
    575,000       Service Corp.
                  6.750%, 06/22/08                       507,437
    700,000       Skechers U.S.A., Inc.
                  4.500%, 04/15/07                       589,750
    700,000       Sunrise Assisted Living, Inc.
                  5.250%, 02/01/09                       686,875
                                                     -----------
                                                       2,956,312
                  CONSUMER STAPLES (0.9%)
    825,000 EUR   Royal Numico, NV
                  1.500%, 09/22/04                       832,742
                  FINANCIAL (1.5%)
  1,560,000       NCO Group, Inc.
                  4.750%, 04/15/06                     1,359,150
                  TELECOMMUNICATIONS (2.3%)
    850,000       Corning, Inc.
                  4.875%, 03/01/08                       702,780
    400,000       Liberty Media Corp.
                  (Sprint PCS Group)
                  3.750%, 02/15/30                       220,500
  1,345,000       Nextel Communications, Inc.
                  5.250%, 01/15/10                     1,161,744
                                                     -----------
                                                       2,085,024
                  UTILITIES (1.9%)
  2,500,000       AES Corp.
                  4.500%, 08/15/05                     1,737,500
                                                     -----------
                  TOTAL CONVERTIBLE BONDS
                  (Cost $22,469,247)                  24,640,122

 NUMBER OF
  SHARES                                                VALUE
----------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (11.2%)
                  CAPITAL GOODS - INDUSTRIAL (2.4%)
     10,000       Cummins, Inc.
                  7.000%                                 437,500
     50,500       Ford Motor Company Capital Trust
                  II
                  6.500%                               1,799,820
                                                     -----------
                                                       2,237,320
                  CAPITAL GOODS - TECHNOLOGY (3.0%)
     41,000       Electronic Data Systems Corp.
                  7.625%                                 820,410
     35,570       Raytheon Company
                  8.250%                               1,823,319
                                                     -----------
                                                       2,643,729
                  CONSUMER GROWTH STAPLES (2.2%)
     38,000       Cendant Corp.
                  7.750%                               1,350,900
     19,000       Sinclair Broadcast Group, Inc.
                  6.000%                                 688,750
                                                     -----------
                                                       2,039,650

               See accompanying Notes to Schedule of Investments.             43

                                HIGH YIELD FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2003

 NUMBER OF
  SHARES                                                VALUE
----------------------------------------------------------------
                  FINANCIAL (1.8%)
      7,390       Host Marriott Financial Trust
                  6.750%                             $   251,260
     40,000       National Australia Bank, Ltd.
                  7.875%                               1,406,000
                                                     -----------
                                                       1,657,260
                  TELECOMMUNICATIONS (1.2%)
        150       Lucent Technologies, Inc.(b)
                  8.000%                                 127,406
      1,125       Lucent Technologies, Inc.
                  8.000%                                 955,547
                                                     -----------
                                                       1,082,953
                  TRANSPORTATION (0.4%)
      7,600       Union Pacific Capital Trust
                  6.250%                                 389,500
                  UTILITIES (0.2%)
      9,225       AES Trust VII
                  6.000%                                 216,788
                                                     -----------
                  TOTAL CONVERTIBLE PREFERRED
                  STOCKS
                  (Cost $10,546,772)                  10,267,200

 PRINCIPAL
  AMOUNT                                                VALUE
----------------------------------------------------------------
COMMERCIAL PAPER (16.0%)
$14,730,470       American Express Company
                  1.230%, 04/01/03                   $14,730,470
                                                     -----------
                  TOTAL COMMERCIAL PAPER
                  (Cost $14,730,470)                  14,730,470
                                                     -----------
TOTAL INVESTMENTS (98.9%)
(Cost $88,371,475)                                    90,975,892
OTHER ASSETS, LESS LIABILITIES (1.1%)                  1,051,249
                                                     -----------
NET ASSETS (100.0%)                                  $92,027,141
                                                     -----------

NOTES TO SCHEDULE OF INVESTMENTS

(a) Non-Income producing security.
(b)144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities generally are issued to qualified institutional buyers, such as the Fund, and any resale by the Fund must be exempt transactions, normally to other qualified institutional investors, or exchanged to the registered form, pursuant to sale. At March 31, 2003 the market value of 144A securities that can not be exchanged to the registered form is $17,105,758 or 18.6% of net assets of the Fund.

 44             See accompanying Notes to Financial Statements.

                               MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2003

NUMBER OF
 SHARES                                               VALUE
--------------------------------------------------------------
COMMON STOCKS (94.9%)
                CAPITAL GOODS - INDUSTRIAL (2.6%)
  15,000        Waste Management, Inc.             $   317,700
                CAPITAL GOODS - TECHNOLOGY (15.3%)
  34,000        AOL Time Warner, Inc.(a)               369,240
  28,000        Cisco Systems, Inc.(a)                 363,440
  24,000        Electronic Data Systems Corp.          422,400
  53,000        Motorola, Inc.                         437,780
  82,000        Sun Microsystems, Inc.(a)              267,320
                                                   -----------
                                                     1,860,180
                CONSUMER CYCLICAL (15.9%)
   6,000        Abercrombie & Fitch Company(a)         180,180
  12,000        Marriott International, Inc.           381,720
  10,000        Maytag Corp.                           190,300
  18,000        Royal Caribbean Cruises, Ltd.          270,540
   9,000        The Gap, Inc.                          130,410
  23,000        The Interpublic Group of
                Companies, Inc.                        213,900
   4,500        Valassis Communications, Inc.(a)       118,800
  26,000        Walt Disney Company                    442,520
                                                   -----------
                                                     1,928,370
                CONSUMER GROWTH STAPLES (41.2%)
  64,200 AUD    APN News & Media, Ltd.                 123,372
   6,000        Bausch & Lomb, Inc.                    197,340
   7,000        Biogen, Inc.(a)                        209,720
   9,000        Bristol-Myers Squibb Company           190,170
  33,000        Cendant Corp.(a)                       419,100
     875 CHF    Givaudan, SA                           334,098
  11,000        Hasbro, Inc.                           152,790
   8,000        Home Depot, Inc.                       194,880
  15,000        Mattel, Inc.                           337,500
  32,000        McDonald's Corp.                       462,720
   9,000        McKesson Corp.                         224,370
   6,700        Media General, Inc.                    329,908
   3,000        Merck & Company, Inc.                  164,340
  15,000        Mylan Laboratories, Inc.               431,250

NUMBER OF
 SHARES                                               VALUE
--------------------------------------------------------------
   9,000        Reebok International, Ltd.(a)      $   295,650
  17,000        Schering-Plough Corp.                  303,110
     525        Washington Post Company                357,714
  11,000        YUM! Brands, Inc.                      267,630
                                                   -----------
                                                     4,995,662
                CONSUMER STAPLES (0.8%)
  10,300 GBP    British American Tobacco
                Industries                              96,308
                CREDIT CYCLICAL (3.0%)
  10,500        Washington Mutual, Inc.                370,335
                FINANCIAL (12.1%)
   5,000        Countrywide Financial Corp.            287,500
   7,000        Fidelity National Corp.                239,050
   6,500        H&R Block, Inc.                        277,485
  10,000        MBIA, Inc.                             386,400
   7,000        MGIC Investment Corp.                  274,890
                                                   -----------
                                                     1,465,325
                TELECOMMUNICATIONS (4.0%)
  25,000        Sprint                                 293,750
  33,000        Tellabs, Inc.(a)                       191,070
                                                   -----------
                                                       484,820
                                                   -----------
                TOTAL COMMON STOCKS
                (Cost $12,107,142)                  11,518,700

PRINCIPAL
 AMOUNT                                              VALUE
--------------------------------------------------------------
COMMERCIAL PAPER (4.8%)
$580,019        Citigroup, Inc.
                1.220%, 04/01/03                       580,019
                                                   -----------
                TOTAL COMMERCIAL PAPER
                (Cost $580,019)                        580,019
                                                   -----------
TOTAL INVESTMENTS (99.7%)
(Cost $12,687,161)                                  12,098,719
OTHER ASSETS, LESS LIABILITIES (0.3%)                   37,153
                                                   -----------
NET ASSETS (100.0%)                                $12,135,872
                                                   -----------

NOTES TO SCHEDULE OF INVESTMENTS

(a) Non-Income producing security.

                See accompanying Notes to Financial Statements.               45

ABBREVIATIONS

ADRS:  American Deposit Receipts   DEP.:    Depository              PREF.:  Preferred
ADSS:  American Depository Shares  EURO.:   Eurobond                SUB.:   Subordinated
CONV:  Convertible                 EXCH.:   Exchangeable            LEAPS:  Long Term Equity
CUM:   Cumulative                  MTN:     Medium Term Note                Anticipation Securities
DEB:   Debenture                   NONCUM:  Noncumulative

FOREIGN CURRENCY ABBREVIATIONS

AUD:   Australian Dollar           EUR:     European Monetary Unit  SEK:    Swedish Krona
CHF:   Swiss Franc                 GBP:     British Pound Sterling

Note: Principal amounts and market values for securities denominated in foreign currencies are shown in U.S. dollars.

 46             See accompanying Notes to Financial Statements.

                      (This page intentionally left blank)

                      STATEMENTS OF ASSETS AND LIABILITIES

MARCH 31, 2003

                                                                                  MARKET
                                               CONVERTIBLE      GROWTH AND        NEUTRAL         GROWTH
                                                   FUND         INCOME FUND        FUND            FUND
------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $1,216,684,052,
 $1,205,526,278, $639,089,016,
 $2,614,924,465, $36,794,739, $88,371,475,
 $12,687,161, respectively)                   $1,187,369,210   1,198,484,102     627,749,928   2,700,964,855
Cash with Custodian (interest bearing)*            5,971,759       8,177,031     381,230,277       6,780,828
Accrued interest and dividends receivable          4,303,815       4,553,241       5,670,124         225,523
Receivable for investments sold                    1,327,962              --      15,444,154       7,171,679
Receivable for Fund shares sold                   13,090,591      15,887,521       1,717,774      23,766,515
Prepaid expenses                                      45,057          48,201          29,804          98,906
Other Assets                                          14,069          14,069          14,069          14,069
                                              --------------------------------------------------------------
       Total Assets                           $1,212,122,463   1,227,164,165   1,031,856,130   2,739,022,375
                                              --------------------------------------------------------------
LIABILITIES AND NET ASSETS
Common stocks sold short, at value (proceeds
 $258,960,183)                                            --              --     241,710,226              --
Net unrealized depreciation on forward
 foreign currency contracts                          675,587              --              --              --
Payable for investments purchased                 18,957,461              --      25,845,651      81,070,021
Payable for Fund shares redeemed                   1,725,869       1,018,273       1,326,600       4,619,488
Payable to investment advisor                        701,028         703,139         461,908       1,838,750
Payable to distributor                               608,241         605,705         309,418       1,036,258
Accounts payable and accrued liabilities             409,044         464,069         188,340       1,245,103
                                              --------------------------------------------------------------
       Total Liabilities                          23,077,230       2,791,186     269,842,143      89,809,620
                                              --------------------------------------------------------------
NET ASSETS                                    $1,189,045,233   1,224,372,979     762,013,987   2,649,212,755
                                              --------------------------------------------------------------
ANALYSIS OF NET ASSETS
Paid in Capital                                1,253,591,720   1,251,707,586     739,301,883   2,958,022,723
Undistributed net investment income (loss)         2,888,168       1,416,426       6,053,201              --
Accumulated net realized gain (loss) on
 investments, options and forward foreign
 currency contracts                              (37,444,710)    (21,709,699)     10,748,034    (394,850,358)
Unrealized appreciation (depreciation) of
 investments, options and forward foreign
 currency contracts                              (29,989,945)     (7,041,334)      5,910,869      86,040,390
                                              --------------------------------------------------------------
NET ASSETS                                    $1,189,045,233   1,224,372,979     762,013,987   2,649,212,755
                                              --------------------------------------------------------------
CLASS A SHARES
Net Assets Applicable to Shares Outstanding   $  550,034,858     609,838,076     463,465,987   1,768,430,980
Shares Outstanding                                32,065,895      27,349,543      32,770,411      55,818,904
Net Asset Value and Redemption Price Per
 Share                                        $        17.15           22.30           14.14           31.68
                                              --------------------------------------------------------------
Maximum Offering Price Per Share at (Net
 asset value, plus 4.99% of net asset value
 or 4.75% of offering price)                  $        18.01           23.41           14.85           33.26
                                              --------------------------------------------------------------
CLASS B SHARES
Net Assets Applicable to Shares Outstanding   $  177,823,001     212,764,354      55,185,969     250,121,435
Shares Outstanding                                 9,269,253       8,660,398       3,779,894       7,524,022
Net Asset Value and Redemption Price Per
 Share                                        $        19.18           24.57           14.60           33.24
                                              --------------------------------------------------------------
CLASS C SHARES
Net Assets Applicable to Shares Outstanding   $  422,335,833     386,100,519     204,105,179     585,040,475
Shares Outstanding                                24,571,744      17,184,453      14,285,616      18,909,713
Net Asset Value and Redemption Price Per
 Share                                        $        17.19           22.47           14.29           30.94
                                              --------------------------------------------------------------
CLASS I SHARES
Net Assets Applicable to Shares Outstanding   $   38,851,541      15,670,030      39,256,852      45,619,865
Shares Outstanding                                 2,356,541         715,257       2,795,016       1,366,621
Net Asset Value and Redemption Price Per
 Share                                        $        16.49           21.91           14.05           33.38
                                              --------------------------------------------------------------

                                                GLOBAL         HIGH       MID CAP
                                              GROWTH AND      YIELD        VALUE
                                              INCOME FUND      FUND         FUND
--------------------------------------------  -------------------------------------
ASSETS
Investments, at value (cost $1,216,684,052,
 $1,205,526,278, $639,089,016,
 $2,614,924,465, $36,794,739, $88,371,475,
 $12,687,161, respectively)                   36,232,070    90,975,892   12,098,719
Cash with Custodian (interest bearing)*           74,101     1,181,723       23,519
Accrued interest and dividends receivable        224,536     1,195,000       13,950
Receivable for investments sold                    3,933            --           --
Receivable for Fund shares sold                  198,281     3,803,888       39,544
Prepaid expenses                                   8,916         8,737       10,126
Other Assets                                      14,069        14,069        5,462
                                              -------------------------------------
       Total Assets                           36,755,906    97,179,309   12,191,320
                                              -------------------------------------
LIABILITIES AND NET ASSETS
Common stocks sold short, at value (proceeds
 $258,960,183)                                        --            --           --
Net unrealized depreciation on forward
 foreign currency contracts                      115,293            --           --
Payable for investments purchased                 11,256     4,709,926           --
Payable for Fund shares redeemed                  15,562       245,577           --
Payable to investment advisor                     22,728        82,068        5,849
Payable to distributor                            16,019        41,888        3,143
Accounts payable and accrued liabilities          75,953        72,709       46,456
                                              -------------------------------------
       Total Liabilities                         256,811     5,152,168       55,448
                                              -------------------------------------
NET ASSETS                                    36,499,095    92,027,141   12,135,872
                                              -------------------------------------
ANALYSIS OF NET ASSETS
Paid in Capital                               38,998,957    89,626,835   12,979,138
Undistributed net investment income (loss)      (515,386)      325,721           --
Accumulated net realized gain (loss) on
 investments, options and forward foreign
 currency contracts                           (1,309,729)     (530,433)    (254,846)
Unrealized appreciation (depreciation) of
 investments, options and forward foreign
 currency contracts                             (674,747)    2,605,018     (588,420)
                                              -------------------------------------
NET ASSETS                                    36,499,095    92,027,141   12,135,872
                                              -------------------------------------
CLASS A SHARES
Net Assets Applicable to Shares Outstanding   21,396,615    45,265,322    9,332,628
Shares Outstanding                             3,411,218     4,712,885    1,212,428
Net Asset Value and Redemption Price Per
 Share                                              6.27          9.60         7.70
                                              -------------------------------------
Maximum Offering Price Per Share at (Net
 asset value, plus 4.99% of net asset value
 or 4.75% of offering price)                        6.58         10.08         8.08
                                              -------------------------------------
CLASS B SHARES
Net Assets Applicable to Shares Outstanding    2,521,531    14,165,821      545,059
Shares Outstanding                               380,355     1,442,845       71,469
Net Asset Value and Redemption Price Per
 Share                                              6.63          9.82         7.63
                                              -------------------------------------
CLASS C SHARES
Net Assets Applicable to Shares Outstanding   11,426,245    30,323,733      921,740
Shares Outstanding                             1,819,910     3,099,189      120,874
Net Asset Value and Redemption Price Per
 Share                                              6.28          9.78         7.63
                                              -------------------------------------
CLASS I SHARES
Net Assets Applicable to Shares Outstanding    1,154,704     2,272,265    1,336,445
Shares Outstanding                               184,203       236,626      173,071
Net Asset Value and Redemption Price Per
 Share                                              6.27          9.60         7.72
                                              -------------------------------------

* The Market Neutral Fund Cash balance includes $362,565,339 of cash held as collateral for securities sold short.
 48             See accompanying Notes to Financial Statements.

                            STATEMENTS OF OPERATIONS

YEAR ENDED MARCH 31, 2003

                                CONVERTIBLE     GROWTH AND       MARKET
                                    FUND       INCOME FUND    NEUTRAL FUND
--------------------------------------------------------------------------
INVESTMENT INCOME
Interest                        $ 25,727,920    20,806,062     25,577,082
Dividends                         17,762,521    12,820,458      5,524,647
                                ------------------------------------------
   Total Investment Income *      43,490,441    33,626,520     31,101,729
                                ------------------------------------------

EXPENSES
Investment advisory fees           6,389,793     5,408,747      4,438,574
Distribution fees
  Class A                          1,023,696       950,397        874,245
  Class B                          1,249,368     1,302,422        492,609
  Class C                          3,082,245     2,230,296      1,679,223
Transfer agent fees                  987,448     1,009,658        534,643
Accounting fees                      253,893       265,854        245,805
Administration fees                    7,000         7,000          7,000
Audit and legal fees                  50,986        49,198         51,449
Custodian fees                       232,659       193,557         19,963
Printing and mailing fees            247,377       226,897        156,529
Registration fees                    124,819       143,249        102,677
Trustees' fees                        21,458        21,458         21,458
Dividend expense on short
  positions                               --            --      2,017,941
Other                                 53,010        33,033         33,320
                                ------------------------------------------
   Total Expenses                 13,723,752    11,841,766     10,675,436
   Less Expense waived or
     absorbed                             --            --             --
                                ------------------------------------------
   Net Expenses                   13,723,752    11,841,766     10,675,436
                                ------------------------------------------
NET INVESTMENT INCOME (LOSS)      29,766,689    21,784,754     20,426,293
                                ------------------------------------------

REALIZED AND UNREALIZED GAIN
  (LOSS)
Net realized gain (loss) on
  investments, options, and
  forward foreign currency
  contracts                      (43,145,863)  (18,837,544)    19,501,339
Change in net unrealized
  appreciation/depreciation on
  investments, options and
  forward foreign currency
  contracts                      (53,533,753)  (25,344,911)      (726,840)
                                ------------------------------------------
NET GAIN (LOSS) ON INVESTMENTS   (96,679,616)  (44,182,455)    18,774,499
                                ------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS                    $(66,912,927)  (22,397,701)    39,200,792
                                ------------------------------------------

                                                 GLOBAL                    MID CAP
                                   GROWTH      GROWTH AND    HIGH YIELD     VALUE
                                    FUND       INCOME FUND      FUND         FUND
------------------------------  ----------------------------------------------------
INVESTMENT INCOME
Interest                             648,359    1,473,326    2,698,328        4,961
Dividends                          5,171,398      468,156      382,983       83,206
                                ----------------------------------------------------
   Total Investment Income *       5,819,757    1,941,482    3,081,311       88,167
                                ----------------------------------------------------
EXPENSES
Investment advisory fees          18,008,981      276,942      261,809       60,051
Distribution fees
  Class A                          3,430,325       42,637       42,223       11,558
  Class B                          1,924,249       17,565       48,862        2,698
  Class C                          4,662,776       78,906      118,172        5,286
Transfer agent fees                3,494,737       64,388       56,744       41,262
Accounting fees                      457,371       99,383       99,397       84,073
Administration fees                    7,000        7,000        7,000        6,749
Audit and legal fees                  46,149       50,155       46,106       45,429
Custodian fees                       539,200       13,998       14,524       14,029
Printing and mailing fees            828,145       30,203       32,278       23,840
Registration fees                    248,314       36,277       48,059       47,754
Trustees' fees                        21,458       21,458       21,458       21,458
Dividend expense on short
  positions                               --           --           --           --
Other                                102,147        2,718        8,667        3,451
                                ----------------------------------------------------
   Total Expenses                 33,770,852      741,630      805,299      367,638
   Less Expense waived or
     absorbed                             --      187,104       72,425      258,020
                                ----------------------------------------------------
   Net Expenses                   33,770,852      554,526      732,874      109,618
                                ----------------------------------------------------
NET INVESTMENT INCOME (LOSS)     (27,951,095)   1,386,956    2,348,437      (21,451)
                                ----------------------------------------------------
REALIZED AND UNREALIZED GAIN
  (LOSS)
Net realized gain (loss) on
  investments, options, and
  forward foreign currency
  contracts                     (305,787,865)  (2,617,729)    (284,480)    (259,250)
Change in net unrealized
  appreciation/depreciation on
  investments, options and
  forward foreign currency
  contracts                      (16,391,091)  (1,130,109)   2,185,405     (591,434)
                                ----------------------------------------------------
NET GAIN (LOSS) ON INVESTMENTS  (322,178,956)  (3,747,838)   1,900,925     (850,684)
                                ----------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS                    (350,130,051)  (2,360,882)   4,249,362     (872,135)
                                ----------------------------------------------------

*  Net of foreign taxes withheld of $31,432, $30,417, $2,700, $4,908, $2,953 and
   $798 for the Convertible Fund, Growth and Income Fund, Growth Fund, Global Growth and Income Fund, High Yield Fund and Mid Cap Value Fund, respectively.

                See accompanying Notes to Financial Statements.               49

                             STATEMENTS OF CHANGES
                                 IN NET ASSETS

YEARS ENDED MARCH 31, 2003 AND MARCH 31, 2002

                                                 CONVERTIBLE FUND           GROWTH AND INCOME FUND         MARKET NEUTRAL FUND
                                           --------------------------------------------------------------------------------------
                                                2003           2002           2003           2002          2003          2002
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)               $   29,766,689    10,278,352      21,784,754     4,283,203    20,426,293     9,719,484
Net realized gain (loss) on investments,
   options and forward foreign currency
   contracts                                  (43,145,863)   (8,717,129)    (18,837,544)   (8,309,147)   19,501,339      (936,143)
Change in net unrealized
   appreciation/depreciation on
   investments, options and forward
   foreign currency contracts                 (53,533,753)   17,574,680     (25,344,911)   18,779,904      (726,840)    6,288,743
                                           --------------------------------------------------------------------------------------
Net increase(decrease) in net assets
   resulting from operations                  (66,912,927)   19,135,903     (22,397,701)   14,753,960    39,200,792    15,072,084
                                           --------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
   Class A                                     (6,853,879)   (7,705,010)     (9,106,126)   (3,818,304)  (14,076,969)   (6,006,687)
   Class B                                     (1,214,226)   (1,332,150)     (1,892,878)     (581,253)   (1,531,028)     (583,976)
   Class C                                     (3,480,346)   (4,463,357)     (3,792,680)   (1,152,312)   (5,345,293)   (2,196,399)
   Class I                                       (636,504)   (1,241,551)       (139,651)      (76,147)   (1,299,200)     (807,915)
Net realized gains
   Class A                                             --    (3,430,496)             --    (1,209,449)      (45,759)     (310,136)
   Class B                                             --      (753,542)             --      (240,559)       (6,461)      (37,606)
   Class C                                             --    (2,594,339)             --      (500,649)      (21,861)     (137,697)
   Class I                                             --      (597,366)             --       (25,866)       (4,098)      (49,215)
                                           --------------------------------------------------------------------------------------
Total Distributions                           (12,184,955)  (22,117,811)    (14,931,335)   (7,604,539)  (22,330,669)  (10,129,631)
NET INCREASE IN NET ASSETS FROM CAPITAL
   SHARE TRANSACTIONS                         606,911,416   380,439,886     834,731,298   304,506,302   200,699,541   429,473,894
                                           --------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                  527,813,534   377,457,978     797,402,262   311,655,723   217,569,664   434,416,347

NET ASSETS
Beginning of period                           661,231,699   283,773,721     426,970,717   115,314,994   544,444,323   110,027,976
                                           --------------------------------------------------------------------------------------
End of period                              $1,189,045,233   661,231,699   1,224,372,979   426,970,717   762,013,987   544,444,323
                                           --------------------------------------------------------------------------------------
Undistributed Net Investment Income
   (Loss)                                  $    2,888,168      (102,456)      1,416,426            --     6,053,201       221,180

* The Mid Cap Value Fund commenced operations on January 2, 2002.

 50             See accompanying Notes to Financial Statements.

                             STATEMENTS OF CHANGES
                                 IN NET ASSETS

YEARS ENDED MARCH 31, 2003 AND MARCH 31, 2002

                                        GLOBAL GROWTH AND
           GROWTH FUND                     INCOME FUND                HIGH YIELD FUND            MID CAP VALUE FUND
-----------------------------------------------------------------------------------------------------------------------
     2003               2002           2003            2002         2003            2002         2003           2002*
-----------------------------------------------------------------------------------------------------------------------
$  (27,951,095)        (9,134,165)   1,386,956         266,498    2,348,437         322,098      (21,451)          (586)
  (305,787,865)       (79,864,849)  (2,617,729)       (511,485)    (284,480)       (211,294)    (259,250)            --
   (16,391,091)       105,992,667   (1,130,109)        309,480    2,185,405         449,593     (591,434)         3,014
-----------------------------------------------------------------------------------------------------------------------
  (350,130,051)        16,993,653   (2,360,882)         64,493    4,249,362         560,397     (872,135)         2,428
-----------------------------------------------------------------------------------------------------------------------
            --                 --      (52,350)       (402,734)  (1,050,174)       (218,214)          --             --
            --                 --       (4,517)        (14,679)    (270,783)        (43,656)          --             --
            --                 --      (20,689)       (106,639)    (646,961)        (54,190)          --             --
            --                 --       (3,078)        (22,419)     (74,100)             (9)          --             --
            --                 --           --         (44,180)          --              --           --             --
            --                 --           --          (1,387)          --              --           --             --
            --                 --           --         (13,747)          --              --           --             --
            --                 --           --          (2,494)          --              --           --             --
-----------------------------------------------------------------------------------------------------------------------
            --                 --      (80,634)       (608,279)  (2,042,018)       (316,069)          --             --
 1,500,160,677      1,275,161,504   20,748,007       4,527,314   77,145,843      10,136,151   11,757,954      1,247,615
-----------------------------------------------------------------------------------------------------------------------
 1,150,030,626      1,292,155,157   18,306,491       3,983,528   79,353,187      10,380,479   10,885,819      1,250,043

 1,499,182,129        207,026,972   18,192,604      14,209,076   12,673,954       2,293,475    1,250,053             10
-----------------------------------------------------------------------------------------------------------------------
$2,649,212,755      1,499,182,129   36,499,095      18,192,604   92,027,141      12,673,954   12,135,872      1,250,053
-----------------------------------------------------------------------------------------------------------------------
$           --                 --     (515,386)         66,676      325,721           9,478           --             --

                See accompanying Notes to Financial Statements.               51

                         NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION. CALAMOS INVESTMENT TRUST, a Massachusetts business trust organized December 21, 1987 (the "Trust"), consists of seven series, CALAMOS Convertible Fund, CALAMOS Growth and Income Fund, CALAMOS Market Neutral Fund, CALAMOS Growth Fund, CALAMOS Global Growth and Income Fund, CALAMOS High Yield Fund and CALAMOS Mid Cap Value Fund (the "Funds"). The Trust currently offers Class A, Class B, Class C and Class I shares of each of the Funds. Effective March 14, 2003 and April 30, 2003, the CALAMOS Market Neutral Fund and CALAMOS Convertible Fund, respectively, were closed to all new investments, subject to the exceptions enumerated in the Prospectus.

PORTFOLIO VALUATION. In computing the net asset value of each Fund, portfolio securities, including options, that are traded on a national securities exchange and securities reported on the Nasdaq National Market System are valued at the last reported sales price. Securities traded in the over-the-counter market and listed securities for which no sales were reported are valued at the mean of the most recently quoted bid and asked prices. Each outstanding futures contract is valued at the official settlement price for the contract on the exchange on which the contract is traded, except that if the market price of the contract has increased or decreased by the maximum amount permitted on the valuation date ("up or down the limit"), the contract is valued at a fair value as described below. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at a fair value following procedures approved by the board of trustees or a committee thereof. These procedures may utilize valuations furnished by pricing services approved by the board or trustees or a committee thereof, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

Securities that are principally traded in a foreign market are valued as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the New York Stock Exchange ("NYSE") is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which each Fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of each Fund's portfolio may be significantly affected on days when shares of the Fund may not be purchased or redeemed.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available.

FOREIGN CURRENCY TRANSLATION. Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transaction. Realized foreign exchange losses of $8,275,052 and $1,570,556 incurred respectively by the Convertible Fund and Global Growth and Income Fund and unrealized foreign exchange losses of $675,103 and $112,078 incurred respectively by the Convertible Fund and Global Growth and Income Fund are included as a component of net realized gain/loss on investments, options, and forward foreign currency contracts and change in net unrealized appreciation/depreciation on investments, options, and forward foreign currency contracts, respectively.

                         NOTES TO FINANCIAL STATEMENTS

OPTION WRITING. When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund. A Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

FEDERAL INCOME TAXES. No provision has been made for Federal income taxes since each Fund elected to be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986.

DIVIDENDS. Dividends payable to shareholders are recorded by the Funds on the ex-dividend date. Income and capital gain dividends are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for foreign currency transactions.

ALLOCATION OF EXPENSES BETWEEN CLASSES. Expenses arising in connection with a specific class of shares are allocated directly. All other expenses are allocated pro rata based on the basis of relative net assets.

USE OF ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

NOTE 2 - INVESTMENT ADVISOR AND TRANSACTION WITH AFFILIATES
Pursuant to an investment advisory agreement with CALAMOS ASSET MANAGEMENT, INC. ("CAM"), each Fund pays a monthly investment advisory fee based on the average daily net assets of each Fund, computed as follows: The Convertible Fund, Growth and Income Fund, and Market Neutral Fund are at the annual rate of 0.75% of the first $500 million of average net assets, 0.70% of the next $500 million of average net assets, 0.65% of average net assets in excess of $1 billion. The High Yield Fund fee is at the annual rate of 0.75% of the Fund's average net assets. The Growth Fund fees are at the annual rate of 1.00% of the first $500 million of average net assets, 0.90% of the next $500 million of average net assets, and 0.80% of average net assets in excess of $1 billion. The Global Growth and Income Fund and Mid Cap Value Fund are at the annual rate of 1.00% of average net assets.

CAM has voluntarily undertaken to limit normal operating expenses of each Fund, as a percentage of the average daily net assets of the particular class of shares, to 1.75% for Class A shares, 2.50% for Class B shares, 2.50% for Class C shares, and 1.50% for Class I shares through August 31, 2003. For the year ended March 31, 2003, CAM waived or absorbed expenses of $187,104, $72,425 and $258,020 for the Global Growth and Income Fund, High Yield Fund and Mid Cap Value Fund, respectively.

As Distributor, CALAMOS FINANCIAL SERVICES, INC. ("CFS") assumed all expenses of personnel, office space, office facilities and equipment incidental to such service. Each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 whereby the Fund pays to CFS an annual distribution and/or service fee of 0.25% of the average daily net assets of the Fund's Class A shares and annual service fee of 0.25% and an annual distribution fee of 0.75% of the average daily net assets of the Fund's Class B shares and Class C shares.

CFS also receives a sales commission and/or a distribution fee on certain sales of each Fund's Class A shares. During the year ended March 31, 2003 CFS received commissions and distribution fees of $541,407, $843,795, $4,569, $1,466,303,

                         NOTES TO FINANCIAL STATEMENTS

$13,738, $26,116 and $15,363, from the sale of shares of Convertible Fund, Growth and Income Fund, Market Neutral Fund, Growth Fund, Global Growth and Income Fund, High Yield Fund and Mid Cap Value Fund, respectively.

Certain portfolio transactions for the Funds have been executed through CFS as broker, consistent with the Fund's policy of obtaining best price and execution. During the year ended March 31, 2003, the Convertible Fund, Growth and Income Fund, Market Neutral Fund, and Growth Fund paid brokerage commissions to CFS on purchases and sales of portfolio securities in the amount of $4,815, $360, $4,099, and $68,616, respectively.

Certain officers and trustees of the Trust are also officers and directors of CFS and CAM. All officers and affiliated trustees serve without direct compensation from the Trust.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a Trustee who is not an "interested person" of CAM and has elected to participate in the Plan (a "participating trustee") may defer receipt of all or a portion of his compensation from the Trust in order to defer payment of income taxes or for other reasons. The deferred compensation payable to the participating trustee is credited to the trustee's deferral account as of the business day such compensation would have been paid to the trustee. The value of a trustee's deferred compensation account at any time is equal to what would be the value if the amounts credited to the account had instead been invested in shares of one or more of the Funds of the Calamos Investment Trust as designated by the trustee. Thus, the value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares. If a participating trustee retires, the trustee may elect to receive payments under the plan in a lump sum or in equal installments over a period of five years. If a participating trustee dies, any amount payable under the Plan will be paid to the trustee's beneficiaries. Each Fund's obligation to make payments under the Plan is a general obligation of that Fund. No Fund is liable for any other Fund's obligations to make payments under the Plan.

During the fiscal year ended March 31, 2001, the Funds distributed the appropriate amounts of aggregate ordinary income and capital gain distributions declared by the board of trustees. However, individual shareholders did not receive the proper per share amounts. Each Fund made an additional distribution to any shareholder of the Fund who received less than the shareholder should have received and CAM has made a capital contribution to such Fund of an equal amount. The aggregate amounts of such additional distributions were $1,179,647, $248,785, $99,891, $621,664, $38,289, and $705 for the Convertible Fund, Growth
and Income Fund, Market Neutral Fund, Growth Fund, Global Growth and Income Fund, and High Yield Fund, respectively.

As a result of the incorrect distributions, each Fund may not qualify as a regulated investment company under the Internal Revenue Code, in which case it would be subject to corporate income tax on its net investment income and net realized capital gains. However, the Trust has requested that the Internal Revenue Service recognize each Fund's continuing status as a regulated investment company notwithstanding the incorrect distributions. Management and legal counsel to the Trust believe that each Fund should be permitted to continue to qualify as a regulated investment company and no Fund has made any provision for corporate income tax obligations within the financial statements.

NOTE 3 - INVESTMENTS
Purchases and sales of investments other than short-term obligations by the Funds for the year ended March 31, 2003 were as follows:

                                                                   MARKET                         GLOBAL GROWTH       HIGH
                                CONVERTIBLE      GROWTH AND       NEUTRAL           GROWTH             AND            YIELD
                                    FUND        INCOME FUND         FUND             FUND          INCOME FUND        FUND
------------------------------------------------------------------------------------------------------------------------------
Purchases                       $868,838,190     959,625,500     957,729,340     2,693,799,590      34,640,009      74,691,957
Proceeds from sales             $295,888,172     184,469,571     872,702,521     1,173,749,307      15,428,585      10,253,153

                                  MID CAP
                                   VALUE
                                   FUND
------------------------------  -----------
Purchases                        13,335,834
Proceeds from sales               1,854,090

The following information is presented on an income tax basis as of March 31, 2003. Differences between amounts for financial statements and federal income tax purposes are primarily due to timing differences.

                         NOTES TO FINANCIAL STATEMENTS

The cost basis of investments for federal income tax purposes at March 31, 2003 was as follows:

                                                                     MARKET                       GLOBAL GROWTH      HIGH
                                 CONVERTIBLE       GROWTH AND       NEUTRAL          GROWTH            AND           YIELD
                                     FUND         INCOME FUND         FUND            FUND         INCOME FUND       FUND
-----------------------------------------------------------------------------------------------------------------------------
Cost basis of investments (net
 of short positions)            $1,209,935,816   $1,199,573,199   $376,934,590   $2,614,924,465    $36,298,640    $88,328,927
Gross unrealized appreciation       57,524,040       53,929,896     55,785,085      238,745,565      1,888,481      4,352,399
Gross unrealized depreciation       80,090,646       55,018,993     46,679,973      152,705,175      1,955,051      1,705,434
Net unrealized appreciation
 (depreciation)                    (22,566,606)      (1,089,097)     9,105,112       86,040,390        (66,570)     2,646,965

                                  MID CAP
                                   VALUE
                                   FUND
------------------------------  -----------
Cost basis of investments (net
 of short positions)            $12,687,139
Gross unrealized appreciation       623,230
Gross unrealized depreciation     1,211,650
Net unrealized appreciation
 (depreciation)                    (588,420)

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS

                                                       CONVERTIBLE                 GROWTH &                   MARKET
                                                           FUND                  INCOME FUND               NEUTRAL FUND
                                                  ----------------------    ----------------------    -----------------------
                                                    2003         2002         2003         2002          2003         2002
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM:
  ORDINARY INCOME
    Class A                                       6,853,879    8,692,214    9,106,126    3,820,161    14,122,729    6,334,292
    Class B                                       1,214,226    1,688,502    1,892,878      607,516     1,537,489      635,125
    Class C                                       3,480,346    5,369,299    3,792,680    1,223,133     5,367,153    2,401,674
    Class I                                         636,504    1,407,492      139,651       77,487     1,303,298      857,130

  LONG-TERM CAPITAL GAIN
    Class A                                              --    2,589,347           --    1,207,591            --           --
    Class B                                              --      797,203           --      263,914            --           67
    Class C                                              --    2,316,817           --      627,655            --        1,235
    Class I                                              --      436,584           --       25,867            --           --

                                                                         GLOBAL GROWTH
                                                        GROWTH                AND                HIGH YIELD           MID CAP
                                                         FUND             INCOME FUND               FUND             VALUE FUND
                                                    ---------------    -----------------    --------------------    ------------
                                                    2003     2002       2003      2002        2003        2002      2003    2002
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM:
  ORDINARY INCOME
    Class A                                          --          --    52,350    402,734    1,050,174    218,214     --      --
    Class B                                          --          --     4,517     14,778      270,783     44,180     --      --
    Class C                                          --          --    20,689    114,950      646,961     54,371     --      --
    Class I                                          --          --     3,078     22,754       74,100          9     --      --

  LONG-TERM CAPITAL GAIN
    Class A                                          --          --        --     44,180           --         --     --      --
    Class B                                          --      80,615        --      2,081           --         --     --      --
    Class C                                          --     365,026        --     42,597           --         --     --      --
    Class I                                          --     176,023        --      2,494           --         --     --      --

                         NOTES TO FINANCIAL STATEMENTS

AS OF MARCH 31, 2003, THE COMPONENTS OF ACCUMULATED EARNINGS/(LOSSES) ON A TAX BASIS WERE AS FOLLOWS:

                                                              MARKET                        GLOBAL         HIGH      MID CAP
                              CONVERTIBLE    GROWTH AND      NEUTRAL         GROWTH       GROWTH AND       YIELD      VALUE
                                 FUND        INCOME FUND       FUND           FUND        INCOME FUND      FUND        FUND
---------------------------------------------------------------------------------------------------------------------------------
Undistributed ordinary
  income--net                   6,132,644      1,416,426    13,606,992              --        71,538       325,721         --
Undistributed capital
  gains--net                           --             --            --              --            --            --         --
                              ---------------------------------------------------------------------------------------------------
Total undistributed
  earnings--net                 6,132,644      1,416,426    13,606,992              --        71,538       325,721         --
Accumulated capital and
  other losses**              (48,112,525)   (27,661,936)           --    (394,850,358)   (2,504,830)     (572,380)  (254,846)
Unrealized
  gain/(losses)--net*         (22,566,606)    (1,089,097)    9,105,112      86,040,390       (66,570)    2,646,965   (588,420)
                              ---------------------------------------------------------------------------------------------------
Total accumulated
  earnings/(losses)--net      (64,546,487)   (27,334,607)   22,712,104    (308,809,968)   (2,499,862)    2,400,306   (843,266)

 * The difference between book-basis and tax-basis unrealized gains/(losses) is attributable to the difference between book and tax amortization methods for premiums and discounts on fixed income securities and other temporary book/tax differences.

** As of March 31, 2003, Convertible Fund, Growth and Income Fund, Growth Fund, Global Growth and Income Fund, High Yield Fund and MidCap Value Fund had net tax basis capital loss carryforwards which, if not used, will expire, as follows:

                                                                        GLOBAL        HIGH      MID-CAP
                         CONVERTIBLE    GROWTH AND       GROWTH       GROWTH AND      YIELD      VALUE
                            FUND        INCOME FUND       FUND        INCOME FUND     FUND       FUND
-------------------------------------------------------------------------------------------------------
2009                             --             --              --            --      24,873        --
2010                      8,889,957      7,155,283      59,739,635       588,039      47,366        --
2011                     18,476,133      7,087,733     168,317,794       696,093     460,653    65,030
                         ------------------------------------------------------------------------------
                         27,366,090     14,243,016     228,057,429     1,284,132     532,892    65,030

Post-October Losses which will be treated as having occurred on April 1, 2003 are as follows:

                                                                        GLOBAL        HIGH     MID-CAP
                         CONVERTIBLE    GROWTH AND       GROWTH       GROWTH AND     YIELD      VALUE
                            FUND        INCOME FUND       FUND        INCOME FUND     FUND      FUND
------------------------------------------------------------------------------------------------------
Capital                  16,826,372     13,418,920     166,792,929      499,981      39,488    189,816
Currency                  3,920,063             --              --      720,717          --         --

NOTE 5 - SHORT SALES
Securities sold short represent obligations to purchase the securities at a future date at then prevailing prices. The transactions result in off-balance-sheet risk (i.e., the risk that the ultimate obligation may exceed the amount shown in the accompanying statement of assets and liabilities). To the extent a Fund owns equivalent securities, the off-balance-sheet risk is offset. During the year ended March 31, 2003, the Market Neutral Fund incurred net gains of $70,665,215 on short sales that were classified as net realized gains on investments. No other Fund engaged in short sales during the year ended March 31, 2003.

NOTE 6 - FORWARD FOREIGN CURRENCY CONTRACTS
Each Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward exchange rates and an unrealized gain or loss is recorded. The Fund realizes a gain or loss upon settlement of the contracts. The statement of operations reflects net unrealized gains and losses on these contracts. The counterparty to all forward foreign currency contracts at March, 31, 2003, was a multinational bank.

As of March 31, 2003 the Convertible Fund had the following open forward foreign currency contracts:

                                                     SETTLEMENT DATE    LOCAL CURRENCY    CURRENT VALUE    UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
Short Contracts
Australian Dollar                                      4/24/2003            24,000,000     $14,468,935           $(452,935)
British Pound Sterling                                 4/24/2003             4,000,000       6,313,705             (75,385)
Swiss Franc                                            4/24/2003            22,500,000      16,665,878            (147,267)
                                                                                                                 ---------
                                                                                                                 $(675,587)

                         NOTES TO FINANCIAL STATEMENTS

As of March 31, 2003 the Global Growth and Income Fund had the following open forward foreign currency contracts:

                                                      SETTLEMENT DATE    LOCAL CURRENCY    CURRENT VALUE   UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
Short Contracts
Australian Dollar                                       4/24/2003           1,455,000       $  877,179           $ (27,459)
British Pound Sterling                                  4/24/2003           1,210,000        1,909,896              12,519
Euro                                                    4/24/2003           4,300,000        4,687,854             (97,983)
Hong Kong Dollar                                        4/24/2003           2,000,000          256,424                 (76)
Mexican Peso                                            4/24/2003           2,075,000          191,185              (3,742)
South Korean Won                                        4/24/2003         435,000,000          346,170              18,763
Swedish Krona                                           4/24/2003           4,400,000          518,252              (4,103)
Swiss Franc                                             4/24/2003           1,990,000        1,474,004             (13,025)
Taiwanese Dollar                                        4/24/2003          11,300,000          325,367                (187)
                                                                                                                 ---------
                                                                                                                 $(115,293)

NOTE 7 -- CALL OPTIONS WRITTEN
The Funds may engage in options transactions and in doing so achieve the similar objectives to what they would achieve through the sale or purchase of individual securities. Transactions in options written during the year ended March 31, 2003 for the Market Neutral Fund were as follows:

                                                               NUMBER OF    PREMIUMS
                                                               CONTRACTS    RECEIVED
------------------------------------------------------------------------------------
Options outstanding at March 31, 2002                              --       $     --
Options written                                                   750        179,904
Options exercised                                                (300)       (89,007)
                                                               ---------------------
Options outstanding at March 31, 2003                             450       $ 90,897
                                                               ---------------------

NOTE 8 - INTEREST BEARING CASH DEPOSIT WITH CUSTODIAN
Each Fund earns interest on its average daily balance deposited with its custodian. During the year ended March 31, 2003, the Convertible Fund, Growth and Income Fund, Market Neutral Fund, Growth Fund, Global Growth and Income Fund, High Yield Fund and Mid Cap Value Fund earned $229,553 $262,074, $585,159, $632,676, $6,303, $17,620 and $1,831, respectively.

                         NOTES TO FINANCIAL STATEMENTS

NOTE 9 -- CAPITAL SHARE TRANSACTIONS
The following table summarizes the activity in capital shares of the Funds:

                                      CONVERTIBLE FUND          GROWTH AND INCOME FUND        MARKET NEUTRAL FUND
                                 --------------------------   --------------------------   -------------------------
YEAR ENDED MARCH 31, 2003          SHARES        DOLLARS        SHARES        DOLLARS        SHARES       DOLLARS
--------------------------------------------------------------------------------------------------------------------
A SHARES
Shares Sold                      23,369,883   $ 412,641,239   21,587,889   $ 484,476,636   16,352,299   $229,617,124
Shares Issued in reinvestment
 of distributions                   347,497       5,976,059      354,034       7,903,149      886,025     12,462,144
Less Shares Redeemed             (8,265,616)   (144,801,408)  (4,721,254)   (105,135,415)  (6,806,463)   (94,872,289)
                                 -----------------------------------------------------------------------------------
Increase                         15,451,764   $ 273,815,890   17,220,669   $ 387,244,370   10,431,861   $147,206,979
                                 -----------------------------------------------------------------------------------
B SHARES
Shares Sold                       5,992,455   $ 118,148,077    6,668,371   $ 165,273,747      914,500   $ 13,212,413
Shares Issued in reinvestment
 of distributions                    45,904         882,764       64,653       1,591,158       83,763      1,216,148
Less Shares Redeemed               (865,610)    (16,864,692)    (680,617)    (16,617,807)    (454,196)    (6,531,145)
                                 -----------------------------------------------------------------------------------
Increase                          5,172,749   $ 102,166,149    6,052,407   $ 150,247,098      544,067   $  7,897,416
                                 -----------------------------------------------------------------------------------
C SHARES
Shares Sold                      15,534,479   $ 275,233,672   13,887,487   $ 314,682,785    4,776,121   $ 67,864,431
Shares Issued in reinvestment
 of distributions                   162,094       2,793,025      144,965       3,263,710      299,952      4,263,114
Less Shares Redeemed             (3,009,049)    (52,961,546)  (1,509,977)    (33,817,555)  (2,397,904)   (33,741,685)
                                 -----------------------------------------------------------------------------------
Increase                         12,687,524   $ 225,065,151   12,522,475   $ 284,128,940    2,678,169   $ 38,385,860
                                 -----------------------------------------------------------------------------------
I SHARES
Shares Sold                         609,751   $  10,366,091      625,565   $  13,876,366      724,190   $ 10,165,571
Shares Issued in reinvestment
 of distributions                     8,130         134,136        5,267         115,167       92,057      1,284,062
Less Shares Redeemed               (274,902)     (4,636,001)     (41,154)       (880,643)    (308,955)    (4,240,347)
                                 -----------------------------------------------------------------------------------
Increase                            342,979   $   5,864,226      589,678   $  13,110,890      507,292   $  7,209,286
                                 -----------------------------------------------------------------------------------
Total Increase                   33,655,016   $ 606,911,416   36,385,229   $ 834,731,298   14,161,389   $200,699,541
                                 -----------------------------------------------------------------------------------

                                         GROWTH FUND
                                 ----------------------------
YEAR ENDED MARCH 31, 2003          SHARES         DOLLARS
-------------------------------  ----------------------------
A SHARES
Shares Sold                       51,653,151   $1,729,718,943
Shares Issued in reinvestment
 of distributions                         --               --
Less Shares Redeemed             (23,122,495)    (757,422,176)
                                 ----------------------------
Increase                          28,530,656   $  972,296,767
                                 ----------------------------
B SHARES
Shares Sold                        5,197,077   $  185,030,653
Shares Issued in reinvestment
 of distributions                         --               --
Less Shares Redeemed                (963,641)     (32,720,159)
                                 ----------------------------
Increase                           4,233,436   $  152,310,494
                                 ----------------------------
C SHARES
Shares Sold                       12,852,705   $  426,241,559
Shares Issued in reinvestment
 of distributions                         --               --
Less Shares Redeemed              (2,954,457)     (93,708,978)
                                 ----------------------------
Increase                           9,898,248   $  332,532,581
                                 ----------------------------
I SHARES
Shares Sold                        1,191,353   $   43,440,735
Shares Issued in reinvestment
 of distributions                         --               --
Less Shares Redeemed                 (12,393)        (419,900)
                                 ----------------------------
Increase                           1,178,960   $   43,020,835
                                 ----------------------------
Total Increase                    43,841,300   $1,500,160,677
                                 ----------------------------

                                        GLOBAL GROWTH
                                       AND INCOME FUND                    HIGH YIELD FUND                  MID CAP VALUE FUND
                                 ----------------------------       ----------------------------       --------------------------
YEAR ENDED MARCH 31, 2003          SHARES          DOLLARS            SHARES          DOLLARS           SHARES          DOLLARS
---------------------------------------------------------------------------------------------------------------------------------
A SHARES
Shares Sold                       4,172,656      $ 26,750,436        5,263,227      $ 48,821,257       1,190,568      $ 9,684,666
Shares Issued in reinvestment
 of distributions                     6,528            43,210           96,071           886,394              --               --
Less Shares Redeemed             (2,597,880)      (16,475,911)      (1,359,681)      (12,663,862)        (92,330)        (733,987)
                                 ------------------------------------------------------------------------------------------------
Increase                          1,581,304      $ 10,317,735        3,999,617      $ 37,043,789       1,098,238      $ 8,950,679
                                 ------------------------------------------------------------------------------------------------
B SHARES
Shares Sold                         573,989      $  3,979,485        1,330,036      $ 12,701,959          79,037      $   657,033
Shares Issued in reinvestment
 of distributions                       510             3,587           14,676           139,203              --               --
Less Shares Redeemed               (282,425)       (1,925,996)        (101,918)         (954,068)        (13,111)        (102,704)
                                 ------------------------------------------------------------------------------------------------
Increase                            292,074      $  2,057,076        1,242,794      $ 11,887,094          65,926      $   554,329
                                 ------------------------------------------------------------------------------------------------
C SHARES
Shares Sold                       1,429,964      $  9,270,446        3,078,589      $ 29,296,313         161,564      $ 1,339,879
Shares Issued in reinvestment
 of distributions                     2,109            14,019           45,037           424,789              --               --
Less Shares Redeemed               (231,103)       (1,475,462)        (386,478)       (3,657,604)        (47,234)        (394,180)
                                 ------------------------------------------------------------------------------------------------
Increase                          1,200,970      $  7,809,003        2,737,148      $ 26,063,498         114,330      $   945,699
                                 ------------------------------------------------------------------------------------------------
I SHARES
Shares Sold                         897,103      $  5,733,514          255,075      $  2,328,920         175,293      $ 1,325,203
Shares Issued in reinvestment
 of distributions                       467             3,078            8,028            74,100              --               --
Less Shares Redeemed               (805,666)       (5,172,399)         (26,581)         (251,558)         (2,324)         (17,956)
                                 ------------------------------------------------------------------------------------------------
Increase                             91,904      $    564,193          236,522      $  2,151,462         172,969      $ 1,307,247
                                 ------------------------------------------------------------------------------------------------
Total Increase                    3,166,252      $ 20,748,007        8,216,081      $ 77,145,843       1,451,463      $11,757,954
                                 ------------------------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

                                    CONVERTIBLE FUND         GROWTH AND INCOME FUND        MARKET NEUTRAL FUND       GROWTH FUND
                                -------------------------   -------------------------   --------------------------   ----------
YEAR ENDED MARCH 31, 2002         SHARES       DOLLARS        SHARES       DOLLARS        SHARES        DOLLARS        SHARES
-------------------------------------------------------------------------------------------------------------------------------
A SHARES
Shares Sold                     11,081,837   $207,818,965    7,935,241   $187,745,402    21,509,060   $294,023,017   28,592,228
Shares Issued in reinvestment
 of distributions                  415,702      7,671,972      156,416      3,653,172       354,283      4,825,420           --
Less Shares Redeemed            (2,316,283)   (43,560,717)  (1,503,599)   (35,311,413)   (5,056,651)   (69,277,136)  (5,093,044)
                                -----------------------------------------------------------------------------------------------
Increase                         9,181,256   $171,930,220    6,588,058   $156,087,161    16,806,692   $229,571,301   23,499,184
                                -----------------------------------------------------------------------------------------------
B SHARES
Shares Sold                      3,575,512   $ 75,135,608    2,471,146   $ 64,258,726     3,273,672   $ 46,162,649    3,239,192
Shares Issued in reinvestment
 of distributions                   34,136        706,002       14,046        362,546        25,675        361,380        1,213
Less Shares Redeemed              (151,584)    (3,134,966)    (108,828)    (2,774,822)     (216,444)    (3,059,619)    (131,252)
                                -----------------------------------------------------------------------------------------------
Increase                         3,458,064   $ 72,706,644    2,376,364   $ 61,846,450     3,082,903   $ 43,464,410    3,109,153
                                -----------------------------------------------------------------------------------------------
C SHARES
Shares Sold                      7,801,389   $147,831,073    3,888,771   $ 92,640,582    11,289,533   $156,035,814    8,227,443
Shares Issued in reinvestment
 of distributions                  158,006      2,941,327       29,296        698,594        67,038        924,179        3,299
Less Shares Redeemed            (1,159,842)   (21,783,639)    (291,942)    (6,920,215)     (744,230)   (10,285,640)    (648,138)
                                -----------------------------------------------------------------------------------------------
Increase                         6,799,553   $128,988,761    3,626,125   $ 86,418,961    10,612,341   $146,674,353    7,582,604
                                -----------------------------------------------------------------------------------------------
I SHARES
Shares Sold                        551,469   $  9,868,180        2,187   $     50,376     1,770,057   $ 23,900,020        1,689
Shares Issued in reinvestment
 of distributions                   16,398        291,975        4,518        103,354        61,967        837,187        4,348
Less Shares Redeemed              (184,885)    (3,345,894)          --             --    (1,103,367)   (14,973,377)          --
                                -----------------------------------------------------------------------------------------------
Increase                           382,982   $  6,814,261        6,705   $    153,730       728,657   $  9,763,830        6,037
                                -----------------------------------------------------------------------------------------------
Total Increase                  19,821,855   $380,439,886   12,597,252   $304,506,302    31,230,593   $429,473,894   34,196,978
                                -----------------------------------------------------------------------------------------------

                               GROWTH FUND
                                --------------
YEAR ENDED MARCH 31, 2002          DOLLARS
------------------------------  --------------
A SHARES
Shares Sold                     $1,060,209,672
Shares Issued in reinvestment
 of distributions                           --
Less Shares Redeemed              (186,507,593)
                                --------------
Increase                        $  873,702,079
                                --------------
B SHARES
Shares Sold                     $  127,670,500
Shares Issued in reinvestment
 of distributions                       49,789
Less Shares Redeemed                (4,956,985)
                                --------------
Increase                        $  122,763,304
                                --------------
C SHARES
Shares Sold                     $  301,527,270
Shares Issued in reinvestment
 of distributions                      126,046
Less Shares Redeemed               (23,201,890)
                                --------------
Increase                        $  278,451,426
                                --------------
I SHARES
Shares Sold                     $       68,672
Shares Issued in reinvestment
 of distributions                      176,023
Less Shares Redeemed                        --
                                --------------
Increase                        $      244,695
                                --------------
Total Increase                  $1,275,161,504
                                --------------

                                           GLOBAL GROWTH
                                          AND INCOME FUND                   HIGH YIELD FUND                 MID CAP VALUE FUND
                                     -------------------------         --------------------------         -----------------------
YEAR ENDED MARCH 31, 2002             SHARES         DOLLARS            SHARES          DOLLARS           SHARES        DOLLARS
---------------------------------------------------------------------------------------------------------------------------------
A SHARES
Shares Sold                           458,173      $ 3,177,421           514,958      $ 4,990,089         114,190      $1,127,936
Shares Issued in reinvestment of
 distributions                         59,601          408,052            20,383          194,758              --              --
Less Shares Redeemed                 (243,931)      (1,668,091)          (56,889)        (551,533)             --              --
                                     --------------------------------------------------------------------------------------------
Increase                              273,843      $ 1,917,382           478,452      $ 4,633,314         114,190      $1,127,936
                                     --------------------------------------------------------------------------------------------
B SHARES
Shares Sold                            90,319      $   674,404           201,959      $ 1,984,754           5,543      $   54,893
Shares Issued in reinvestment of
 distributions                            828            6,081               820            8,031              --              --
Less Shares Redeemed                   (6,543)         (49,148)           (6,838)         (68,304)             --              --
                                     --------------------------------------------------------------------------------------------
Increase                               84,604      $   631,337           195,941      $ 1,924,481           5,543      $   54,893
                                     --------------------------------------------------------------------------------------------
C SHARES
Shares Sold                           318,329      $ 2,247,124           387,253      $ 3,835,116           7,007      $   68,279
Shares Issued in reinvestment of
 distributions                          7,419           51,772             1,186           11,765              --              --
Less Shares Redeemed                  (51,487)        (352,549)          (27,482)        (269,534)           (463)         (4,493)
                                     --------------------------------------------------------------------------------------------
Increase                              274,261      $ 1,946,347           360,957      $ 3,577,347           6,544      $   63,786
                                     --------------------------------------------------------------------------------------------
I SHARES
Shares Sold                             1,025      $     7,000               103      $     1,000             102      $    1,000
Shares Issued in reinvestment of
 distributions                          3,707           25,248                 1                9              --              --
Less Shares Redeemed                       --               --                --               --              --              --
                                     --------------------------------------------------------------------------------------------
Increase                                4,732      $    32,248               104      $     1,009             102      $    1,000
                                     --------------------------------------------------------------------------------------------
Total Increase                        637,440      $ 4,527,314         1,035,454      $10,136,151         126,379      $1,247,615
                                     --------------------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

CALAMOS CONVERTIBLE FUND

       SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS
FOLLOWS:

                                                              Class A                                        Class B
                                      -------------------------------------------------------    --------------------------------
                                                                                                                        Sept. 11,
                                                                                                     Year Ended           2000
                                                       Year Ended March 31,                           March 31,          through
                                      -------------------------------------------------------    -------------------    March 31,
                                        2003        2002        2001        2000       1999        2003       2002        2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $  18.85    $  19.14    $  22.74    $  17.14    $ 17.43    $  21.10    $ 21.35     $ 23.03
Income from investment operations:
 Net investment income                    0.60        0.52        0.51        0.43       0.41        0.50       0.40        0.15
 Net realized and unrealized gain
 (loss) on investments                   (2.04)       0.12       (1.14)       5.98       0.09       (2.26)      0.16       (1.56)
                                      --------    --------    --------    --------    -------    --------    -------     -------
 Total from investment operations        (1.44)       0.64       (0.63)       6.41       0.50       (1.76)      0.56       (1.41)
---------------------------------------------------------------------------------------------------------------------------------
Capital contribution from Advisor           --          --        0.03          --         --          --         --        2.61
Less distributions:
 Dividends from net investment
 income                                  (0.26)      (0.62)      (0.56)      (0.44)     (0.41)      (0.16)     (0.50)      (0.17)
 Dividends from net realized capital
 gains                                      --       (0.31)      (2.41)      (0.37)     (0.38)         --      (0.31)      (0.10)
 Distributions from capital
 contributions                              --          --       (0.03)         --         --          --         --       (2.61)
                                      --------    --------    --------    --------    -------    --------    -------     -------
 Total distributions                     (0.26)      (0.93)      (3.00)      (0.81)     (0.79)      (0.16)     (0.81)      (2.88)
---------------------------------------------------------------------------------------------------------------------------------
Net assets value, end of period       $  17.15    $  18.85    $  19.14    $  22.74    $ 17.14    $  19.18    $ 21.10     $ 21.35
---------------------------------------------------------------------------------------------------------------------------------
Total Return(a)(b)                        (7.6)%       3.6%       (3.2)%      38.1%       3.2%       (8.3)%      2.7%        5.3%
---------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
 Net assets, end of period (000)      $550,035    $313,223    $142,293    $100,589    $67,456    $177,823    $86,451     $13,628
 Ratio of net expenses to average
 net assets                                1.2%        1.2%        1.2%        1.4%       1.4%        2.0%       2.0%        1.9%*
 Ratio of net investment income to
 average net assets                        3.8%        2.7%        2.5%        2.3%       2.6%        3.0%       1.9%        1.8%*
 Ratio of gross expenses to average
 net assets prior to waiver and
 absorption of expenses by the
 advisor                                   1.2%        1.2%        1.2%        1.4%       1.4%        2.0%       2.0%        2.7%*
---------------------------------------------------------------------------------------------------------------------------------

                                                                             Year Ended March 31,
                                                            -------------------------------------------------------
                                                              2003        2002        2001        2000       1999
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                         35.6%       37.0%       92.6%       90.9%      78.2%
---------------------------------------------------------------------------------------------------------------------

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b) In March 2001, the Fund's total return includes the capital contribution by the Advisor. Excluding this item, total return would have been -3.4%, -6.2% -4.0%, and -3.1% for Class A, Class B, Class C and Class I shares, respectively.
 * Annualized
**  Amounts are less than $0.01 per share.

                               Class C                                                        Class I
    -------------------------------------------------------------   -----------------------------------------------------------
                        Year Ended March 31,                                           Year Ended March 31,
    -------------------------------------------------------------   -----------------------------------------------------------
      2003          2002         2001         2000         1999      2003         2002         2001         2000         1999
-------------------------------------------------------------------------------------------------------------------------------
    $  18.94      $  19.23      $ 22.62      $ 17.07      $ 17.38   $ 18.13      $ 18.44      $ 22.82      $ 17.21      $ 17.47
        0.47          0.36         0.34         0.35         0.31      0.66         0.54         0.59         0.55         0.50
       (2.05)         0.15        (1.12)        5.93         0.11     (2.01)        0.13        (1.12)        5.98         0.09
    --------      --------      -------      -------      -------   -------      -------      -------      -------      -------
       (1.58)         0.51        (0.78)        6.28         0.42     (1.35)        0.67        (0.53)        6.53         0.59
-------------------------------------------------------------------------------------------------------------------------------
          --            --         0.18           --           --        --           --         0.00**         --           --
       (0.17)        (0.49)       (0.34)       (0.36)       (0.35)    (0.29)       (0.67)       (0.67)       (0.55)       (0.47)
          --         (0.31)       (2.27)       (0.37)       (0.38)       --        (0.31)       (3.18)       (0.37)       (0.38)
          --            --        (0.18)          --           --        --           --        (0.00)**        --           --
    --------      --------      -------      -------      -------   -------      -------      -------      -------      -------
       (0.17)        (0.80)       (2.79)       (0.73)       (0.73)    (0.29)       (0.98)       (3.85)       (0.92)       (0.85)
-------------------------------------------------------------------------------------------------------------------------------
    $  17.19      $  18.94      $ 19.23      $ 22.62      $ 17.07   $ 16.49      $ 18.13      $ 18.44      $ 22.82      $ 17.21
-------------------------------------------------------------------------------------------------------------------------------
        (8.3)%         2.8%        (3.1)%       37.4%         2.7%     (7.4)%        3.8%        (3.1)%       38.8%         3.7%
-------------------------------------------------------------------------------------------------------------------------------
    $422,336      $225,058      $97,784      $58,679      $30,843   $38,852      $36,499      $30,069      $37,827      $34,725
         2.0%          2.0%         1.9%         1.9%         1.9%      1.0%         1.0%         0.9%         0.9%         0.9%
         3.0%          1.9%         1.8%         1.8%         2.1%      4.0%         2.9%         2.8%         2.8%         3.1%
         2.0%          2.0%         2.0%         1.9%         1.9%      1.0%         1.0%         0.9%         0.9%         0.9%
-------------------------------------------------------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

CALAMOS GROWTH & INCOME FUND

       SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS
FOLLOWS:

                                                                  Class A
                                           -----------------------------------------------------
                                                           Year Ended March 31,
                                           -----------------------------------------------------
                                             2003        2002       2001       2000       1999
------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  23.95    $  23.26    $ 28.29    $ 18.22    $ 18.59
Income from investment operations:
 Net investment income                         0.66        0.50       0.61       0.40       0.39
 Net realized and unrealized gain
 (loss)
  on investments                              (1.83)       0.98      (2.29)     10.34       0.79
                                           --------    --------    -------    -------    -------
 Total from investment operations             (1.17)       1.48      (1.68)     10.74       1.18
------------------------------------------------------------------------------------------------
Capital contribution from Advisor                --          --         --         --         --
Less distributions:
 Dividends from net investment income         (0.48)      (0.58)     (0.62)     (0.39)     (0.39)
 Dividends from net realized capital
 gains                                           --       (0.21)     (2.73)     (0.28)     (1.16)
 Distributions from capital
 contributions                                   --          --         --         --         --
                                           --------    --------    -------    -------    -------
 Total distributions                          (0.48)      (0.79)     (3.35)     (0.67)     (1.55)
------------------------------------------------------------------------------------------------
Net assets value, end of period            $  22.30    $  23.95    $ 23.26    $ 28.29    $ 18.22
------------------------------------------------------------------------------------------------
Total Return(a)(b)                             (4.9)%       6.5%      (6.8)%     59.8%       6.9%
------------------------------------------------------------------------------------------------
Ratios and supplemental data:
 Net assets, end of period (000)           $609,838    $242,624    $82,362    $45,440    $18,981
 Ratio of net expenses to average net
 assets                                         1.3%        1.3%       1.4%       1.7%       2.0%
 Ratio of net investment income to
 average net assets                             3.3%        2.2%       2.6%       1.8%       2.3%
 Ratio of gross expenses to average net
 assets prior to waiver and absorption
 of expenses by the advisor                     1.3%        1.3%       1.4%       1.7%       2.0%
------------------------------------------------------------------------------------------------

                                                    Class B
                                         -----------------------------
                                             Year Ended March 31,
                                         -----------------------------
                                           2003       2002       2001
---------------------------------------  -----------------------------
Net asset value, beginning of period     $  26.36    $ 25.57    $28.43
Income from investment operations:
 Net investment income                       0.54       0.36      0.13
 Net realized and unrealized gain
 (loss)
  on investments                            (2.01)      1.08     (2.77)
                                         --------    -------    ------
 Total from investment operations           (1.47)      1.44     (2.64)
------------------------------------------------------------------------------------------------
Capital contribution from Advisor              --         --      2.91
Less distributions:
 Dividends from net investment income       (0.32)     (0.44)    (0.12)
 Dividends from net realized capital
 gains                                         --      (0.21)    (0.10)
 Distributions from capital
 contributions                                 --         --     (2.91)
                                         --------    -------    ------
 Total distributions                        (0.32)     (0.65)    (3.13)
------------------------------------------------------------------------------------------------
Net assets value, end of period          $  24.57    $ 26.36    $25.57
------------------------------------------------------------------------------------------------
Total Return(a)(b)                           (5.6)%      5.7%      1.0%
------------------------------------------------------------------------------------------------
Ratios and supplemental data:
 Net assets, end of period (000)         $212,764    $68,757    $5,923
 Ratio of net expenses to average net
 assets                                       2.0%       2.1%      2.1%*
 Ratio of net investment income to
 average net assets                           2.6%       1.4%      1.8%*
 Ratio of gross expenses to average net
 assets prior to waiver and absorption
 of expenses by the advisor                   2.0%       2.1%      2.3%*
------------------------------------------------------------------------------------------------

                                                                               Year Ended March 31,
                                                               -----------------------------------------------------
                                                                 2003        2002       2001       2000       1999
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                            27.1%       39.7%      81.6%     116.5%      87.5%
---------------------------------------------------------------------------------------------------------------------------------

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.

(b) In March 2001, the Fund's total return includes the capital contribution by the Advisor. Excluding this item, total return would have been -6.8%, -9.3% -7.5%, and -6.6% for Class A, Class B, Class C and Class I shares, respectively.
 * Annualized
** Amounts are less than $0.01 per share.

                                Class C
      -----------------------------------------------------------
                         Year Ended March 31,
      -----------------------------------------------------------
        2003          2002         2001         2000        1999
      -----------------------------------------------------------
      $  24.16      $  23.47      $ 27.99      $18.07      $18.48
          0.51          0.31         0.37        0.33        0.28
         (1.86)         1.01        (2.25)      10.18        0.82
      --------      --------      -------      ------      ------
         (1.35)         1.32        (1.88)      10.51        1.10
      -----------------------------------------------------------
            --            --         0.42          --          --
         (0.34)        (0.42)       (0.35)      (0.31)      (0.34)
            --         (0.21)       (2.29)      (0.28)      (1.17)
            --            --        (0.42)         --          --
      --------      --------      -------      ------      ------
         (0.34)        (0.63)       (3.06)      (0.59)      (1.51)
      -----------------------------------------------------------
      $  22.47      $  24.16      $ 23.47      $27.99      $18.07
      -----------------------------------------------------------
          (5.6)%         5.8%        (5.8)%      58.9%        6.5%
      -----------------------------------------------------------
      $386,101      $112,633      $24,311      $7,302      $2,676
           2.0%          2.1%         2.1%        2.2%        2.4%
           2.6%          1.4%         1.8%        1.3%        1.9%
           2.0%          2.1%         2.3%        2.2%        2.4%
      -----------------------------------------------------------

                                        Class I
      --------  -------------------------------------------------------
                                 Year Ended March 31,
      --------  -------------------------------------------------------
        2003     2003         2002        2001        2000        1999
      --------  -------------------------------------------------------
      $  24.16  $ 23.54      $22.87      $28.44      $18.30      $18.61
          0.51     0.65        0.57        0.73        0.51        0.54
         (1.86    (1.75)       0.94       (2.32)      10.38        0.75
      --------  -------      ------      ------      ------      ------
         (1.35    (1.10)       1.51       (1.59)      10.89        1.29
      -----------------------------------------------------------
            --       --          --        0.00**        --          --
         (0.34    (0.53)      (0.63)      (0.76)      (0.47)      (0.43)
            --       --       (0.21)      (3.22)      (0.28)      (1.17)
            --       --          --       (0.00)**       --          --
      --------  -------      ------      ------      ------      ------
         (0.34    (0.53)      (0.84)      (3.98)      (0.75)      (1.60)
      -----------------------------------------------------------
      $  22.47  $ 21.91      $23.54      $22.87      $28.44      $18.30
      -----------------------------------------------------------
          (5.6     (4.7)%       6.8%       (6.6)%      60.5%        7.5%
      -----------------------------------------------------------
      $386,101  $15,670      $2,956      $2,719      $3,171      $1,976
           2.0      1.0%        1.1%        1.1%        1.2%        1.3%
           2.6      3.6%        2.4%        2.8%        2.3%        2.9%
           2.0      1.0%        1.1%        1.1%        1.2%        1.3%
      -----------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

CALAMOS MARKET NEUTRAL FUND

       SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS
FOLLOWS:

                                                                Class A
                                          ----------------------------------------------------

                                                          Year Ended March 31,
                                          ----------------------------------------------------
                                            2003        2002       2001       2000       1999
----------------------------------------------------------------------------------------------
Net asset value, beginning of period      $  13.72    $  13.34    $ 13.00    $ 11.72    $11.91
Income from investment operations:
 Net investment income                        0.50        0.36       0.51       0.41      0.32
 Net realized and unrealized gain (loss)
 on investments                               0.46        0.41       0.58       1.54      0.67
                                          --------    --------    -------    -------    ------
 Total from investment operations             0.96        0.77       1.09       1.95      0.99
----------------------------------------------------------------------------------------------
Capital contribution from Advisor               --          --       0.01         --        --
Less distributions:
 Dividends from net investment income        (0.54)      (0.37)     (0.51)     (0.41)    (0.32)
 Dividends from net realized capital
 gains                                       (0.00)**    (0.02)     (0.24)     (0.26)    (0.86)
 Distributions from capital
 contributions                                  --          --      (0.01)        --        --
                                          --------    --------    -------    -------    ------
 Total distributions                         (0.54)      (0.39)     (0.76)     (0.67)    (1.18)
----------------------------------------------------------------------------------------------
Net assets value, end of period           $  14.14    $  13.72    $ 13.34    $ 13.00    $11.72
----------------------------------------------------------------------------------------------
Total Return(a)(c)                             7.1%        5.8%       8.6%      17.1%      8.7%
----------------------------------------------------------------------------------------------
Ratios and supplemental data:
 Net assets, end of period (000)          $463,466    $306,524    $73,817    $14,224    $2,089
 Ratio of net expenses to average net
 assets(b)                                     1.5%        1.3%       1.5%       2.0%      2.1%
 Ratio of net investment income to
 average net assets                            3.7%        3.1%       5.0%       3.9%      3.1%
 Ratio of gross expenses to average net
 assets prior to waiver and absorption
 of expenses by the advisor                    1.5%        1.3%       1.5%       4.9%      6.4%
----------------------------------------------------------------------------------------------

                                                      Class B
                                          -------------------------------
                                                                Sept. 11,
                                              Year Ended          2000
                                              March 31,          through
                                          ------------------    March 31,
                                           2003       2002        2001
----------------------------------------  -------------------------------
Net asset value, beginning of period      $ 14.16    $ 13.78     $13.63
Income from investment operations:
 Net investment income                       0.42       0.28       0.14
 Net realized and unrealized gain (loss)
 on investments                              0.46       0.41       0.16
                                          -------    -------     ------
 Total from investment operations            0.88       0.69       0.30
----------------------------------------------------------------------------------------------
Capital contribution from Advisor              --         --       0.51
Less distributions:
 Dividends from net investment income       (0.44)     (0.29)     (0.14)
 Dividends from net realized capital
 gains                                      (0.00)**   (0.02)     (0.01)
 Distributions from capital
 contributions                                 --         --      (0.51)
                                          -------    -------     ------
 Total distributions                        (0.44)     (0.31)     (0.66)
----------------------------------------------------------------------------------------------
Net assets value, end of period           $ 14.60    $ 14.16     $13.78
----------------------------------------------------------------------------------------------
Total Return(a)(c)                            6.3%       5.1%       6.0%
----------------------------------------------------------------------------------------------
Ratios and supplemental data:
 Net assets, end of period (000)          $55,186    $45,804     $2,108
 Ratio of net expenses to average net
 assets(b)                                    2.3%       2.1%       2.3%*
 Ratio of net investment income to
 average net assets                           2.9%       2.3%       4.3%*
 Ratio of gross expenses to average net
 assets prior to waiver and absorption
 of expenses by the advisor                   2.3%       2.1%       2.3%*
----------------------------------------------------------------------------------------------

                                                                              Year Ended March 31,
                                                              ----------------------------------------------------
                                                                2003        2002       2001       2000       1999
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                          116.9%      160.7%     264.9%     266.0%    192.9%
--------------------------------------------------------------------------------------------------------------------

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.

(b) Includes 0.3%, 0.1% 0.1%, 0.1%, and 0.1%, for the years 2003, 2002, 2001,
    2000, and 1999 respectively, related to dividend expense on short positions.

(c) In March 2001, the Fund's total return includes the capital contribution by the Advisor. Excluding this item, total return would have been 8.6%, 2.2%, 7.8% and 9.1%, for Class A, Class B, Class C and Class I shares, respectively.
 *  Annualized

**  Amounts are less than $0.01.

                 Class C                                  Class I
------------------------------------------   ---------------------------------
                                 Feb. 16,                             May 10,
                                   2000                                2000
     Year Ended March 31,         through    Year Ended March 31,     through
------------------------------   March 31,   ---------------------   March 31,
  2003       2002       2001       2000        2003        2002        2001
------------------------------------------------------------------------------
$  13.87   $  13.50   $  13.01    $12.82      $ 13.63     $ 13.25     $ 12.97
    0.41       0.28       0.46      0.04         0.54        0.45        0.58
    0.46       0.40       0.54      0.22         0.46        0.35        0.58
--------   --------   --------    ------      -------     -------     -------
    0.87       0.68       1.00      0.26         1.00        0.80        1.16
------------------------------------------------------------------------------
      --         --       0.18        --           --          --          --
   (0.45)     (0.29)     (0.37)    (0.07)       (0.58)      (0.40)      (0.59)
   (0.00)**    (0.02)    (0.14)       --        (0.00)**    (0.02)      (0.29)
      --         --      (0.18)       --           --          --          --
--------   --------   --------    ------      -------     -------     -------
   (0.45)     (0.31)     (0.69)    (0.07)       (0.58)      (0.42)      (0.88)
------------------------------------------------------------------------------
$  14.29   $  13.87   $  13.50    $13.01      $ 14.05     $ 13.63     $ 13.25
------------------------------------------------------------------------------
     6.3%       5.1%       9.3%      2.0%         7.4%        6.1%        9.1%
------------------------------------------------------------------------------
$204,105   $160,940   $ 13,438    $  207      $39,257     $31,177     $20,665
     2.3%       2.1%       2.3%      2.5%*        1.3%        1.1%        1.3%*
     2.9%       2.3%       4.3%      3.2%*        3.9%        3.3%        5.3%*
     2.3%       2.1%       2.6%      4.0%*        1.3%        1.1%        1.3%*
------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

CALAMOS GROWTH FUND

       SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS
FOLLOWS:

                                                           Class A
                                  ----------------------------------------------------------

                                                     Year Ended March 31,
                                  ----------------------------------------------------------
                                     2003          2002         2001       2000       1999
--------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                           $    37.64    $    37.04    $  48.17    $ 23.51    $ 20.06
Income from investment
 operations:
Net investment income                  (0.37)**      (0.41)**    (0.27)**   (0.56)     (0.30)
 Net realized and unrealized
  gain (loss) on investments           (5.59)         1.01       (5.87)     28.35       3.75
                                  ----------    ----------    --------    -------    -------
 Total from investment
  operations                           (5.96)         0.60       (6.14)     27.79       3.45
--------------------------------------------------------------------------------------------
Capital contribution from
 Advisor                                  --            --          --         --         --
Less distributions:
 Dividends from net realized
  capital gains                           --            --       (4.99)     (3.13)        --
 Distributions from capital
  contributions                           --            --          --         --         --
                                  ----------    ----------    --------    -------    -------
 Total distributions                      --            --       (4.99)     (3.13)        --
--------------------------------------------------------------------------------------------
Net assets value, end of period   $    31.68    $    37.64    $  37.04    $ 48.17    $ 23.51
--------------------------------------------------------------------------------------------
Total Return(a)(b)                     (15.8)%         1.6%      (14.2)%    123.4%      17.2%
--------------------------------------------------------------------------------------------
Ratios and supplemental data:
 Net assets, end of period (000)  $1,768,431    $1,027,091    $140,353    $40,102    $13,553
 Ratio of net expenses to
  average net assets                     1.4%          1.5%        1.5%       2.0%       2.0%
 Ratio of net investment income
  to average net assets                 (1.1)%        (1.1)%      (0.7)%     (1.7)%     (1.6)%
 Ratio of gross expenses to
  average net assets prior to
  waiver and absorption of
  expenses by the advisor                1.4%          1.5%        1.5%       2.4%       2.4%
--------------------------------------------------------------------------------------------

                                               Class B
                                  ---------------------------------
                                                          Sept. 11,
                                       Year Ended           2000
                                       March 31,           through
                                  --------------------    March 31,
                                    2003        2002        2001
--------------------------------  ---------------------------------
Net asset value, beginning of
 period                           $  39.79    $  39.45     $50.67
Income from investment
 operations:
Net investment income                (0.65)**    (0.47)**   (0.31)**
 Net realized and unrealized
  gain (loss) on investments         (5.90)       0.81     (10.02)
                                  --------    --------     ------
 Total from investment
  operations                         (6.55)       0.34     (10.33)
-------------------------------------------------------------------------------
Capital contribution from
 Advisor                                --          --       3.77
Less distributions:
 Dividends from net realized
  capital gains                         --          --      (0.89)
 Distributions from capital
  contributions                         --          --      (3.77)
                                  --------    --------     ------
 Total distributions                    --          --      (4.66)
------------------------------------------------------------------------------------------
Net assets value, end of period   $  33.24    $  39.79     $39.45
--------------------------------------------------------------------------------------------
Total Return(a)(b)                   (16.5)%       0.9%     (13.0)%
--------------------------------------------------------------------------------------------
Ratios and supplemental data:
 Net assets, end of period (000)  $250,121    $130,934     $7,158
 Ratio of net expenses to
  average net assets                   2.2%        2.3%       2.2%*
 Ratio of net investment income
  to average net assets               (1.9)%      (1.9)%     (1.4)%*
 Ratio of gross expenses to
  average net assets prior to
  waiver and absorption of
  expenses by the advisor              2.2%        2.3%       3.4%*
--------------------------------------------------------------------------------------------

                                                                            Year Ended March 31,
                                                         ----------------------------------------------------------
                                                            2003          2002         2001       2000       1999
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        60.5%         78.8%       90.9%     175.3%     184.3%
---------------------------------------------------------------------------------------------------------------------

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b) In March 2001, the Fund's total return includes the capital contribution by the Advisor. Excluding this item, total return would have been -14.2% -20.6% -14.8%, and -13.9% for Class A, Class B, Class C and Class I shares, respectively.
 *  Annualized
**  Net investment income allocated based on average shares method.

                            Class C
---------------------------------------------------------------
                       Year Ended March 31,
    -----------------------------------------------------------
      2003          2002         2001         2000        1999
---------------------------------------------------------------
    $  37.03      $  36.72      $ 47.16      $23.18      $19.85
       (0.61)**      (0.68)**     (0.56)**    (1.55)      (0.11)
       (5.48)         0.99        (5.82)      28.66        3.44
    --------      --------      -------      ------      ------
       (6.09)         0.31        (6.38)      27.11        3.33
---------------------------------------------------------------
          --            --         0.61          --          --
          --            --        (4.06)      (3.13)         --
          --            --        (0.61)         --          --
    --------      --------      -------      ------      ------
          --            --        (4.67)      (3.13)         --
---------------------------------------------------------------
    $  30.94      $  37.03      $ 36.72      $47.16      $23.18
---------------------------------------------------------------
       (16.5)%         0.8%       (13.4)%     122.2%       16.8%
---------------------------------------------------------------
    $585,040      $333,734      $52,463      $6,017      $  308
         2.2%          2.3%         2.2%        2.5%        2.5%
        (1.9)%        (1.9)%       (1.4)%      (2.2)%      (2.1)%
         2.2%          2.3%         2.5%        3.0%        3.0%
---------------------------------------------------------------

                             Class I
---  -------------------------------------------------------
                      Year Ended March 31,
     -------------------------------------------------------
      2003         2002        2001        2000        1999
---  -------------------------------------------------------
     $ 39.56      $38.83      $48.73      $23.71      $20.12
       (0.30)**    (0.34)**    (0.18)**    (0.39)      (0.21)
       (5.88)       1.07       (6.10)      28.54        3.80
     -------      ------      ------      ------      ------
       (6.18)       0.73       (6.28)      28.15        3.59
---------------------------------------------------------------
          --          --        1.04          --          --
          --          --       (3.62)      (3.13)         --
          --          --       (1.04)         --          --
     -------      ------      ------      ------      ------
          --          --       (4.66)      (3.13)         --
---------------------------------------------------------------
     $ 33.38      $39.56      $38.83      $48.73      $23.71
---------------------------------------------------------------
       (15.6)%       1.9%      (11.6)%     123.9%       17.8%
---------------------------------------------------------------
     $45,620      $7,424      $7,053      $4,011      $1,792
         1.2%        1.3%        1.2%        1.5%        1.5%
        (0.9)%      (0.9)%      (0.4)%      (1.2)%      (1.1)%
         1.2%        1.3%        1.8%        1.9%        1.8%
---------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

CALAMOS GLOBAL GROWTH AND INCOME FUND

       SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS
FOLLOWS:

                                                                   Class A
                                              --------------------------------------------------

                                                             Year Ended March 31,
                                              --------------------------------------------------
                                               2003       2002       2001       2000       1999
------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $  6.89    $  7.12    $  9.24    $  6.61    $ 6.56
Income from investment operations:
 Net investment income                           0.46       0.18       0.15       0.05      0.02
 Net realized and unrealized gain (loss)
  on investments                                (1.06)     (0.15)     (1.12)      2.76      0.29
                                              -------    -------    -------    -------    ------
 Total from investment operations               (0.60)      0.03      (0.97)      2.81      0.31
------------------------------------------------------------------------------------------------
Capital contribution from Advisor                  --         --       0.01         --        --
Less distributions:
 Dividends from net investment income           (0.02)     (0.23)     (0.47)     (0.04)    (0.13)
 Dividends from net realized capital gains         --      (0.03)     (0.68)     (0.14)    (0.13)
 Distributions from capital contributions          --         --      (0.01)        --        --
                                              -------    -------    -------    -------    ------
 Total distributions                            (0.02)     (0.26)     (1.16)     (0.18)    (0.26)
------------------------------------------------------------------------------------------------
Net assets value, end of period               $  6.27    $  6.89    $  7.12    $  9.24    $ 6.61
------------------------------------------------------------------------------------------------
Total Return(a)(b)                               (8.7)%      0.5%     (11.2)%     42.7%      5.1%
------------------------------------------------------------------------------------------------
Ratios and supplemental data:
 Net assets, end of period (000)              $21,397    $12,611    $11,084    $11,520    $6,447
 Ratio of net expenses to average net
  assets                                          1.8%       1.8%       1.8%       2.0%      2.0%
 Ratio of net investment income to average
  net assets                                      5.2%       1.7%       1.7%       0.5%      1.3%
 Ratio of gross expenses to average net
  assets prior to waiver and absorption of
  expenses by the advisor                         2.4%       2.9%       2.9%       3.2%      3.2%
------------------------------------------------------------------------------------------------

                                                       Class B
                                            -----------------------------
                                                                Sept. 11,
                                               Year Ended         2000
                                               March 31,         through
                                            ----------------    March 31,
                                             2003      2002       2001
------------------------------------------  -----------------------------
Net asset value, beginning of period        $ 7.34    $ 7.58     $ 9.11
Income from investment operations:
 Net investment income                        0.31      0.20       0.26
 Net realized and unrealized gain (loss)
  on investments                             (1.00)    (0.21)     (1.31)
                                            ------    ------     ------
 Total from investment operations            (0.69)    (0.01)     (1.05)
------------------------------------------------------------------------------------------------
Capital contribution from Advisor               --        --       0.61
Less distributions:
 Dividends from net investment income        (0.02)    (0.20)     (0.38)
 Dividends from net realized capital gains      --     (0.03)     (0.10)
 Distributions from capital contributions       --        --      (0.61)
                                            ------    ------     ------
 Total distributions                         (0.02)    (0.23)     (1.09)
------------------------------------------------------------------------------------------------
Net assets value, end of period             $ 6.63    $ 7.34     $ 7.58
------------------------------------------------------------------------------------------------
Total Return(a)(b)                            (9.4)%    (0.1)%     (4.6)%
------------------------------------------------------------------------------------------------
Ratios and supplemental data:
 Net assets, end of period (000)            $2,522    $  648     $   28
 Ratio of net expenses to average net
  assets                                       2.5%      2.5%       2.5%*
 Ratio of net investment income to average
  net assets                                   4.5%      1.0%       1.0%*
 Ratio of gross expenses to average net
  assets prior to waiver and absorption of
  expenses by the advisor                      3.2%      3.7%       4.6%*
------------------------------------------------------------------------------------------------

                                                                       Year Ended March 31,
                                                        --------------------------------------------------
                                                         2003       2002       2001       2000       1999
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    59.5%      75.6%     111.4%      84.6%    106.3%
------------------------------------------------------------------------------------------------------------

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b) In March 2001, the Fund's total return includes the capital contribution by the Advisor. Excluding this item, total return would have been -11.3% -11.7% -11.9%, and -11.0% for Class A, Class B, Class C and Class I shares, respectively.
 *  Annualized

                    Class C
-----------------------------------------------
               Year Ended March 31,
    -------------------------------------------
     2003         2002        2001        2000
-----------------------------------------------
    $  6.95      $ 7.19      $ 9.14      $ 6.57
       0.39        0.20        0.11        0.02
      (1.04)      (0.22)      (1.14)       2.73
    -------      ------      ------      ------
      (0.65)      (0.02)      (1.03)       2.75
-----------------------------------------------
         --          --        0.12          --
      (0.02)      (0.19)      (0.36)      (0.04)
         --       (0.03)      (0.56)      (0.14)
         --          --       (0.12)         --
    -------      ------      ------      ------
      (0.02)      (0.22)      (1.04)      (0.18)
-----------------------------------------------
    $  6.28      $ 6.95      $ 7.19      $ 9.14
-----------------------------------------------
       (9.3)%      (0.3)%     (10.4)%      42.0%
-----------------------------------------------
    $11,426      $4,301      $2,477      $1,409
        2.5%        2.5%        2.5%        2.5%
        4.5%        1.0%        1.0%        0.0%
        3.2%        3.7%        3.9%        4.0%
-----------------------------------------------

     Class C                         Class I
---  ------   ------------------------------------------------------
     Year Ended March 31,      Year Ended March 31,
     ------   ------------------------------------------------------
      1999     2003        2002        2001        2000        1999
---  ---------------------------------------------------------------
     $ 6.53   $ 6.86      $ 7.09      $ 9.24      $ 6.63      $ 6.56
       0.01     0.52        0.16        0.19        0.08        0.03
       0.27    (1.09)      (0.11)      (1.13)       2.72        0.31
     ------   ------      ------      ------      ------      ------
       0.28    (0.57)       0.05       (0.94)       2.80        0.34
-----------------------------------------------
         --       --          --        0.01          --          --
      (0.11)   (0.02)      (0.25)      (0.50)      (0.05)      (0.14)
      (0.13)      --       (0.03)      (0.71)      (0.14)      (0.13)
         --       --          --       (0.01)         --          --
     ------   ------      ------      ------      ------      ------
      (0.24)   (0.02)      (0.28)      (1.22)      (0.19)      (0.27)
-----------------------------------------------
     $ 6.57   $ 6.27      $ 6.86      $ 7.09      $ 9.24      $ 6.63
-----------------------------------------------
        4.6%    (8.3)%       0.8%      (10.9)%      42.5%        5.6%
-----------------------------------------------
     $  729   $1,155      $  633      $  621      $  689      $  484
        2.5%     1.5%        1.5%        1.5%        1.5%        1.5%
        0.8%     5.5%        2.0%        2.0%        1.0%        1.8%
        4.0%     2.2%        2.7%        2.6%        2.4%        2.4%
-----------------------------------------------

                              FINANCIAL HIGHLIGHTS

CALAMOS HIGH YIELD FUND

       SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS
FOLLOWS:

                                                                                   Class A
                                                              -------------------------------------------------
                                                                                                       Aug. 1,
                                                                                                        1999
                                                                    Year Ended March 31,               through
                                                              ---------------------------------       March 31,
                                                               2003          2002         2001          2000
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  9.85       $ 9.55       $ 9.53        $10.00
Income from investment operations:
 Net investment income                                           0.48         0.54         0.64          0.33
 Net realized and unrealized gain (loss) on investments         (0.26)        0.29         0.02         (0.48)
                                                              -------       ------       ------        ------
  Total from investment operations                               0.22         0.83         0.66         (0.15)
---------------------------------------------------------------------------------------------------------------
Capital contribution from Advisor                                  --           --         0.00**          --
Less distributions:
 Dividends from net investment income                           (0.47)       (0.53)       (0.64)        (0.32)
 Distributions from capital contributions                          --           --        (0.00)**         --
                                                              -------       ------       ------        ------
  Total distributions                                           (0.47)       (0.53)       (0.64)        (0.32)
---------------------------------------------------------------------------------------------------------------
 Net assets value, end of period                              $  9.60       $ 9.85       $ 9.55        $ 9.53
---------------------------------------------------------------------------------------------------------------
Total Return(a)(b)                                                2.5%         9.0%         7.1%         (1.5)%
---------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
 Net assets, end of period (000)                              $45,265       $7,023       $2,243        $  728
 Ratio of net expenses to average net assets                      1.8%         1.8%         1.8%          2.0%*
 Ratio of net investment income to average net assets             7.0%         6.3%         7.6%          5.9*
 Ratio of gross expenses to average net assets prior to
  waiver and absorption of expenses by the advisor                2.0%         5.8%        12.4%         13.1*
---------------------------------------------------------------------------------------------------------------
                                                                                                       Aug. 1,
                                                                                                        1999
                                                                    Year Ended March 31,               Through
                                                              ---------------------------------       March 31,
                                                               2003          2002         2001          2000
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                          33.2%        36.7%        19.7%          1.6%*
---------------------------------------------------------------------------------------------------------------

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.

(b) In March 2001, the Fund's total return includes the capital contribution by the Advisor. Excluding this item, total return would have been 7.1%, 4.8% and 5.6% for Class A, Class B and Class C shares, respectively.
 *  Annualized
**  Amounts are less than $0.01 per share.

                  Class B                               Class C                         Class I
    -----------------------------------   -----------------------------------   -----------------------
                              Dec. 21,                              Dec. 21,                  March 1,
                                2000                                  2000                      2002
     Year Ended March 31,      through     Year Ended March 31,      through    Year Ended     through
    -----------------------   March 31,   -----------------------   March 31,    March 31,    March 31,
       2003         2002        2001         2003         2002        2001         2003         2002
-------------------------------------------------------------------------------------------------------
      $ 10.07      $ 9.77      $ 9.39       $ 10.04      $ 9.74      $ 9.39       $  9.84      $ 9.67
         0.45        0.47        0.07          0.47        0.46        0.18          0.61        0.06
        (0.28)       0.31        0.38         (0.31)       0.33        0.35         (0.37)       0.20
      -------      ------      ------       -------      ------      ------       -------      ------
         0.17        0.78        0.45          0.16        0.79        0.53          0.24        0.26
-------------------------------------------------------------------------------------------------------
           --          --        0.23            --          --        0.15            --          --
        (0.42)      (0.48)      (0.07)        (0.42)      (0.49)      (0.18)        (0.48)      (0.09)
           --          --       (0.23)           --          --       (0.15)           --          --
      -------      ------      ------       -------      ------      ------       -------      ------
        (0.42)      (0.48)      (0.30)        (0.42)      (0.49)      (0.33)        (0.48)      (0.09)
-------------------------------------------------------------------------------------------------------
      $  9.82      $10.07      $ 9.77       $  9.78      $10.04      $ 9.74       $  9.60      $ 9.84
-------------------------------------------------------------------------------------------------------
          1.9%        8.3%        7.3%          1.8%        8.4%        7.2%          2.8%        2.7%
-------------------------------------------------------------------------------------------------------
      $14,166      $2,014      $   40       $30,324      $3,636      $   11       $ 2,272      $    1
          2.5%        2.5%        2.5%*         2.5%        2.5%        2.5%*         1.5%        1.5%*
          6.3%        5.6%        6.8%*         6.3%        5.6%        6.8%*         7.3%        6.6%*
          2.7%        6.5%       13.1%*         2.7%        6.5%       13.1%*         1.7%        5.5%*
-------------------------------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

CALAMOS MID CAP VALUE FUND

       SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS
FOLLOWS:

                                        Class A                  Class B                  Class C                  Class I
                                 ----------------------   ----------------------   ----------------------   ---------------------
                                             January 2,               January 2,               January 2,               March 1,
                                   Year         2002        Year         2002        Year         2002        Year        2002
                                   Ended      through       Ended      through       Ended      through       Ended      through
                                 March 31,   March 31,    March 31,   March 31,    March 31,   March 31,    March 31,   March 31,
                                   2003         2002        2003         2002        2003         2002        2003        2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                           $ 9.89       $10.00       $9.87       $10.00       $9.88       $10.00      $ 9.90       $9.83
Income from investment
 operations:
 Net investment income             (0.01)          --       (0.03)       (0.01)      (0.03)       (0.01)         --          --
 Net realized and unrealized
  gain (loss) on investments       (2.18)       (0.11)      (2.21)       (0.12)      (2.22)       (0.11)      (2.18)       0.07
                                  ------       ------       -----       ------       -----       ------      ------       -----
 Total from investment
  operations                       (2.19)       (0.11)      (2.24)       (0.13)      (2.25)       (0.12)      (2.18)       0.07
---------------------------------------------------------------------------------------------------------------------------------
Capital contribution from
 Advisor                              --           --          --           --          --           --          --          --
Less distributions:
 Dividends from net investment
  income                              --           --          --           --          --           --          --          --
 Dividends from net realized
  capital gains                                    --          --           --          --           --          --          --
 Distributions from capital
  contributions                       --           --          --           --          --           --          --          --
                                  ------       ------       -----       ------       -----       ------      ------       -----
  Total distributions                 --           --          --           --          --           --          --          --
---------------------------------------------------------------------------------------------------------------------------------
Net assets value, end of period   $ 7.70       $ 9.89       $7.63       $ 9.87       $7.63       $ 9.88      $ 7.72       $9.90
---------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                    (22.1)%       (1.1)%     (22.7)%       (1.3)%     (22.8)%       (1.2)%     (22.0)%       0.7%
---------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
 Net assets, end of period
  (000)                           $9,333       $1,130       $ 545       $   55       $ 922       $   65      $1,336       $   1
 Ratio of net expenses to
  average net assets                 1.8%         1.8%*       2.5%         2.5%*       2.5%         2.5%*       1.5%        1.5%*
 Ratio of net investment income
  to average net assets             (0.3)%       (0.3)%*     (1.0)%       (1.0)%*     (1.0)%       (1.0)%*     (0.1)%      (0.0)%*
 Ratio of gross expenses to
  average net assets prior to
  waiver and absorption of
  expenses by the advisor            6.1%        32.3%*       6.8%        33.0%*       6.8%        33.0%*       5.8%       32.0%*
---------------------------------------------------------------------------------------------------------------------------------

                                                           January 2,
                                                 Year         2002
                                                 Ended      through
                                               March 31,   March 31,
                                                 2003         2002
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           33.6%         0.0%
---------------------------------------------------------------------------------------------------------------------------------

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.

 *  Annualized.

                         REPORT OF INDEPENDENT AUDITORS

To The Board of Trustees and Shareholders
CALAMOS INVESTMENT TRUST

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of CALAMOS INVESTMENT TRUST (comprising CALAMOS Convertible Fund, CALAMOS Growth and Income Fund (formerly CALAMOS Convertible Growth and Income Fund), CALAMOS Market Neutral Fund, CALAMOS Growth Fund, CALAMOS Global Growth and Income Fund (formerly CALAMOS Global Convertible
Fund), CALAMOS High Yield Fund and CALAMOS MidCap Value Fund) as of March 31, 2003, the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting the CALAMOS INVESTMENT TRUST at March 31, 2003, the results of their operations for the year then ended, the changes in their net assets, and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                      /s/ Ernst & Young LLP

Chicago, Illinois
May 19, 2003

                              TRUSTEES & OFFICERS

The management of the Trust, including general supervision of the duties performed for each Fund under the Investment Management Agreement, is the responsibility of its board of trustees. Each trustee elected will hold office for the lifetime of the Trust or until such trustee sooner dies, resigns or is removed.

The following table sets forth each trustee's position(s) with the Trust, age, principal occupation during the past five years, number of portfolios overseen, other directorships, and the date on which he or she first became a trustee of the Trust.

                       POSITION(S) HELD WITH TRUST  NUMBER OF PORTFOLIOS
NAME AND AGE AT         AND DATE FIRST ELECTED OR     IN FUND COMPLEX          PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
MARCH 31, 2003             APPOINTED TO OFFICE      OVERSEEN BY TRUSTEE                  AND OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
TRUSTEES WHO ARE INTERESTED PERSONS OF THE TRUST:
John P. Calamos, Sr.,  Trustee and President                 9            President, Calamos Holdings, Inc. ("CHI"), Calamos Asset
62*                    (since 1999)                                       Management, Inc. ("CAM") and Calamos Financial Services,
                                                                          Inc. ("CFS")
Nick P. Calamos, 41*   Trustee and Vice President            9            Senior Executive Vice President, CHI, CAM and CFS
                       (since 1999)
TRUSTEES WHO ARE NOT INTERESTED PERSONS OF THE TRUST:
Richard J. Dowen, 58   Trustee (since 1999)                  9            Chair and Professor of Finance, Northern Illinois
                                                                          University
Joe F. Hanauer, 65     Trustee (since 2001)                  9            Director, MAF Bancorp (banking); Director, Homestore.com,
                                                                          Inc. (Internet provider of real estate information and
                                                                          products); Director, Combined Investments, L.P.
                                                                          (investment management); Director, Loopnet, Inc. (internet company)
Weston W. Marsh, 52    Trustee (since 2002)                  9            Partner, Freeborn & Peters (law firm); Director,
                                                                          Telesource International
John E. Neal, 53       Trustee (since 2001)                  9            Managing Director, Bank One Capital Markets, Inc.
                                                                          (investment banking) (since 1999); and Private Investor
                                                                          prior thereto
William Rybak, 52      Trustee (since 2002)                  9            Retired Private Investor; Executive Vice President and
                                                                          CFO, Van Kampen Investments, Inc. (investment manager),
                                                                          prior thereto; Director, Howe Barnes Investments

Officers. Messrs. John Calamos and Nick Calamos are president and vice president of the Trust, respectively. The preceding table gives more information about Messrs. John Calamos and Nick Calamos. The following table sets forth each other officer's name, position with the Trust, age, principal occupation during the past five years, other directorships, and the date on which he or she first became an officer of the Trust. Each officer serves until his or her successor is chosen and qualified or until his or her resignation or removal by the board of trustees.

                        POSITION(S) HELD WITH TRUST AND
NAME AND AGE AT        DATE FIRST ELECTED OR APPOINTED TO        PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
MARCH 31, 2003                       OFFICE                                AND OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------
Rhowena Blank, 34      Treasurer (since 1999)              Vice President-Operations, CAM (since 1999); Vice President,
                                                           CFS (since 2000); Director of Operations, Christian Brothers
                                                           Investment Services (1998-1999); and Audit Manager, Ernst &
                                                           Young, LP, prior thereto
Patrick H. Dudasik,    Vice President (since 2001)         Executive Vice President, Chief Financial and Administrative
48                                                         Officer, and Treasurer of CHI, CAM and CFS (since 2001);
                                                           Chief Financial Officer, David Gomez and Associates, Inc.
                                                           (1998-2001) (executive search firm); and Chief Financial
                                                           Officer, Scudder Kemper Investments, Inc., prior thereto
James S. Hamman, Jr.,  Secretary (since 1999)              Executive Vice President and General Counsel, CHI, CAM and
33                                                         CFS (since 1998); Vice President and Associate Counsel,
                                                           Scudder Kemper Investments, Inc., prior thereto
Jeff Lotito, 31        Assistant Treasurer (since 2000)    Operations Manager, CAM (since 2000); Manager-Fund
                                                           Administration, Van Kampen (1999 -2000) (investment
                                                           management); Supervisor-Corporate Accounting, Stein Roe and
                                                           Farnham (1998-1999) (investment management); and
                                                           Supervisor-Financial Reporting, Scudder Kemper Investments,
                                                           Inc., prior thereto

The Statement of Additional Information ("SAI") includes additional information about fund directors and is available upon request without charge by calling our toll free number (800) 582-6959.

    FOR 24 HOUR SHAREHOLDER ASSISTANCE
    800.823.7386

    TO OPEN AN ACCOUNT OR OBTAIN INFORMATION
    800.582.6959

    VISIT OUR WEB-SITE
    www.calamos.com

    INVESTMENT ADVISOR
    CALAMOS ASSET MANAGEMENT, INC.
    1111 E. Warrenville Road
    Naperville, IL 60563-1463

    TRANSFER AGENT
    US Bancorp Fund Services, LLC
    615 E. Michigan St. 3rd floor
    Milwaukee, WI 53202

    INDEPENDENT AUDITORS
    Ernst & Young LLP
    Chicago, IL

    LEGAL COUNSEL
    Bell, Boyd & Lloyd LLC

    Chicago, IL

For the year ended March 31, 2003, 16.3%, 18.1%, 0.2%, 14.3%, and 0.8% of the
dividends paid from net investment income, including short-term gains, qualifies for the dividends received deduction available to corporate shareholders of the Convertible Fund, Growth and Income Fund, Market Neutral Fund, Global Growth and Income Fund, and High Yield Fund, respectively.

CALAMOS INVESTMENT TRUST

This report, including the audited financial statements contained herein, is submitted for general information for the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless it is accompanied by a currently effective prospectus of the Funds, and, after June 30, 2003, updated performance data for the most recently completed calendar quarter. The views expressed in this report reflect those of Calamos Asset Management, Inc. only through March 31, 2003. The manager's views are subject to
change at any time based on market and other conditions.                    1631